UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3221

Fidelity Charles Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2017

Item 1.

Reports to Stockholders

Fidelity Advisor Asset Manager® Funds - 20%, 30%, 40%, 50%, 60%, 70%, 85%
Class A, Class M (formerly Class T), Class C and Class I

Semi-Annual Report

March 31, 2017

Each Class A, Class M, Class C and Class I are classes of Fidelity Asset Manager® Funds

Contents

Fidelity Asset Manager® 20%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 30%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 40%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 50%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 60%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 70%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 85%
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Asset Manager® 20%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2017

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	18.5	10.2
Fannie Mae	5.0	6.5
Freddie Mac	2.5	3.2
Ginnie Mae	1.9	2.0
Petroleos Mexicanos	0.9	1.0
	28.8

Quality Diversification (% of fund's net assets)

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	27.9%
AAA,AA,A	2.6%
BBB	11.3%
BB and Below	7.3%
Not Rated	0.2%
Equities*	20.5%
Short-Term Investments and Net Other Assets	30.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.9%

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	21.9%
AAA,AA,A	6.9%
BBB	13.4%
BB and Below	9.3%
Not Rated	0.2%
Equities*	17.3%
Short-Term Investments and Net Other Assets	31.0%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.3	0.3
Amazon.com, Inc.	0.2	0.2
Facebook, Inc. Class A	0.1	0.2
Alphabet, Inc. Class C	0.1	0.2
Alphabet, Inc. Class A	0.1	0.2
	0.8

Top Five Market Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	35.2	34.9
Energy	4.2	5.2
Consumer Discretionary	3.7	4.5
Real Estate	3.2	3.3
Information Technology	2.9	3.0

Asset Allocation (% of fund's net assets)

As of March 31, 2017
Stock Class and Equity Futures*	20.6%
Bond Class	48.1%
Short-Term Class	31.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.9%

As of September 30, 2016
Stock Class and Equity Futures*	17.4%
Bond Class	51.3%
Short-Term Class	31.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 11.9% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 20%

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 17.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	14,651,477	$94,502,028
Fidelity Consumer Discretionary Central Fund (a)	220,979	60,276,429
Fidelity Consumer Staples Central Fund (a)	175,024	41,694,170
Fidelity Emerging Markets Equity Central Fund (a)	126,419	27,355,814
Fidelity Energy Central Fund (a)	256,999	32,523,279
Fidelity Financials Central Fund (a)	1,045,997	102,800,555
Fidelity Health Care Central Fund (a)	190,548	68,300,161
Fidelity Industrials Central Fund (a)	193,673	51,902,370
Fidelity Information Technology Central Fund (a)	347,425	130,933,946
Fidelity International Equity Central Fund (a)	2,461,371	193,980,659
Fidelity Materials Central Fund (a)	67,689	16,192,669
Fidelity Real Estate Equity Central Fund (a)	224,045	24,828,678
Fidelity Telecom Services Central Fund (a)	68,992	13,765,986
Fidelity Utilities Central Fund (a)	91,386	15,829,028
TOTAL EQUITY CENTRAL FUNDS
(Cost $552,310,897)		874,885,772

Fixed-Income Central Funds - 51.4%
High Yield Fixed-Income Funds - 4.1%
Fidelity Emerging Markets Debt Central Fund (a)	2,688,434	27,099,417
Fidelity Floating Rate Central Fund (a)	484,452	50,179,522
Fidelity High Income Central Fund 1 (a)	1,242,777	123,544,479

TOTAL HIGH YIELD FIXED-INCOME FUNDS		200,823,418

Investment Grade Fixed-Income Funds - 47.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)	2,168,545	221,191,598
Fidelity Investment Grade Bond Central Fund (a)	19,631,940	2,107,096,095

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,328,287,693

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,372,196,061)		2,529,111,111

Money Market Central Funds - 29.0%
Fidelity Cash Central Fund, 0.84% (b)	239,885,386	239,933,363
Fidelity Money Market Central Fund, 1.19% (b)	1,168,113,999	1,168,347,621
Fidelity Securities Lending Cash Central Fund 0.84% (b)(c)	20,831,340	20,833,424
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,428,851,473)		1,429,114,408

Investment Companies - 3.1%
iShares 20+ Year Treasury Bond ETF (d)	224,500	27,099,395
iShares Core MSCI Emerging Markets ETF	915,037	43,729,618
iShares MSCI EAFE Index ETF	590,925	36,808,718
iShares MSCI Japan ETF	861,079	44,345,569
TOTAL INVESTMENT COMPANIES
(Cost $146,968,391)		151,983,300
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $4,500,326,822)		4,985,094,591
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(64,804,791)
NET ASSETS - 100%		$4,920,289,800

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$688,130
Fidelity Commodity Strategy Central Fund	78,144
Fidelity Consumer Discretionary Central Fund	306,988
Fidelity Consumer Staples Central Fund	369,868
Fidelity Emerging Markets Debt Central Fund	1,036,417
Fidelity Emerging Markets Equity Central Fund	118,980
Fidelity Energy Central Fund	214,577
Fidelity Financials Central Fund	774,815
Fidelity Floating Rate Central Fund	1,258,151
Fidelity Health Care Central Fund	213,053
Fidelity High Income Central Fund 1	4,323,621
Fidelity Industrials Central Fund	395,551
Fidelity Inflation-Protected Bond Index Central Fund	147,473
Fidelity Information Technology Central Fund	356,971
Fidelity International Equity Central Fund	764,640
Fidelity Investment Grade Bond Central Fund	30,250,828
Fidelity Materials Central Fund	121,486
Fidelity Money Market Central Fund	5,713,174
Fidelity Real Estate Equity Central Fund	319,460
Fidelity Securities Lending Cash Central Fund	11,713
Fidelity Telecom Services Central Fund	157,082
Fidelity Utilities Central Fund	195,000
Total	$47,816,122

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$50,105,173	$46,906,867	$1,638,139	$94,502,028	13.5%
Fidelity Consumer Discretionary Central Fund	68,678,608	1,281,493	15,880,338	60,276,429	3.7%
Fidelity Consumer Staples Central Fund	51,340,221	1,758,293	13,310,693	41,694,170	3.3%
Fidelity Emerging Markets Debt Central Fund	26,780,874	1,505,377	936,249	27,099,417	22.3%
Fidelity Emerging Markets Equity Central Fund	24,332,423	3,082,268	1,795,127	27,355,814	5.1%
Fidelity Energy Central Fund	41,337,119	823,465	9,676,091	32,523,279	3.3%
Fidelity Financials Central Fund	113,590,007	2,616,823	31,475,357	102,800,555	3.6%
Fidelity Floating Rate Central Fund	49,200,757	2,005,471	1,492,557	50,179,522	3.0%
Fidelity Health Care Central Fund	81,651,474	3,562,755	18,741,523	68,300,161	3.3%
Fidelity High Income Central Fund 1	168,812,887	6,562,264	53,696,843	123,544,479	20.7%
Fidelity Industrials Central Fund	61,341,585	1,468,098	17,467,162	51,902,370	3.6%
Fidelity Inflation-Protected Bond Index Central Fund	219,498,579	10,743,505	6,716,690	221,191,598	21.5%
Fidelity Information Technology Central Fund	134,916,295	3,110,996	25,140,941	130,933,946	3.5%
Fidelity International Equity Central Fund	118,403,791	71,438,236	3,776,336	193,980,659	7.3%
Fidelity Investment Grade Bond Central Fund	2,206,811,976	84,659,770	126,075,527	2,107,096,095	29.8%
Fidelity Materials Central Fund	18,861,287	380,343	5,309,088	16,192,669	3.8%
Fidelity Real Estate Equity Central Fund	35,580,172	840,983	10,799,158	24,828,678	20.2%
Fidelity Telecom Services Central Fund	14,880,458	1,000,899	2,790,942	13,765,986	3.4%
Fidelity Utilities Central Fund	19,868,098	460,061	5,495,290	15,829,028	3.3%
Total	$3,505,991,784	$244,207,967	$352,214,051	$3,403,996,883

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.1%
United Kingdom	2.5%
Japan	1.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	7.3%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 20%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,448,274) — See accompanying schedule: Unaffiliated issuers (cost $146,968,391)	$151,983,300
Fidelity Central Funds (cost $4,353,358,431)	4,833,111,291
Total Investments (cost $4,500,326,822)		$4,985,094,591
Receivable for investments sold		1,154,964
Receivable for fund shares sold		3,632,066
Distributions receivable from Fidelity Central Funds		156,129
Prepaid expenses		4,494
Other receivables		6,898
Total assets		4,990,049,142
Liabilities
Payable for investments purchased	$43,714,308
Payable for fund shares redeemed	3,021,887
Accrued management fee	1,668,889
Distribution and service plan fees payable	40,524
Other affiliated payables	435,136
Other payables and accrued expenses	42,398
Collateral on securities loaned	20,836,200
Total liabilities		69,759,342
Net Assets		$4,920,289,800
Net Assets consist of:
Paid in capital		$4,684,515,062
Undistributed net investment income		8,235,765
Accumulated undistributed net realized gain (loss) on investments		(257,228,796)
Net unrealized appreciation (depreciation) on investments		484,767,769
Net Assets		$4,920,289,800
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($36,930,963 ÷ 2,788,745 shares)		$13.24
Maximum offering price per share (100/94.25 of $13.24)		$14.05
Class M:
Net Asset Value and redemption price per share ($23,446,494 ÷ 1,774,687 shares)		$13.21
Maximum offering price per share (100/96.50 of $13.21)		$13.69
Class C:
Net Asset Value and offering price per share ($28,147,191 ÷ 2,138,867 shares)(a)		$13.16
Asset Manager 20%:
Net Asset Value, offering price and redemption price per share ($4,787,501,965 ÷ 360,983,611 shares)		$13.26
Class I:
Net Asset Value, offering price and redemption price per share ($44,263,187 ÷ 3,339,523 shares)		$13.25

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$1,315,843
Interest		240
Income from Fidelity Central Funds		47,816,122
Total income		49,132,205
Expenses
Management fee	$9,997,201
Transfer agent fees	2,027,144
Distribution and service plan fees	253,280
Accounting and security lending fees	584,051
Custodian fees and expenses	9,017
Independent trustees' fees and expenses	10,114
Registration fees	101,486
Audit	17,870
Legal	11,128
Miscellaneous	20,859
Total expenses before reductions	13,032,150
Expense reductions	(36,793)	12,995,357
Net investment income (loss)		36,136,848
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,418,224
Fidelity Central Funds	71,459,556
Capital gain distributions from Fidelity Central Funds	5,712,159
Total net realized gain (loss)		92,589,939
Change in net unrealized appreciation (depreciation) on investment securities		(71,016,188)
Net gain (loss)		21,573,751
Net increase (decrease) in net assets resulting from operations		$57,710,599

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,136,848	$84,749,280
Net realized gain (loss)	92,589,939	15,399,875
Change in net unrealized appreciation (depreciation)	(71,016,188)	204,218,653
Net increase (decrease) in net assets resulting from operations	57,710,599	304,367,808
Distributions to shareholders from net investment income	(33,825,316)	(86,840,636)
Distributions to shareholders from net realized gain	(24,044,746)	(98,475,385)
Total distributions	(57,870,062)	(185,316,021)
Share transactions - net increase (decrease)	(6,273,276)	18,247,792
Total increase (decrease) in net assets	(6,432,739)	137,299,579
Net Assets
Beginning of period	4,926,722,539	4,789,422,960
End of period	$4,920,289,800	$4,926,722,539
Other Information
Undistributed net investment income end of period	$8,235,765	$5,924,233

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.24	$12.93	$13.56	$13.42	$13.37	$12.62
Income from Investment Operations
Net investment income (loss)A	.08	.19	.18	.16	.14	.18
Net realized and unrealized gain (loss)	.06	.59	(.22)	.44	.31	.91
Total from investment operations	.14	.78	(.04)	.60	.45	1.09
Distributions from net investment income	(.07)	(.20)	(.17)	(.15)	(.14)	(.18)
Distributions from net realized gain	(.07)	(.27)	(.42)	(.30)	(.27)	(.16)
Total distributions	(.14)	(.47)	(.59)	(.46)B	(.40)C	(.34)
Net asset value, end of period	$13.24	$13.24	$12.93	$13.56	$13.42	$13.37
Total ReturnD,E,F	1.05%	6.18%	(.33)%	4.54%	3.47%	8.76%
Ratios to Average Net AssetsG,H
Expenses before reductions	.84%I	.83%	.83%	.82%	.82%	.84%
Expenses net of fee waivers, if any	.84%I	.83%	.83%	.82%	.82%	.84%
Expenses net of all reductions	.84%I	.83%	.83%	.82%	.82%	.83%
Net investment income (loss)	1.18%I	1.47%	1.32%	1.16%	1.03%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$36,931	$42,221	$38,841	$38,733	$43,449	$46,763
Portfolio turnover rateJ	28%I	19%	20%	13%	27%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.46 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.302 per share.

 C Total distributions of $.40 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.266 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class M

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.21	$12.90	$13.53	$13.40	$13.34	$12.60
Income from Investment Operations
Net investment income (loss)A	.06	.16	.14	.12	.10	.14
Net realized and unrealized gain (loss)	.06	.58	(.21)	.43	.33	.90
Total from investment operations	.12	.74	(.07)	.55	.43	1.04
Distributions from net investment income	(.06)	(.17)	(.14)	(.12)	(.10)	(.15)
Distributions from net realized gain	(.07)	(.27)	(.42)	(.30)	(.27)	(.16)
Total distributions	(.12)B	(.43)C	(.56)	(.42)	(.37)	(.30)D
Net asset value, end of period	$13.21	$13.21	$12.90	$13.53	$13.40	$13.34
Total ReturnE,F,G	.93%	5.93%	(.59)%	4.20%	3.28%	8.39%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.09%J	1.09%	1.10%	1.10%	1.10%	1.10%
Expenses net of fee waivers, if any	1.09%J	1.09%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.09%J	1.09%	1.10%	1.09%	1.09%	1.10%
Net investment income (loss)	.92%J	1.21%	1.06%	.89%	.75%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$23,446	$25,052	$19,162	$21,010	$19,844	$18,870
Portfolio turnover rateK	28%J	19%	20%	13%	27%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.12 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.065 per share.

 C Total distributions of $.43 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.269 per share.

 D Total distributions of $.30 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.155 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.17	$12.85	$13.48	$13.35	$13.30	$12.57
Income from Investment Operations
Net investment income (loss)A	.03	.09	.07	.05	.03	.08
Net realized and unrealized gain (loss)	.05	.60	(.21)	.43	.33	.89
Total from investment operations	.08	.69	(.14)	.48	.36	.97
Distributions from net investment income	(.03)	(.10)	(.07)	(.05)	(.04)	(.08)
Distributions from net realized gain	(.07)	(.27)	(.42)	(.30)	(.27)	(.16)
Total distributions	(.09)B	(.37)	(.49)	(.35)	(.31)	(.24)
Net asset value, end of period	$13.16	$13.17	$12.85	$13.48	$13.35	$13.30
Total ReturnC,D,E	.62%	5.49%	(1.09)%	3.70%	2.73%	7.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.59%H	1.59%	1.60%	1.60%	1.60%	1.60%
Expenses net of fee waivers, if any	1.59%H	1.59%	1.60%	1.60%	1.60%	1.60%
Expenses net of all reductions	1.59%H	1.59%	1.60%	1.60%	1.59%	1.60%
Net investment income (loss)	.42%H	.71%	.56%	.39%	.25%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$28,147	$29,337	$28,515	$26,225	$24,910	$22,600
Portfolio turnover rateI	28%H	19%	20%	13%	27%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.09 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.065 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.26	$12.94	$13.57	$13.44	$13.39	$12.64
Income from Investment Operations
Net investment income (loss)A	.10	.23	.22	.20	.18	.22
Net realized and unrealized gain (loss)	.06	.60	(.22)	.43	.31	.91
Total from investment operations	.16	.83	–	.63	.49	1.13
Distributions from net investment income	(.09)	(.24)	(.21)	(.20)	(.18)	(.22)
Distributions from net realized gain	(.07)	(.27)	(.42)	(.30)	(.27)	(.16)
Total distributions	(.16)	(.51)	(.63)	(.50)	(.44)B	(.38)
Net asset value, end of period	$13.26	$13.26	$12.94	$13.57	$13.44	$13.39
Total ReturnC,D	1.21%	6.58%	(.04)%	4.80%	3.79%	9.06%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%G	.52%	.53%	.53%	.53%	.54%
Expenses net of fee waivers, if any	.52%G	.52%	.53%	.53%	.53%	.54%
Expenses net of all reductions	.52%G	.52%	.52%	.52%	.52%	.54%
Net investment income (loss)	1.49%G	1.78%	1.63%	1.46%	1.32%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$4,787,502	$4,802,797	$4,685,019	$4,923,702	$4,708,494	$4,595,339
Portfolio turnover rateH	28%G	19%	20%	13%	27%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.266 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.26	$12.94	$13.57	$13.44	$13.38	$12.64
Income from Investment Operations
Net investment income (loss)A	.09	.22	.21	.19	.17	.21
Net realized and unrealized gain (loss)	.05	.60	(.21)	.43	.33	.90
Total from investment operations	.14	.82	–	.62	.50	1.11
Distributions from net investment income	(.09)	(.24)	(.21)	(.19)	(.17)	(.22)
Distributions from net realized gain	(.07)	(.27)	(.42)	(.30)	(.27)	(.16)
Total distributions	(.15)B	(.50)C	(.63)	(.49)	(.44)	(.37)D
Net asset value, end of period	$13.25	$13.26	$12.94	$13.57	$13.44	$13.38
Total ReturnE,F	1.11%	6.56%	(.08)%	4.74%	3.83%	8.94%
Ratios to Average Net AssetsG,H
Expenses before reductions	.57%I	.57%	.57%	.56%	.57%	.58%
Expenses net of fee waivers, if any	.57%I	.57%	.57%	.56%	.57%	.58%
Expenses net of all reductions	.57%I	.57%	.57%	.56%	.56%	.57%
Net investment income (loss)	1.45%I	1.73%	1.59%	1.42%	1.29%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$44,263	$27,315	$16,388	$14,204	$32,926	$30,383
Portfolio turnover rateJ	28%I	19%	20%	13%	27%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.15 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.065 per share.

 C Total distributions of $.50 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.269 per share.

 D Total distributions of $.37 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.155 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2017

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	18.5	10.0
Fannie Mae	5.0	6.5
Freddie Mac	2.5	3.2
Ginnie Mae	1.9	2.0
Petroleos Mexicanos	0.9	0.9
	28.8

Quality Diversification (% of fund's net assets)

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	27.9%
AAA,AA,A	2.6%
BBB	11.3%
BB and Below	7.3%
Not Rated	0.2%
Equities*	30.5%
Short-Term Investments and Net Other Assets	20.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	21.7%
AAA,AA,A	6.9%
BBB	13.4%
BB and Below	9.2%
Not Rated	0.2%
Equities*	28.6%
Short-Term Investments and Net Other Assets	20.0%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.5	0.5
Amazon.com, Inc.	0.3	0.4
Facebook, Inc. Class A	0.2	0.3
Alphabet, Inc. Class C	0.2	0.2
Alphabet, Inc. Class A	0.2	0.2
	1.4

Top Five Market Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.1	26.5
Consumer Discretionary	5.4	5.7
Energy	4.6	6.1
Information Technology	4.4	5.5
Health Care	3.9	4.3

Asset Allocation (% of fund's net assets)

As of March 31, 2017
Stock Class and Equity Futures*	30.6%
Bond Class	48.0%
Short-Term Class	21.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of September 30, 2016
Stock Class and Equity Futures*	28.7%
Bond Class	50.9%
Short-Term Class	20.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 16.4% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 30%

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 28.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	3,298,297	$21,274,014
Fidelity Consumer Discretionary Central Fund (a)	77,934	21,257,936
Fidelity Consumer Staples Central Fund (a)	62,425	14,870,907
Fidelity Emerging Markets Equity Central Fund (a)	84,835	18,357,539
Fidelity Energy Central Fund (a)	92,108	11,656,253
Fidelity Financials Central Fund (a)	372,236	36,583,357
Fidelity Health Care Central Fund (a)	68,272	24,471,252
Fidelity Industrials Central Fund (a)	69,142	18,529,286
Fidelity Information Technology Central Fund (a)	123,131	46,404,288
Fidelity International Equity Central Fund (a)	847,132	66,762,434
Fidelity Materials Central Fund (a)	24,221	5,794,197
Fidelity Real Estate Equity Central Fund(a)	47,497	5,263,588
Fidelity Telecom Services Central Fund (a)	24,004	4,789,542
Fidelity Utilities Central Fund (a)	32,851	5,690,180
TOTAL EQUITY CENTRAL FUNDS
(Cost $208,605,372)		301,704,773

Fixed-Income Central Funds - 51.3%
High Yield Fixed-Income Funds - 4.1%
Fidelity Emerging Markets Debt Central Fund (a)	566,805	5,713,393
Fidelity Floating Rate Central Fund (a)	104,324	10,805,923
Fidelity High Income Central Fund 1 (a)	268,227	26,664,442

TOTAL HIGH YIELD FIXED-INCOME FUNDS		43,183,758

Investment Grade Fixed-Income Funds - 47.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)	469,402	47,879,033
Fidelity Investment Grade Bond Central Fund (a)	4,234,855	454,526,994

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		502,406,027

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $530,442,478)		545,589,785

Money Market Central Funds - 20.1%
Fidelity Cash Central Fund, 0.84% (b)	68,821,305	68,835,069
Fidelity Money Market Central Fund, 1.19% (b)	144,597,295	144,626,215
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $213,428,882)		213,461,284

Investment Companies - 2.7%
iShares 20+ Year Treasury Bond ETF	52,217	6,303,114
iShares Core MSCI Emerging Markets ETF	96,924	4,631,998
iShares MSCI EAFE Index ETF	126,370	7,871,587
iShares MSCI Japan ETF	194,997	10,042,346
TOTAL INVESTMENT COMPANIES
(Cost $28,052,283)		28,849,045
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $980,529,015)		1,089,604,887
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(26,129,207)
NET ASSETS - 100%		$1,063,475,680

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$161,073
Fidelity Commodity Strategy Central Fund	17,786
Fidelity Consumer Discretionary Central Fund	101,457
Fidelity Consumer Staples Central Fund	123,108
Fidelity Emerging Markets Debt Central Fund	214,007
Fidelity Emerging Markets Equity Central Fund	139,682
Fidelity Energy Central Fund	71,850
Fidelity Financials Central Fund	255,934
Fidelity Floating Rate Central Fund	264,834
Fidelity Health Care Central Fund	71,357
Fidelity High Income Central Fund 1	904,309
Fidelity Industrials Central Fund	130,967
Fidelity Inflation-Protected Bond Index Central Fund	30,803
Fidelity Information Technology Central Fund	118,861
Fidelity International Equity Central Fund	295,309
Fidelity Investment Grade Bond Central Fund	6,336,264
Fidelity Materials Central Fund	40,324
Fidelity Money Market Central Fund	614,224
Fidelity Real Estate Equity Central Fund	66,909
Fidelity Securities Lending Cash Central Fund	844
Fidelity Telecom Services Central Fund	51,799
Fidelity Utilities Central Fund	64,802
Total	$10,076,503

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$11,200,594	$10,844,081	$592,197	$21,274,014	3.0%
Fidelity Consumer Discretionary Central Fund	22,155,799	1,878,431	4,860,105	21,257,936	1.3%
Fidelity Consumer Staples Central Fund	16,624,110	1,614,811	4,050,689	14,870,907	1.2%
Fidelity Emerging Markets Debt Central Fund	5,399,172	619,452	242,293	5,713,393	4.7%
Fidelity Emerging Markets Equity Central Fund	28,584,388	1,780,867	13,280,943	18,357,539	3.4%
Fidelity Energy Central Fund	13,396,050	1,139,826	2,867,338	11,656,253	1.2%
Fidelity Financials Central Fund	36,737,665	3,384,629	9,436,870	36,583,357	1.3%
Fidelity Floating Rate Central Fund	10,112,638	1,079,926	483,706	10,805,923	0.6%
Fidelity Health Care Central Fund	26,406,580	3,222,925	5,888,692	24,471,252	1.2%
Fidelity High Income Central Fund 1	34,412,284	3,133,497	11,279,924	26,664,442	4.5%
Fidelity Industrials Central Fund	19,838,054	1,775,024	5,236,704	18,529,286	1.3%
Fidelity Inflation-Protected Bond Index Central Fund	44,523,012	5,964,869	2,147,650	47,879,033	4.7%
Fidelity Information Technology Central Fund	43,782,735	3,904,526	7,464,430	46,404,288	1.2%
Fidelity International Equity Central Fund	44,887,078	20,930,975	2,146,151	66,762,434	2.5%
Fidelity Investment Grade Bond Central Fund	447,839,272	50,582,368	32,136,310	454,526,994	6.4%
Fidelity Materials Central Fund	6,081,059	509,405	1,544,204	5,794,197	1.3%
Fidelity Real Estate Equity Central Fund	7,317,630	618,668	2,518,804	5,263,588	4.3%
Fidelity Telecom Services Central Fund	4,803,468	596,621	829,416	4,789,542	1.2%
Fidelity Utilities Central Fund	6,453,963	540,078	1,654,690	5,690,180	1.2%
Total	$830,555,551	$114,120,979	$108,661,116	$847,294,558

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.6%
United Kingdom	3.0%
Japan	1.8%
Netherlands	1.3%
Cayman Islands	1.1%
Mexico	1.0%
Others (Individually Less Than 1%)	8.2%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $28,052,283)	$28,849,045
Fidelity Central Funds (cost $952,476,732)	1,060,755,842
Total Investments (cost $980,529,015)		$1,089,604,887
Receivable for investments sold		782,623
Receivable for fund shares sold		240,908
Distributions receivable from Fidelity Central Funds		42,575
Prepaid expenses		902
Other receivables		1,229
Total assets		1,090,673,124
Liabilities
Payable for investments purchased	$25,770,426
Payable for fund shares redeemed	913,148
Accrued management fee	357,913
Distribution and service plan fees payable	26,926
Other affiliated payables	99,342
Other payables and accrued expenses	29,689
Total liabilities		27,197,444
Net Assets		$1,063,475,680
Net Assets consist of:
Paid in capital		$996,299,777
Undistributed net investment income		1,621,693
Accumulated undistributed net realized gain (loss) on investments		(43,521,662)
Net unrealized appreciation (depreciation) on investments		109,075,872
Net Assets		$1,063,475,680
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($20,697,707 ÷ 1,925,931 shares)		$10.75
Maximum offering price per share (100/94.25 of $10.75)		$11.41
Class M:
Net Asset Value and redemption price per share ($12,574,700 ÷ 1,171,367 shares)		$10.74
Maximum offering price per share (100/96.50 of $10.74)		$11.13
Class C:
Net Asset Value and offering price per share ($21,007,688 ÷ 1,966,373 shares)(a)		$10.68
Asset Manager 30%:
Net Asset Value, offering price and redemption price per share ($992,791,107 ÷ 92,359,070 shares)		$10.75
Class I:
Net Asset Value, offering price and redemption price per share ($16,404,478 ÷ 1,526,356 shares)		$10.75

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$213,199
Interest		927
Income from Fidelity Central Funds		10,076,503
Total income		10,290,629
Expenses
Management fee	$2,098,516
Transfer agent fees	404,542
Distribution and service plan fees	163,543
Accounting and security lending fees	182,805
Custodian fees and expenses	8,708
Independent trustees' fees and expenses	2,102
Registration fees	61,968
Audit	17,870
Legal	1,959
Miscellaneous	4,366
Total expenses before reductions	2,946,379
Expense reductions	(6,559)	2,939,820
Net investment income (loss)		7,350,809
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,620,664
Fidelity Central Funds	12,986,512
Futures contracts	99,908
Capital gain distributions from Fidelity Central Funds	1,573,949
Total net realized gain (loss)		16,281,033
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,583,379)
Futures contracts	(181,084)
Total change in net unrealized appreciation (depreciation)		(1,764,463)
Net gain (loss)		14,516,570
Net increase (decrease) in net assets resulting from operations		$21,867,379

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,350,809	$17,341,508
Net realized gain (loss)	16,281,033	(1,498,562)
Change in net unrealized appreciation (depreciation)	(1,764,463)	55,666,337
Net increase (decrease) in net assets resulting from operations	21,867,379	71,509,283
Distributions to shareholders from net investment income	(7,063,646)	(17,547,432)
Distributions to shareholders from net realized gain	(2,129,556)	(13,942,288)
Total distributions	(9,193,202)	(31,489,720)
Share transactions - net increase (decrease)	44,733,688	84,393,310
Total increase (decrease) in net assets	57,407,865	124,412,873
Net Assets
Beginning of period	1,006,067,815	881,654,942
End of period	$1,063,475,680	$1,006,067,815
Other Information
Undistributed net investment income end of period	$1,621,693	$1,334,530

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.62	$10.19	$10.71	$10.43	$10.15	$9.37
Income from Investment Operations
Net investment income (loss)A	.06	.16	.15	.14	.12	.14
Net realized and unrealized gain (loss)	.15	.60	(.23)	.46	.44	.89
Total from investment operations	.21	.76	(.08)	.60	.56	1.03
Distributions from net investment income	(.06)	(.17)	(.15)	(.13)	(.11)	(.14)
Distributions from net realized gain	(.02)	(.16)	(.30)	(.18)	(.17)	(.11)
Total distributions	(.08)	(.33)	(.44)B	(.32)C	(.28)	(.25)
Net asset value, end of period	$10.75	$10.62	$10.19	$10.71	$10.43	$10.15
Total ReturnD,E,F	1.99%	7.61%	(.79)%	5.83%	5.64%	11.20%
Ratios to Average Net AssetsG,H
Expenses before reductions	.85%I	.85%	.86%	.85%	.87%	.89%
Expenses net of fee waivers, if any	.85%I	.85%	.86%	.85%	.87%	.89%
Expenses net of all reductions	.85%I	.85%	.86%	.85%	.87%	.88%
Net investment income (loss)	1.16%I	1.58%	1.45%	1.29%	1.15%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$20,698	$23,868	$21,424	$22,071	$15,100	$11,431
Portfolio turnover rateJ	32%I	24%	22%	13%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.298 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.183 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class M

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.61	$10.18	$10.70	$10.42	$10.14	$9.36
Income from Investment Operations
Net investment income (loss)A	.05	.14	.13	.11	.09	.12
Net realized and unrealized gain (loss)	.15	.59	(.23)	.46	.44	.89
Total from investment operations	.20	.73	(.10)	.57	.53	1.01
Distributions from net investment income	(.05)	(.14)	(.12)	(.10)	(.08)	(.12)
Distributions from net realized gain	(.02)	(.16)	(.30)	(.18)	(.17)	(.11)
Total distributions	(.07)	(.30)	(.42)	(.29)B	(.25)	(.23)
Net asset value, end of period	$10.74	$10.61	$10.18	$10.70	$10.42	$10.14
Total ReturnC,D,E	1.87%	7.33%	(1.02)%	5.53%	5.37%	10.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.11%H	1.11%	1.12%	1.13%	1.13%	1.14%
Expenses net of fee waivers, if any	1.11%H	1.11%	1.12%	1.13%	1.13%	1.14%
Expenses net of all reductions	1.11%H	1.11%	1.12%	1.13%	1.13%	1.13%
Net investment income (loss)	.90%H	1.32%	1.18%	1.01%	.89%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$12,575	$11,834	$11,098	$9,932	$7,064	$6,542
Portfolio turnover rateI	32%H	24%	22%	13%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.183 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$10.14	$10.66	$10.38	$10.12	$9.34
Income from Investment Operations
Net investment income (loss)A	.02	.08	.07	.06	.04	.07
Net realized and unrealized gain (loss)	.14	.60	(.22)	.46	.43	.89
Total from investment operations	.16	.68	(.15)	.52	.47	.96
Distributions from net investment income	(.02)	(.09)	(.07)	(.06)	(.04)	(.07)
Distributions from net realized gain	(.02)	(.16)	(.30)	(.18)	(.17)	(.11)
Total distributions	(.05)B	(.25)	(.37)	(.24)	(.21)	(.18)
Net asset value, end of period	$10.68	$10.57	$10.14	$10.66	$10.38	$10.12
Total ReturnC,D,E	1.48%	6.85%	(1.51)%	5.09%	4.75%	10.41%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.61%H	1.61%	1.62%	1.62%	1.64%	1.66%
Expenses net of fee waivers, if any	1.61%H	1.61%	1.62%	1.62%	1.64%	1.65%
Expenses net of all reductions	1.61%H	1.61%	1.61%	1.61%	1.63%	1.64%
Net investment income (loss)	.40%H	.82%	.69%	.52%	.39%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$21,008	$21,579	$19,621	$16,976	$12,001	$7,937
Portfolio turnover rateI	32%H	24%	22%	13%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.05 per share is comprised of distributions from net investment income of $.023 and distributions from net realized gain of $.022 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.63	$10.20	$10.71	$10.43	$10.15	$9.37
Income from Investment Operations
Net investment income (loss)A	.08	.20	.19	.17	.15	.17
Net realized and unrealized gain (loss)	.14	.59	(.22)	.46	.44	.89
Total from investment operations	.22	.79	(.03)	.63	.59	1.06
Distributions from net investment income	(.08)	(.20)	(.18)	(.17)	(.14)	(.17)
Distributions from net realized gain	(.02)	(.16)	(.30)	(.18)	(.17)	(.11)
Total distributions	(.10)	(.36)	(.48)	(.35)	(.31)	(.28)
Net asset value, end of period	$10.75	$10.63	$10.20	$10.71	$10.43	$10.15
Total ReturnB,C	2.07%	7.94%	(.38)%	6.19%	5.96%	11.53%
Ratios to Average Net AssetsD,E
Expenses before reductions	.54%F	.54%	.55%	.55%	.56%	.58%
Expenses net of fee waivers, if any	.54%F	.54%	.55%	.55%	.56%	.58%
Expenses net of all reductions	.54%F	.53%	.54%	.55%	.56%	.58%
Net investment income (loss)	1.47%F	1.90%	1.76%	1.59%	1.46%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$992,791	$937,285	$820,206	$757,908	$560,306	$364,386
Portfolio turnover rateG	32%F	24%	22%	13%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.62	$10.20	$10.71	$10.43	$10.16	$9.37
Income from Investment Operations
Net investment income (loss)A	.07	.19	.18	.16	.14	.17
Net realized and unrealized gain (loss)	.15	.59	(.22)	.47	.44	.90
Total from investment operations	.22	.78	(.04)	.63	.58	1.07
Distributions from net investment income	(.07)	(.20)	(.17)	(.16)	(.13)	(.17)
Distributions from net realized gain	(.02)	(.16)	(.30)	(.18)	(.17)	(.11)
Total distributions	(.09)	(.36)	(.47)	(.35)B	(.31)C	(.28)
Net asset value, end of period	$10.75	$10.62	$10.20	$10.71	$10.43	$10.16
Total ReturnD,E	2.11%	7.80%	(.46)%	6.12%	5.81%	11.56%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%H	.60%	.61%	.62%	.62%	.65%
Expenses net of fee waivers, if any	.63%H	.60%	.61%	.62%	.62%	.65%
Expenses net of all reductions	.63%H	.60%	.61%	.62%	.62%	.64%
Net investment income (loss)	1.38%H	1.84%	1.69%	1.52%	1.40%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$16,404	$11,501	$8,759	$8,616	$4,663	$2,099
Portfolio turnover rateI	32%H	24%	22%	13%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.35 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.183 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.174 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2017

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.5	9.0
Fannie Mae	4.4	5.7
Freddie Mac	2.2	2.8
Ginnie Mae	1.6	1.7
Petroleos Mexicanos	0.9	0.9
	25.6

Quality Diversification (% of fund's net assets)

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	24.7%
AAA,AA,A	2.3%
BBB	10.2%
BB and Below	6.5%
Not Rated	0.2%
Equities*	40.7%
Short-Term Investments and Net Other Assets	15.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.1%

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	19.2%
AAA,AA,A	5.7%
BBB	12.1%
BB and Below	8.3%
Not Rated	0.2%
Equities*	37.1%
Short-Term Investments and Net Other Assets	17.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.7	0.6
Amazon.com, Inc.	0.5	0.5
Facebook, Inc. Class A	0.3	0.4
Alphabet, Inc. Class C	0.3	0.3
Alphabet, Inc. Class A	0.3	0.3
	2.1

Top Five Market Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.4	22.5
Consumer Discretionary	6.7	6.8
Information Technology	6.0	6.7
Energy	4.9	6.0
Health Care	4.9	5.4

Asset Allocation (% of fund's net assets)

As of March 31, 2017
Stock Class and Equity Futures*	40.5%
Bond Class	42.8%
Short-Term Class	16.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.1%

As of September 30, 2016
Stock Class and Equity Futures*	37.1%
Bond Class	45.1%
Short-Term Class	17.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 19.3% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 40%

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 37.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	4,162,407	$26,847,526
Fidelity Consumer Discretionary Central Fund (a)	131,042	35,744,450
Fidelity Consumer Staples Central Fund (a)	106,126	25,281,279
Fidelity Emerging Markets Equity Central Fund (a)	107,610	23,285,759
Fidelity Energy Central Fund (a)	157,189	19,892,298
Fidelity Financials Central Fund (a)	630,943	62,009,110
Fidelity Health Care Central Fund (a)	116,502	41,759,057
Fidelity Industrials Central Fund (a)	117,732	31,550,889
Fidelity Information Technology Central Fund (a)	205,609	77,487,824
Fidelity International Equity Central Fund (a)	1,405,042	110,731,346
Fidelity Materials Central Fund (a)	41,365	9,895,359
Fidelity Real Estate Equity Central Fund (a)	58,383	6,470,056
Fidelity Telecom Services Central Fund (a)	40,116	8,004,440
Fidelity Utilities Central Fund (a)	56,489	9,784,492
TOTAL EQUITY CENTRAL FUNDS
(Cost $356,370,706)		488,743,885

Fixed-Income Central Funds - 45.8%
High Yield Fixed-Income Funds - 4.1%
Fidelity Emerging Markets Debt Central Fund (a)	683,394	6,888,610
Fidelity Floating Rate Central Fund (a)	127,000	13,154,641
Fidelity High Income Central Fund 1 (a)	326,599	32,467,249

TOTAL HIGH YIELD FIXED-INCOME FUNDS		52,510,500

Investment Grade Fixed-Income Funds - 41.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)	534,483	54,517,308
Fidelity Investment Grade Bond Central Fund (a)	4,536,422	486,894,151

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		541,411,459

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $581,701,539)		593,921,959

Money Market Central Funds - 15.3%
Fidelity Cash Central Fund, 0.84% (b)	75,655,590	75,670,721
Fidelity Money Market Central Fund, 1.19% (b)	116,296,371	116,319,630
Fidelity Securities Lending Cash Central Fund 0.84% (b)(c)	6,432,257	6,432,900
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $198,392,261)		198,423,251

Investment Companies - 3.6%
iShares 20+ Year Treasury Bond ETF (d)	74,893	9,040,334
iShares Core MSCI Emerging Markets ETF	296,260	14,158,262
iShares MSCI EAFE Index ETF	173,837	10,828,307
iShares MSCI Japan ETF	251,402	12,947,203
TOTAL INVESTMENT COMPANIES
(Cost $45,235,642)		46,974,106
TOTAL INVESTMENT PORTFOLIO - 102.3%
(Cost $1,181,700,148)		1,328,063,201
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(29,802,019)
NET ASSETS - 100%		$1,298,261,182

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$199,318
Fidelity Commodity Strategy Central Fund	22,640
Fidelity Consumer Discretionary Central Fund	161,925
Fidelity Consumer Staples Central Fund	197,420
Fidelity Emerging Markets Debt Central Fund	251,830
Fidelity Emerging Markets Equity Central Fund	85,923
Fidelity Energy Central Fund	116,336
Fidelity Financials Central Fund	411,912
Fidelity Floating Rate Central Fund	314,793
Fidelity Health Care Central Fund	113,727
Fidelity High Income Central Fund 1	1,067,030
Fidelity Industrials Central Fund	209,340
Fidelity Inflation-Protected Bond Index Central Fund	33,961
Fidelity Information Technology Central Fund	190,166
Fidelity International Equity Central Fund	501,099
Fidelity Investment Grade Bond Central Fund	6,575,444
Fidelity Materials Central Fund	64,913
Fidelity Money Market Central Fund	497,597
Fidelity Real Estate Equity Central Fund	79,018
Fidelity Securities Lending Cash Central Fund	2,779
Fidelity Telecom Services Central Fund	82,711
Fidelity Utilities Central Fund	103,722
Total	$11,283,604

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$14,203,746	$13,332,609	$468,508	$26,847,526	3.8%
Fidelity Consumer Discretionary Central Fund	34,973,621	3,700,411	6,295,175	35,744,450	2.2%
Fidelity Consumer Staples Central Fund	26,252,099	3,073,819	5,190,860	25,281,279	2.0%
Fidelity Emerging Markets Debt Central Fund	6,286,409	846,229	171,487	6,888,610	5.7%
Fidelity Emerging Markets Equity Central Fund	16,846,249	5,734,762	777,448	23,285,759	4.3%
Fidelity Energy Central Fund	21,136,161	2,216,309	3,357,726	19,892,298	2.0%
Fidelity Financials Central Fund	58,046,913	6,520,583	11,949,267	62,009,110	2.2%
Fidelity Floating Rate Central Fund	11,873,894	1,509,606	342,971	13,154,641	0.8%
Fidelity Health Care Central Fund	41,721,891	5,578,524	6,797,060	41,759,057	2.0%
Fidelity High Income Central Fund 1	40,084,318	4,210,551	12,294,483	32,467,249	5.4%
Fidelity Industrials Central Fund	31,319,965	3,412,800	6,597,057	31,550,889	2.2%
Fidelity Inflation-Protected Bond Index Central Fund	48,366,031	8,087,108	1,440,465	54,517,308	5.3%
Fidelity Information Technology Central Fund	69,046,230	7,604,889	9,175,214	77,487,824	2.0%
Fidelity International Equity Central Fund	78,773,956	29,208,447	2,283,303	110,731,346	4.1%
Fidelity Investment Grade Bond Central Fund	453,420,893	63,556,239	18,186,520	486,894,151	6.9%
Fidelity Materials Central Fund	9,597,095	1,002,150	1,896,516	9,895,359	2.3%
Fidelity Real Estate Equity Central Fund	8,580,493	876,349	2,806,707	6,470,056	5.3%
Fidelity Telecom Services Central Fund	7,611,629	1,065,604	1,016,957	8,004,440	2.0%
Fidelity Utilities Central Fund	10,206,237	1,051,602	2,065,759	9,784,492	2.1%
Total	$988,347,830	$162,588,591	$93,113,483	$1,082,665,844

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.7%
United Kingdom	3.0%
Japan	2.3%
Netherlands	1.2%
Cayman Islands	1.2%
Germany	1.1%
Canada	1.1%
Mexico	1.0%
Ireland	1.0%
Others (Individually Less Than 1%)	7.4%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,313,133) — See accompanying schedule: Unaffiliated issuers (cost $45,235,642)	$46,974,106
Fidelity Central Funds (cost $1,136,464,506)	1,281,089,095
Total Investments (cost $1,181,700,148)		$1,328,063,201
Receivable for investments sold		361,718
Receivable for fund shares sold		2,351,879
Distributions receivable from Fidelity Central Funds		48,341
Prepaid expenses		1,037
Other receivables		2,222
Total assets		1,330,828,398
Liabilities
Payable for investments purchased	$24,379,913
Payable for fund shares redeemed	1,134,231
Accrued management fee	435,643
Distribution and service plan fees payable	30,164
Other affiliated payables	122,526
Other payables and accrued expenses	31,839
Collateral on securities loaned	6,432,900
Total liabilities		32,567,216
Net Assets		$1,298,261,182
Net Assets consist of:
Paid in capital		$1,199,221,311
Undistributed net investment income		3,398,939
Accumulated undistributed net realized gain (loss) on investments		(50,722,121)
Net unrealized appreciation (depreciation) on investments		146,363,053
Net Assets		$1,298,261,182
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($34,144,515 ÷ 3,054,392 shares)		$11.18
Maximum offering price per share (100/94.25 of $11.18)		$11.86
Class M:
Net Asset Value and redemption price per share ($11,017,454 ÷ 987,167 shares)		$11.16
Maximum offering price per share (100/96.50 of $11.16)		$11.56
Class C:
Net Asset Value and offering price per share ($22,285,205 ÷ 2,003,278 shares)(a)		$11.12
Asset Manager 40%:
Net Asset Value, offering price and redemption price per share ($1,214,217,830 ÷ 108,594,390 shares)		$11.18
Class I:
Net Asset Value, offering price and redemption price per share ($16,596,178 ÷ 1,484,049 shares)		$11.18

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$365,007
Interest		83
Income from Fidelity Central Funds		11,283,604
Total income		11,648,694
Expenses
Management fee	$2,487,780
Transfer agent fees	500,573
Distribution and service plan fees	182,178
Accounting and security lending fees	211,488
Custodian fees and expenses	8,751
Independent trustees' fees and expenses	2,471
Registration fees	65,396
Audit	17,870
Legal	2,282
Miscellaneous	5,058
Total expenses before reductions	3,483,847
Expense reductions	(10,546)	3,473,301
Net investment income (loss)		8,175,393
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,998,743
Fidelity Central Funds	9,240,752
Capital gain distributions from Fidelity Central Funds	1,966,698
Total net realized gain (loss)		13,206,193
Change in net unrealized appreciation (depreciation) on investment securities		16,470,510
Net gain (loss)		29,676,703
Net increase (decrease) in net assets resulting from operations		$37,852,096

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,175,393	$19,274,896
Net realized gain (loss)	13,206,193	(478,823)
Change in net unrealized appreciation (depreciation)	16,470,510	71,682,189
Net increase (decrease) in net assets resulting from operations	37,852,096	90,478,262
Distributions to shareholders from net investment income	(9,149,487)	(19,559,955)
Distributions to shareholders from net realized gain	(2,200,401)	(12,743,655)
Total distributions	(11,349,888)	(32,303,610)
Share transactions - net increase (decrease)	99,417,024	116,130,128
Total increase (decrease) in net assets	125,919,232	174,304,780
Net Assets
Beginning of period	1,172,341,950	998,037,170
End of period	$1,298,261,182	$1,172,341,950
Other Information
Undistributed net investment income end of period	$3,398,939	$4,373,033

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$10.39	$10.96	$10.66	$10.11	$9.13
Income from Investment Operations
Net investment income (loss)A	.06	.16	.16	.14	.12	.14
Net realized and unrealized gain (loss)	.26	.70	(.28)	.59	.66	1.07
Total from investment operations	.32	.86	(.12)	.73	.78	1.21
Distributions from net investment income	(.07)	(.17)	(.14)	(.15)	(.10)	(.14)
Distributions from net realized gain	(.02)	(.13)	(.31)	(.28)	(.13)	(.09)
Total distributions	(.09)	(.30)	(.45)	(.43)	(.23)	(.23)
Net asset value, end of period	$11.18	$10.95	$10.39	$10.96	$10.66	$10.11
Total ReturnB,C,D	2.94%	8.44%	(1.19)%	6.98%	7.88%	13.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.85%G	.84%	.85%	.85%	.87%	.90%
Expenses net of fee waivers, if any	.85%G	.84%	.85%	.85%	.87%	.90%
Expenses net of all reductions	.85%G	.84%	.84%	.85%	.86%	.89%
Net investment income (loss)	1.07%G	1.53%	1.44%	1.31%	1.21%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$34,145	$40,046	$30,959	$25,419	$16,042	$14,048
Portfolio turnover rateH	24%G	22%	22%	11%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class M

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$10.37	$10.94	$10.64	$10.09	$9.12
Income from Investment Operations
Net investment income (loss)A	.04	.13	.13	.11	.10	.12
Net realized and unrealized gain (loss)	.26	.70	(.28)	.59	.66	1.06
Total from investment operations	.30	.83	(.15)	.70	.76	1.18
Distributions from net investment income	(.05)	(.14)	(.11)	(.12)	(.08)	(.12)
Distributions from net realized gain	(.02)	(.13)	(.31)	(.28)	(.13)	(.09)
Total distributions	(.07)	(.27)	(.42)	(.40)	(.21)	(.21)
Net asset value, end of period	$11.16	$10.93	$10.37	$10.94	$10.64	$10.09
Total ReturnB,C,D	2.80%	8.12%	(1.45)%	6.72%	7.62%	13.09%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.12%G	1.12%	1.11%	1.12%	1.14%	1.17%
Expenses net of fee waivers, if any	1.12%G	1.12%	1.11%	1.12%	1.14%	1.15%
Expenses net of all reductions	1.12%G	1.12%	1.10%	1.12%	1.13%	1.14%
Net investment income (loss)	.80%G	1.25%	1.18%	1.04%	.94%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$11,017	$10,297	$9,309	$8,295	$6,969	$4,803
Portfolio turnover rateH	24%G	22%	22%	11%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.90	$10.34	$10.91	$10.62	$10.08	$9.11
Income from Investment Operations
Net investment income (loss)A	.02	.08	.07	.06	.04	.07
Net realized and unrealized gain (loss)	.25	.70	(.27)	.58	.66	1.06
Total from investment operations	.27	.78	(.20)	.64	.70	1.13
Distributions from net investment income	(.03)	(.09)	(.06)	(.07)	(.03)	(.08)
Distributions from net realized gain	(.02)	(.13)	(.31)	(.28)	(.13)	(.09)
Total distributions	(.05)	(.22)	(.37)	(.35)	(.16)	(.16)B
Net asset value, end of period	$11.12	$10.90	$10.34	$10.91	$10.62	$10.08
Total ReturnC,D,E	2.47%	7.62%	(1.94)%	6.17%	7.02%	12.59%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.61%H	1.61%	1.62%	1.62%	1.64%	1.67%
Expenses net of fee waivers, if any	1.61%H	1.61%	1.62%	1.62%	1.64%	1.65%
Expenses net of all reductions	1.61%H	1.61%	1.62%	1.62%	1.63%	1.64%
Net investment income (loss)	.31%H	.76%	.67%	.54%	.44%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$22,285	$22,064	$19,515	$15,769	$9,272	$6,814
Portfolio turnover rateI	24%H	22%	22%	11%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$10.39	$10.96	$10.66	$10.11	$9.13
Income from Investment Operations
Net investment income (loss)A	.08	.19	.19	.17	.16	.18
Net realized and unrealized gain (loss)	.26	.70	(.28)	.59	.65	1.06
Total from investment operations	.34	.89	(.09)	.76	.81	1.24
Distributions from net investment income	(.09)	(.20)	(.17)	(.18)	(.13)	(.17)
Distributions from net realized gain	(.02)	(.13)	(.31)	(.28)	(.13)	(.09)
Total distributions	(.11)	(.33)	(.48)	(.46)	(.26)	(.26)
Net asset value, end of period	$11.18	$10.95	$10.39	$10.96	$10.66	$10.11
Total ReturnB,C	3.10%	8.76%	(.90)%	7.29%	8.21%	13.78%
Ratios to Average Net AssetsD,E
Expenses before reductions	.54%F	.54%	.55%	.56%	.57%	.59%
Expenses net of fee waivers, if any	.54%F	.54%	.55%	.56%	.57%	.59%
Expenses net of all reductions	.54%F	.54%	.54%	.56%	.56%	.58%
Net investment income (loss)	1.38%F	1.83%	1.74%	1.60%	1.51%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$1,214,218	$1,084,411	$917,607	$769,619	$495,019	$328,995
Portfolio turnover rateG	24%F	22%	22%	11%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$10.39	$10.96	$10.66	$10.11	$9.13
Income from Investment Operations
Net investment income (loss)A	.07	.19	.18	.17	.15	.17
Net realized and unrealized gain (loss)	.26	.69	(.27)	.58	.66	1.06
Total from investment operations	.33	.88	(.09)	.75	.81	1.23
Distributions from net investment income	(.08)	(.19)	(.17)	(.18)	(.13)	(.16)
Distributions from net realized gain	(.02)	(.13)	(.31)	(.28)	(.13)	(.09)
Total distributions	(.10)	(.32)	(.48)	(.45)B	(.26)	(.25)
Net asset value, end of period	$11.18	$10.95	$10.39	$10.96	$10.66	$10.11
Total ReturnC,D	3.08%	8.67%	(.90)%	7.25%	8.15%	13.74%
Ratios to Average Net AssetsE,F
Expenses before reductions	.56%G	.58%	.60%	.58%	.63%	.66%
Expenses net of fee waivers, if any	.56%G	.58%	.60%	.58%	.63%	.65%
Expenses net of all reductions	.56%G	.58%	.60%	.57%	.62%	.64%
Net investment income (loss)	1.36%G	1.79%	1.69%	1.59%	1.45%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$16,596	$15,525	$20,038	$4,256	$1,196	$911
Portfolio turnover rateH	24%G	22%	22%	11%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.276 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.9	0.8
Amazon.com, Inc.	0.6	0.7
Facebook, Inc. Class A	0.4	0.5
Alphabet, Inc. Class C	0.4	0.4
Alphabet, Inc. Class A	0.4	0.4
British American Tobacco PLC sponsored ADR	0.4	0.4
Amgen, Inc.	0.4	0.3
Bank of America Corp.	0.4	0.3
Berkshire Hathaway, Inc. Class B	0.4	0.3
Microsoft Corp.	0.3	0.3
	4.6

Top Five Market Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.6	18.8
Information Technology	7.7	8.5
Consumer Discretionary	7.7	7.9
Health Care	6.1	6.5
Industrials	5.4	5.7

Top Five Bond Issuers as of March 31, 2017

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.7	8.2
Fannie Mae	3.8	4.9
Freddie Mac	1.9	2.4
Ginnie Mae	1.5	1.7
Petroleos Mexicanos	0.8	0.8
	22.7

Quality Diversification (% of fund's net assets)

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	21.9%
AAA,AA,A	2.0%
BBB	8.6%
BB and Below	6.4%
Not Rated	0.2%
Equities*	50.6%
Short-Term Investments and Net Other Assets	10.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.1%

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	17.2%
AAA,AA,A	5.1%
BBB	10.2%
BB and Below	8.1%
Not Rated	0.1%
Equities*	46.8%
Short-Term Investments and Net Other Assets	12.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2017
Stock Class and Equity Futures*	50.5%
Bond Class	38.0%
Short-Term Class	11.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.1%

As of September 30, 2016
Stock Class and Equity Futures*	46.9%
Bond Class	40.2%
Short-Term Class	12.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 22.4% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 50%

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 47.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	25,750,021	$166,087,634
Fidelity Consumer Discretionary Central Fund (a)	1,036,295	282,670,131
Fidelity Consumer Staples Central Fund (a)	841,342	200,424,607
Fidelity Emerging Markets Equity Central Fund (a)	714,597	154,631,565
Fidelity Energy Central Fund (a)	1,246,655	157,764,180
Fidelity Financials Central Fund (a)	4,997,645	491,168,536
Fidelity Health Care Central Fund (a)	921,361	330,252,467
Fidelity Industrials Central Fund (a)	933,360	250,131,126
Fidelity Information Technology Central Fund (a)	1,631,909	615,017,445
Fidelity International Equity Central Fund (a)	10,973,220	864,799,490
Fidelity Materials Central Fund (a)	329,062	78,718,140
Fidelity Real Estate Equity Central Fund (a)	354,045	39,235,290
Fidelity Telecom Services Central Fund (a)	307,266	61,308,872
Fidelity Utilities Central Fund (a)	449,580	77,871,781
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,240,400,393)		3,770,081,264

Fixed-Income Central Funds - 40.7%
High Yield Fixed-Income Funds - 4.0%
Fidelity Emerging Markets Debt Central Fund (a)	4,129,009	41,620,411
Fidelity Floating Rate Central Fund (a)	776,686	80,449,117
Fidelity High Income Central Fund 1 (a)	1,999,801	198,800,176

TOTAL HIGH YIELD FIXED-INCOME FUNDS		320,869,704

Investment Grade Fixed-Income Funds - 36.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)	3,141,249	320,407,364
Fidelity Investment Grade Bond Central Fund (a)	24,350,746	2,613,565,518

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,933,972,882

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,064,698,103)		3,254,842,586

Money Market Central Funds - 9.0%
Fidelity Cash Central Fund, 0.84% (b)	369,781,751	369,855,707
Fidelity Money Market Central Fund, 1.19% (b)	316,578,344	316,641,660
Fidelity Securities Lending Cash Central Fund 0.84% (b)(c)	29,734,843	29,737,817
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $716,114,657)		716,235,184

Investment Companies - 4.2%
iShares 20+ Year Treasury Bond ETF (d)	460,739	55,615,805
iShares Core MSCI Emerging Markets ETF	2,797,713	133,702,704
iShares MSCI EAFE Index ETF	1,130,180	70,398,912
iShares MSCI Japan ETF	1,557,848	80,229,172
TOTAL INVESTMENT COMPANIES
(Cost $324,498,147)		339,946,593
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $6,345,711,300)		8,081,105,627
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(77,939,699)
NET ASSETS - 100%		$8,003,165,928

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,091,710
Fidelity Commodity Strategy Central Fund	144,913
Fidelity Consumer Discretionary Central Fund	1,328,322
Fidelity Consumer Staples Central Fund	1,614,092
Fidelity Emerging Markets Debt Central Fund	1,586,571
Fidelity Emerging Markets Equity Central Fund	606,184
Fidelity Energy Central Fund	944,592
Fidelity Financials Central Fund	3,368,601
Fidelity Floating Rate Central Fund	2,010,127
Fidelity Health Care Central Fund	920,572
Fidelity High Income Central Fund 1	6,812,426
Fidelity Industrials Central Fund	1,719,992
Fidelity Inflation-Protected Bond Index Central Fund	204,072
Fidelity Information Technology Central Fund	1,553,926
Fidelity International Equity Central Fund	4,183,703
Fidelity Investment Grade Bond Central Fund	36,599,714
Fidelity Materials Central Fund	532,033
Fidelity Money Market Central Fund	1,569,893
Fidelity Real Estate Equity Central Fund	496,617
Fidelity Securities Lending Cash Central Fund	11,890
Fidelity Telecom Services Central Fund	657,972
Fidelity Utilities Central Fund	846,482
Total	$68,804,404

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$93,258,426	$77,007,234	$2,842,464	$166,087,634	23.6%
Fidelity Consumer Discretionary Central Fund	296,469,005	6,087,446	47,145,136	282,670,131	17.6%
Fidelity Consumer Staples Central Fund	221,457,869	7,903,957	37,921,864	200,424,607	15.6%
Fidelity Emerging Markets Debt Central Fund	40,974,871	2,204,026	1,065,043	41,620,411	34.3%
Fidelity Emerging Markets Equity Central Fund	123,855,678	26,312,528	5,514,033	154,631,565	28.7%
Fidelity Energy Central Fund	178,072,990	3,884,280	23,614,965	157,764,180	16.1%
Fidelity Financials Central Fund	488,622,266	12,124,430	86,764,131	491,168,536	17.4%
Fidelity Floating Rate Central Fund	78,553,615	3,278,149	2,124,754	80,449,117	4.8%
Fidelity Health Care Central Fund	350,759,138	14,166,074	43,984,115	330,252,467	16.0%
Fidelity High Income Central Fund 1	265,166,398	10,639,602	79,948,273	198,800,176	33.3%
Fidelity Industrials Central Fund	264,500,993	6,798,846	49,231,865	250,131,126	17.4%
Fidelity Inflation-Protected Bond Index Central Fund	303,215,289	28,856,692	8,498,959	320,407,364	31.2%
Fidelity Information Technology Central Fund	584,872,734	14,267,543	64,614,779	615,017,445	16.2%
Fidelity International Equity Central Fund	722,603,960	147,225,583	43,153,327	864,799,490	32.4%
Fidelity Investment Grade Bond Central Fund	2,614,370,089	167,588,541	100,547,941	2,613,565,518	37.0%
Fidelity Materials Central Fund	81,336,374	1,782,824	14,173,850	78,718,140	18.3%
Fidelity Real Estate Equity Central Fund	55,385,111	1,410,097	16,341,526	39,235,290	32.0%
Fidelity Telecom Services Central Fund	62,722,849	3,041,475	7,194,659	61,308,872	15.3%
Fidelity Utilities Central Fund	85,707,338	2,079,322	14,659,023	77,871,781	16.4%
Total	$6,911,904,993	$536,658,649	$649,340,707	$7,024,923,850

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.6%
United Kingdom	3.3%
Japan	3.0%
Cayman Islands	1.5%
Netherlands	1.3%
Canada	1.3%
Germany	1.3%
Ireland	1.2%
Others (Individually Less Than 1%)	9.5%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,187,678) — See accompanying schedule: Unaffiliated issuers (cost $324,498,147)	$339,946,593
Fidelity Central Funds (cost $6,021,213,153)	7,741,159,034
Total Investments (cost $6,345,711,300)		$8,081,105,627
Receivable for investments sold		2,892,034
Receivable for fund shares sold		4,418,331
Distributions receivable from Fidelity Central Funds		241,738
Prepaid expenses		7,135
Other receivables		245,634
Total assets		8,088,910,499
Liabilities
Payable for investments purchased	$46,968,327
Payable for fund shares redeemed	4,441,430
Accrued management fee	3,295,506
Distribution and service plan fees payable	63,807
Other affiliated payables	987,861
Other payables and accrued expenses	246,240
Collateral on securities loaned	29,741,400
Total liabilities		85,744,571
Net Assets		$8,003,165,928
Net Assets consist of:
Paid in capital		$7,033,258,829
Undistributed net investment income		17,644,973
Accumulated undistributed net realized gain (loss) on investments		(783,132,201)
Net unrealized appreciation (depreciation) on investments		1,735,394,327
Net Assets		$8,003,165,928
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($72,996,394 ÷ 4,201,862 shares)		$17.37
Maximum offering price per share (100/94.25 of $17.37)		$18.43
Class M:
Net Asset Value and redemption price per share ($33,715,444 ÷ 1,942,866 shares)		$17.35
Maximum offering price per share (100/96.50 of $17.35)		$17.98
Class C:
Net Asset Value and offering price per share ($40,991,833 ÷ 2,376,772 shares)(a)		$17.25
Asset Manager 50%:
Net Asset Value, offering price and redemption price per share ($7,815,508,650 ÷ 448,075,999 shares)		$17.44
Class I:
Net Asset Value, offering price and redemption price per share ($39,953,607 ÷ 2,294,593 shares)		$17.41

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$2,913,140
Interest		678
Income from Fidelity Central Funds		68,804,404
Total income		71,718,222
Expenses
Management fee	$19,324,045
Transfer agent fees	5,056,558
Distribution and service plan fees	385,611
Accounting and security lending fees	740,609
Custodian fees and expenses	9,402
Independent trustees' fees and expenses	16,029
Appreciation in deferred trustee compensation account	354
Registration fees	77,755
Audit	17,870
Legal	16,580
Miscellaneous	33,048
Total expenses before reductions	25,677,861
Expense reductions	(94,686)	25,583,175
Net investment income (loss)		46,135,047
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,225,566
Fidelity Central Funds	155,424,646
Capital gain distributions from Fidelity Central Funds	14,282,210
Total net realized gain (loss)		195,932,422
Change in net unrealized appreciation (depreciation) on investment securities		66,720,135
Net gain (loss)		262,652,557
Net increase (decrease) in net assets resulting from operations		$308,787,604

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,135,047	$131,308,625
Net realized gain (loss)	195,932,422	76,227,495
Change in net unrealized appreciation (depreciation)	66,720,135	493,531,354
Net increase (decrease) in net assets resulting from operations	308,787,604	701,067,474
Distributions to shareholders from net investment income	(56,116,901)	(137,724,737)
Distributions to shareholders from net realized gain	(39,645,780)	(287,947,103)
Total distributions	(95,762,681)	(425,671,840)
Share transactions - net increase (decrease)	31,544,722	(200,114,641)
Total increase (decrease) in net assets	244,569,645	75,280,993
Net Assets
Beginning of period	7,758,596,283	7,683,315,290
End of period	$8,003,165,928	$7,758,596,283
Other Information
Undistributed net investment income end of period	$17,644,973	$27,626,827

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.91	$16.33	$17.99	$17.78	$16.36	$14.43
Income from Investment Operations
Net investment income (loss)A	.07	.23	.23	.22	.19	.21
Net realized and unrealized gain (loss)	.58	1.21	(.50)	1.13	1.43	1.98
Total from investment operations	.65	1.44	(.27)	1.35	1.62	2.19
Distributions from net investment income	(.10)	(.25)	(.22)	(.23)	(.19)	(.23)
Distributions from net realized gain	(.09)	(.62)	(1.17)	(.91)	(.02)	(.02)
Total distributions	(.19)	(.86)B	(1.39)	(1.14)	(.20)C	(.26)D
Net asset value, end of period	$17.37	$16.91	$16.33	$17.99	$17.78	$16.36
Total ReturnE,F,G	3.86%	9.19%	(1.70)%	7.96%	10.01%	15.31%
Ratios to Average Net AssetsH,I
Expenses before reductions	.96%J	.96%	.96%	.95%	.99%	1.01%
Expenses net of fee waivers, if any	.96%J	.96%	.96%	.95%	.99%	1.01%
Expenses net of all reductions	.96%J	.96%	.95%	.95%	.98%	1.00%
Net investment income (loss)	.89%J	1.42%	1.34%	1.24%	1.12%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$72,996	$77,724	$70,616	$72,246	$74,128	$61,693
Portfolio turnover rateK	24%J	19%	17%	10%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.86 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.616 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.015 per share.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.024 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class M

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.90	$16.31	$17.97	$17.76	$16.34	$14.41
Income from Investment Operations
Net investment income (loss)A	.05	.19	.19	.17	.15	.17
Net realized and unrealized gain (loss)	.56	1.22	(.51)	1.14	1.43	1.98
Total from investment operations	.61	1.41	(.32)	1.31	1.58	2.15
Distributions from net investment income	(.08)	(.20)	(.17)	(.19)	(.15)	(.20)
Distributions from net realized gain	(.09)	(.62)	(1.17)	(.91)	(.02)	(.02)
Total distributions	(.16)B	(.82)	(1.34)	(1.10)	(.16)C	(.22)
Net asset value, end of period	$17.35	$16.90	$16.31	$17.97	$17.76	$16.34
Total ReturnD,E,F	3.67%	8.97%	(1.98)%	7.69%	9.76%	15.06%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.21%I	1.22%	1.22%	1.22%	1.24%	1.24%
Expenses net of fee waivers, if any	1.21%I	1.22%	1.22%	1.22%	1.24%	1.24%
Expenses net of all reductions	1.21%I	1.22%	1.22%	1.22%	1.22%	1.23%
Net investment income (loss)	.63%I	1.15%	1.07%	.97%	.87%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$33,715	$32,431	$30,381	$32,372	$28,826	$22,505
Portfolio turnover rateJ	24%I	19%	17%	10%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.087 per share.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.015 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.79	$16.21	$17.88	$17.68	$16.27	$14.35
Income from Investment Operations
Net investment income (loss)A	.01	.11	.10	.08	.06	.09
Net realized and unrealized gain (loss)	.57	1.21	(.52)	1.13	1.43	1.98
Total from investment operations	.58	1.32	(.42)	1.21	1.49	2.07
Distributions from net investment income	(.03)	(.12)	(.08)	(.10)	(.07)	(.12)
Distributions from net realized gain	(.09)	(.62)	(1.17)	(.91)	(.02)	(.02)
Total distributions	(.12)	(.74)	(1.25)	(1.01)	(.08)B	(.15)C
Net asset value, end of period	$17.25	$16.79	$16.21	$17.88	$17.68	$16.27
Total ReturnD,E,F	3.49%	8.42%	(2.52)%	7.16%	9.21%	14.49%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.72%I	1.72%	1.72%	1.72%	1.74%	1.75%
Expenses net of fee waivers, if any	1.72%I	1.72%	1.72%	1.72%	1.74%	1.75%
Expenses net of all reductions	1.72%I	1.72%	1.72%	1.72%	1.73%	1.74%
Net investment income (loss)	.13%I	.66%	.57%	.47%	.37%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$40,992	$42,706	$42,095	$38,792	$31,204	$21,859
Portfolio turnover rateJ	24%I	19%	17%	10%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

 C Total distributions of $.15 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.024 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.98	$16.39	$18.06	$17.84	$16.41	$14.47
Income from Investment Operations
Net investment income (loss)A	.10	.28	.29	.28	.24	.26
Net realized and unrealized gain (loss)	.57	1.22	(.52)	1.14	1.44	1.99
Total from investment operations	.67	1.50	(.23)	1.42	1.68	2.25
Distributions from net investment income	(.12)	(.30)	(.27)	(.29)	(.24)	(.28)
Distributions from net realized gain	(.09)	(.62)	(1.17)	(.91)	(.02)	(.02)
Total distributions	(.21)	(.91)B	(1.44)	(1.20)	(.25)C	(.31)D
Net asset value, end of period	$17.44	$16.98	$16.39	$18.06	$17.84	$16.41
Total ReturnE,F	4.01%	9.56%	(1.45)%	8.33%	10.38%	15.71%
Ratios to Average Net AssetsG,H
Expenses before reductions	.65%I	.65%	.66%	.66%	.68%	.69%
Expenses net of fee waivers, if any	.65%I	.65%	.66%	.66%	.67%	.69%
Expenses net of all reductions	.65%I	.65%	.65%	.66%	.66%	.68%
Net investment income (loss)	1.20%I	1.72%	1.63%	1.53%	1.43%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$7,815,509	$7,566,062	$7,504,374	$7,956,041	$7,384,756	$6,838,743
Portfolio turnover rateJ	24%I	19%	17%	10%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.91 per share is comprised of distributions from net investment income of $.297 and distributions from net realized gain of $.616 per share.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.239 and distributions from net realized gain of $.015 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.024 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.95	$16.36	$18.03	$17.81	$16.39	$14.46
Income from Investment Operations
Net investment income (loss)A	.10	.27	.28	.27	.24	.25
Net realized and unrealized gain (loss)	.57	1.23	(.52)	1.14	1.43	1.98
Total from investment operations	.67	1.50	(.24)	1.41	1.67	2.23
Distributions from net investment income	(.12)	(.29)	(.26)	(.28)	(.23)	(.27)
Distributions from net realized gain	(.09)	(.62)	(1.17)	(.91)	(.02)	(.02)
Total distributions	(.21)	(.91)	(1.43)	(1.19)	(.25)	(.30)B
Net asset value, end of period	$17.41	$16.95	$16.36	$18.03	$17.81	$16.39
Total ReturnC,D	3.99%	9.53%	(1.50)%	8.29%	10.28%	15.58%
Ratios to Average Net AssetsE,F
Expenses before reductions	.69%G	.70%	.70%	.71%	.72%	.75%
Expenses net of fee waivers, if any	.69%G	.70%	.70%	.71%	.72%	.75%
Expenses net of all reductions	.69%G	.70%	.69%	.71%	.71%	.74%
Net investment income (loss)	1.16%G	1.68%	1.59%	1.48%	1.39%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$39,954	$39,673	$33,434	$33,575	$21,429	$14,732
Portfolio turnover rateH	24%G	19%	17%	10%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.024 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	0.9
Amazon.com, Inc.	0.7	0.8
Facebook, Inc. Class A	0.5	0.6
Alphabet, Inc. Class C	0.5	0.5
Alphabet, Inc. Class A	0.5	0.5
British American Tobacco PLC sponsored ADR	0.5	0.4
Amgen, Inc.	0.4	0.4
Bank of America Corp.	0.4	0.3
Berkshire Hathaway, Inc. Class B	0.4	0.4
Microsoft Corp.	0.4	0.4
	5.4

Top Five Market Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.2	17.1
Information Technology	9.4	9.8
Consumer Discretionary	9.1	8.6
Health Care	7.1	7.6
Industrials	6.6	6.4

Quality Diversification (% of fund's net assets)

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	18.9%
AAA,AA,A	1.7%
BBB	7.0%
BB and Below	6.1%
Not Rated	0.2%
Equities*	60.0%
Short-Term Investments and Net Other Assets	6.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	14.9%
AAA,AA,A	4.3%
BBB	8.3%
BB and Below	7.4%
Not Rated	0.1%
Equities*	56.5%
Short-Term Investments and Net Other Assets	8.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2017
Stock Class and Equity Futures*	60.2%
Bond Class	32.8%
Short-Term Class	7.0%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of September 30, 2016
Stock Class and Equity Futures*	56.7%
Bond Class	34.6%
Short-Term Class	8.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 26% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 60%

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 57.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	5,646,166	$36,417,772
Fidelity Consumer Discretionary Central Fund (a)	277,106	75,586,068
Fidelity Consumer Staples Central Fund (a)	227,086	54,096,530
Fidelity Emerging Markets Equity Central Fund (a)	222,964	48,247,193
Fidelity Energy Central Fund (a)	337,527	42,714,012
Fidelity Financials Central Fund (a)	1,349,927	132,670,836
Fidelity Health Care Central Fund (a)	250,460	89,774,737
Fidelity Industrials Central Fund (a)	252,667	67,712,324
Fidelity Information Technology Central Fund (a)	441,392	166,347,572
Fidelity International Equity Central Fund (a)	2,950,270	232,510,745
Fidelity Materials Central Fund (a)	88,428	21,153,704
Fidelity Real Estate Equity Central Fund (a)	79,161	8,772,595
Fidelity Telecom Services Central Fund (a)	84,671	16,894,491
Fidelity Utilities Central Fund (a)	121,433	21,033,449
TOTAL EQUITY CENTRAL FUNDS
(Cost $687,912,924)		1,013,932,028

Fixed-Income Central Funds - 35.1%
High Yield Fixed-Income Funds - 3.9%
Fidelity Emerging Markets Debt Central Fund (a)	904,782	9,120,200
Fidelity Floating Rate Central Fund (a)	160,020	16,574,860
Fidelity High Income Central Fund 1 (a)	442,112	43,950,343

TOTAL HIGH YIELD FIXED-INCOME FUNDS		69,645,403

Investment Grade Fixed-Income Funds - 31.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)	696,095	71,001,667
Fidelity Investment Grade Bond Central Fund (a)	4,503,715	483,383,753

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		554,385,420

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $607,992,925)		624,030,823

Money Market Central Funds - 4.6%
Fidelity Cash Central Fund, 0.84% (b)	43,648,634	43,657,364
Fidelity Money Market Central Fund, 1.19% (b)	29,977,313	29,983,308
Fidelity Securities Lending Cash Central Fund 0.84% (b)(c)	7,834,317	7,835,100
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $81,464,085)		81,475,772

Investment Companies - 4.2%
iShares 20+ Year Treasury Bond ETF (d)	102,044	12,317,731
iShares Core MSCI Emerging Markets ETF	590,589	28,224,247
iShares MSCI EAFE Index ETF	261,794	16,307,148
iShares MSCI Japan ETF	344,117	17,722,026
TOTAL INVESTMENT COMPANIES
(Cost $71,082,819)		74,571,152
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $1,448,452,753)		1,794,009,775
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(18,245,605)
NET ASSETS - 100%		$1,775,764,170

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$134,713
Fidelity Commodity Strategy Central Fund	29,798
Fidelity Consumer Discretionary Central Fund	330,815
Fidelity Consumer Staples Central Fund	405,412
Fidelity Emerging Markets Debt Central Fund	334,247
Fidelity Emerging Markets Equity Central Fund	151,730
Fidelity Energy Central Fund	239,977
Fidelity Financials Central Fund	843,268
Fidelity Floating Rate Central Fund	396,241
Fidelity Health Care Central Fund	232,424
Fidelity High Income Central Fund 1	1,433,183
Fidelity Industrials Central Fund	427,148
Fidelity Inflation-Protected Bond Index Central Fund	43,385
Fidelity Information Technology Central Fund	390,387
Fidelity International Equity Central Fund	1,105,995
Fidelity Investment Grade Bond Central Fund	6,444,016
Fidelity Materials Central Fund	133,309
Fidelity Money Market Central Fund	151,337
Fidelity Real Estate Equity Central Fund	104,156
Fidelity Securities Lending Cash Central Fund	40
Fidelity Telecom Services Central Fund	168,837
Fidelity Utilities Central Fund	210,770
Total	$13,711,188

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$18,610,775	$18,567,455	$438,826	$36,417,772	5.2%
Fidelity Consumer Discretionary Central Fund	70,882,185	7,966,939	10,240,734	75,586,068	4.7%
Fidelity Consumer Staples Central Fund	53,048,360	6,511,017	8,021,497	54,096,530	4.2%
Fidelity Emerging Markets Debt Central Fund	8,214,479	1,152,310	160,707	9,120,200	7.5%
Fidelity Emerging Markets Equity Central Fund	29,379,814	16,576,679	900,140	48,247,193	8.9%
Fidelity Energy Central Fund	42,666,865	4,779,040	4,324,977	42,714,012	4.3%
Fidelity Financials Central Fund	117,359,278	14,089,487	17,799,374	132,670,836	4.7%
Fidelity Floating Rate Central Fund	14,714,215	2,039,714	321,412	16,574,860	1.0%
Fidelity Health Care Central Fund	84,314,184	11,584,204	9,149,739	89,774,737	4.4%
Fidelity High Income Central Fund 1	53,050,901	5,885,847	15,626,399	43,950,343	7.4%
Fidelity Industrials Central Fund	63,322,120	7,379,775	9,893,967	67,712,324	4.7%
Fidelity Inflation-Protected Bond Index Central Fund	60,687,179	12,187,277	1,285,644	71,001,667	6.9%
Fidelity Information Technology Central Fund	139,649,129	16,038,212	10,698,554	166,347,572	4.4%
Fidelity International Equity Central Fund	180,699,204	45,665,501	4,738,901	232,510,745	8.7%
Fidelity Investment Grade Bond Central Fund	432,844,176	71,196,262	9,619,296	483,383,753	6.8%
Fidelity Materials Central Fund	19,433,946	2,148,144	2,880,138	21,153,704	4.9%
Fidelity Real Estate Equity Central Fund	11,191,603	1,241,104	3,441,216	8,772,595	7.1%
Fidelity Telecom Services Central Fund	15,237,712	2,151,343	1,174,248	16,894,491	4.2%
Fidelity Utilities Central Fund	20,564,537	2,212,698	3,044,207	21,033,449	4.4%
Total	$1,435,870,662	$249,373,008	$113,759,976	$1,637,962,851

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	74.0%
United Kingdom	3.8%
Japan	3.6%
Cayman Islands	1.7%
Ireland	1.5%
Canada	1.5%
Netherlands	1.4%
Germany	1.4%
France	1.0%
Switzerland	1.0%
Mexico	1.0%
Others (Individually Less Than 1%)	8.1%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,689,227) — See accompanying schedule: Unaffiliated issuers (cost $71,082,819)	$74,571,152
Fidelity Central Funds (cost $1,377,369,934)	1,719,438,623
Total Investments (cost $1,448,452,753)		$1,794,009,775
Receivable for investments sold		739,769
Receivable for fund shares sold		1,714,771
Distributions receivable from Fidelity Central Funds		28,502
Prepaid expenses		1,397
Other receivables		4,693
Total assets		1,796,498,907
Liabilities
Payable for investments purchased	$11,016,748
Payable for fund shares redeemed	773,819
Accrued management fee	800,333
Distribution and service plan fees payable	47,739
Other affiliated payables	225,868
Other payables and accrued expenses	35,130
Collateral on securities loaned	7,835,100
Total liabilities		20,734,737
Net Assets		$1,775,764,170
Net Assets consist of:
Paid in capital		$1,568,009,244
Undistributed net investment income		2,770,002
Accumulated undistributed net realized gain (loss) on investments		(140,572,098)
Net unrealized appreciation (depreciation) on investments		345,557,022
Net Assets		$1,775,764,170
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($54,399,306 ÷ 4,675,377 shares)		$11.64
Maximum offering price per share (100/94.25 of $11.64)		$12.35
Class M:
Net Asset Value and redemption price per share ($18,820,884 ÷ 1,624,867 shares)		$11.58
Maximum offering price per share (100/96.50 of $11.58)		$12.00
Class C:
Net Asset Value and offering price per share ($34,195,029 ÷ 2,983,604 shares)(a)		$11.46
Asset Manager 60%:
Net Asset Value, offering price and redemption price per share ($1,642,745,102 ÷ 140,752,728 shares)		$11.67
Class I:
Net Asset Value, offering price and redemption price per share ($25,603,849 ÷ 2,192,680 shares)		$11.68

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$656,388
Interest		136
Income from Fidelity Central Funds		13,711,188
Total income		14,367,712
Expenses
Management fee	$4,500,175
Transfer agent fees	965,974
Distribution and service plan fees	284,275
Accounting and security lending fees	325,253
Custodian fees and expenses	8,686
Independent trustees' fees and expenses	3,324
Registration fees	62,085
Audit	17,870
Legal	3,025
Miscellaneous	6,774
Total expenses before reductions	6,177,441
Expense reductions	(20,772)	6,156,669
Net investment income (loss)		8,211,043
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,377,587
Fidelity Central Funds	7,787,657
Capital gain distributions from Fidelity Central Funds	3,249,158
Total net realized gain (loss)		15,414,402
Change in net unrealized appreciation (depreciation) on investment securities		59,733,787
Net gain (loss)		75,148,189
Net increase (decrease) in net assets resulting from operations		$83,359,232

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,211,043	$23,151,106
Net realized gain (loss)	15,414,402	(944,043)
Change in net unrealized appreciation (depreciation)	59,733,787	121,429,191
Net increase (decrease) in net assets resulting from operations	83,359,232	143,636,254
Distributions to shareholders from net investment income	(21,450,587)	(24,052,987)
Distributions to shareholders from net realized gain	(3,176,370)	(32,419,519)
Total distributions	(24,626,957)	(56,472,506)
Share transactions - net increase (decrease)	162,051,333	75,598,059
Total increase (decrease) in net assets	220,783,608	162,761,807
Net Assets
Beginning of period	1,554,980,562	1,392,218,755
End of period	$1,775,764,170	$1,554,980,562
Other Information
Undistributed net investment income end of period	$2,770,002	$16,009,546

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.24	$10.60	$11.53	$11.17	$10.16	$8.76
Income from Investment Operations
Net investment income (loss)A	.04	.14	.14	.12	.11	.12
Net realized and unrealized gain (loss)	.50	.90	(.39)	.83	1.10	1.38
Total from investment operations	.54	1.04	(.25)	.95	1.21	1.50
Distributions from net investment income	(.12)	(.15)	(.12)	(.09)	(.09)	(.08)
Distributions from net realized gain	(.02)	(.25)	(.56)	(.50)	(.11)	(.02)
Total distributions	(.14)	(.40)	(.68)	(.59)	(.20)	(.10)
Net asset value, end of period	$11.64	$11.24	$10.60	$11.53	$11.17	$10.16
Total ReturnB,C,D	4.84%	10.10%	(2.36)%	8.87%	12.15%	17.27%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.03%G	1.03%	1.04%	1.03%	1.06%	1.09%
Expenses net of fee waivers, if any	1.03%G	1.03%	1.03%	1.03%	1.06%	1.09%
Expenses net of all reductions	1.03%G	1.03%	1.03%	1.03%	1.05%	1.08%
Net investment income (loss)	.72%G	1.30%	1.20%	1.08%	1.02%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$54,399	$59,027	$53,879	$53,382	$41,926	$37,312
Portfolio turnover rateH	21%G	21%	22%	11%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class M

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.17	$10.55	$11.48	$11.12	$10.12	$8.72
Income from Investment Operations
Net investment income (loss)A	.03	.11	.11	.09	.08	.10
Net realized and unrealized gain (loss)	.49	.88	(.39)	.84	1.09	1.38
Total from investment operations	.52	.99	(.28)	.93	1.17	1.48
Distributions from net investment income	(.09)	(.13)	(.09)	(.07)	(.06)	(.06)
Distributions from net realized gain	(.02)	(.25)	(.56)	(.50)	(.11)	(.02)
Total distributions	(.11)	(.37)B	(.65)	(.57)	(.17)	(.08)
Net asset value, end of period	$11.58	$11.17	$10.55	$11.48	$11.12	$10.12
Total ReturnC,D,E	4.71%	9.68%	(2.63)%	8.66%	11.78%	17.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.28%H	1.29%	1.29%	1.30%	1.32%	1.34%
Expenses net of fee waivers, if any	1.28%H	1.29%	1.29%	1.30%	1.32%	1.34%
Expenses net of all reductions	1.28%H	1.28%	1.28%	1.30%	1.31%	1.33%
Net investment income (loss)	.47%H	1.04%	.94%	.81%	.76%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$18,821	$16,763	$16,210	$14,759	$13,639	$11,380
Portfolio turnover rateI	21%H	21%	22%	11%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.247 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$10.42	$11.35	$11.04	$10.06	$8.67
Income from Investment Operations
Net investment income (loss)A	–B	.06	.05	.04	.02	.05
Net realized and unrealized gain (loss)	.48	.88	(.38)	.81	1.10	1.38
Total from investment operations	.48	.94	(.33)	.85	1.12	1.43
Distributions from net investment income	(.04)	(.08)	(.04)	(.04)	(.02)	(.02)
Distributions from net realized gain	(.02)	(.25)	(.56)	(.50)	(.11)	(.02)
Total distributions	(.06)	(.32)C	(.60)	(.54)	(.14)D	(.04)
Net asset value, end of period	$11.46	$11.04	$10.42	$11.35	$11.04	$10.06
Total ReturnE,F,G	4.38%	9.27%	(3.08)%	7.98%	11.24%	16.55%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.78%J	1.78%	1.80%	1.80%	1.84%	1.88%
Expenses net of fee waivers, if any	1.78%J	1.78%	1.79%	1.80%	1.84%	1.85%
Expenses net of all reductions	1.78%J	1.78%	1.79%	1.80%	1.83%	1.84%
Net investment income (loss)	(.03)%J	.54%	.44%	.31%	.24%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$34,195	$34,037	$30,147	$25,867	$18,390	$10,185
Portfolio turnover rateK	21%J	21%	22%	11%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.247 per share.

 D Total distributions of $.14 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.112 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$10.66	$11.59	$11.22	$10.21	$8.80
Income from Investment Operations
Net investment income (loss)A	.06	.17	.17	.16	.14	.15
Net realized and unrealized gain (loss)	.50	.90	(.39)	.84	1.10	1.39
Total from investment operations	.56	1.07	(.22)	1.00	1.24	1.54
Distributions from net investment income	(.15)	(.19)	(.16)	(.13)	(.12)	(.11)
Distributions from net realized gain	(.02)	(.25)	(.56)	(.50)	(.11)	(.02)
Total distributions	(.18)B	(.44)	(.71)C	(.63)	(.23)	(.13)
Net asset value, end of period	$11.67	$11.29	$10.66	$11.59	$11.22	$10.21
Total ReturnD,E	4.99%	10.31%	(2.03)%	9.26%	12.45%	17.73%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%H	.71%	.72%	.72%	.74%	.77%
Expenses net of fee waivers, if any	.71%H	.71%	.72%	.72%	.74%	.77%
Expenses net of all reductions	.71%H	.71%	.71%	.72%	.73%	.76%
Net investment income (loss)	1.04%H	1.61%	1.51%	1.39%	1.34%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$1,642,745	$1,426,502	$1,275,181	$1,187,056	$850,361	$557,351
Portfolio turnover rateI	21%H	21%	22%	11%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.18 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.022 per share.

 C Total distributions of $.71 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.555 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.30	$10.66	$11.59	$11.22	$10.21	$8.79
Income from Investment Operations
Net investment income (loss)A	.06	.17	.17	.15	.13	.15
Net realized and unrealized gain (loss)	.49	.90	(.39)	.83	1.10	1.39
Total from investment operations	.55	1.07	(.22)	.98	1.23	1.54
Distributions from net investment income	(.15)	(.18)	(.15)	(.11)	(.11)	(.10)
Distributions from net realized gain	(.02)	(.25)	(.56)	(.50)	(.11)	(.02)
Total distributions	(.17)	(.43)	(.71)	(.61)	(.22)	(.12)
Net asset value, end of period	$11.68	$11.30	$10.66	$11.59	$11.22	$10.21
Total ReturnB,C	4.97%	10.37%	(2.08)%	9.15%	12.35%	17.73%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%F	.75%	.76%	.78%	.82%	.84%
Expenses net of fee waivers, if any	.75%F	.74%	.76%	.78%	.82%	.84%
Expenses net of all reductions	.74%F	.74%	.75%	.78%	.81%	.83%
Net investment income (loss)	1.00%F	1.58%	1.47%	1.33%	1.26%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$25,604	$18,651	$15,574	$14,122	$8,540	$8,964
Portfolio turnover rateG	21%F	21%	22%	11%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.3	1.1
Amazon.com, Inc.	0.8	0.9
Facebook, Inc. Class A	0.6	0.7
Alphabet, Inc. Class C	0.6	0.6
Alphabet, Inc. Class A	0.6	0.6
British American Tobacco PLC sponsored ADR	0.5	0.6
Amgen, Inc.	0.5	0.4
Bank of America Corp.	0.5	0.4
Berkshire Hathaway, Inc. Class B	0.5	0.5
Microsoft Corp.	0.5	0.4
	6.4

Top Five Market Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.3	17.0
Information Technology	10.6	11.8
Consumer Discretionary	10.1	9.5
Health Care	8.1	8.5
Industrials	7.4	7.5

Quality Diversification (% of fund's net assets)

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	13.4%
AAA,AA,A	1.1%
BBB	4.3%
BB and Below	5.2%
Not Rated	0.2%
Equities*	69.8%
Short-Term Investments and Net Other Assets	6.0%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.1%

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	11.0%
AAA,AA,A	2.9%
BBB	5.2%
BB and Below	6.3%
Not Rated	0.1%
Equities*	66.4%
Short-Term Investments and Net Other Assets	8.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2017
Stock Class and Equity Futures*	70.0%
Bond Class	23.4%
Short-Term Class	6.6%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.1%

As of September 30, 2016
Stock Class and Equity Futures*	66.5%
Bond Class	25.3%
Short-Term Class	8.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 28.4% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 70%

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 66.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	14,717,130	$94,925,486
Fidelity Consumer Discretionary Central Fund (a)	848,087	231,332,692
Fidelity Consumer Staples Central Fund (a)	702,195	167,276,861
Fidelity Emerging Markets Equity Central Fund (a)	683,769	147,960,783
Fidelity Energy Central Fund (a)	1,040,817	131,715,401
Fidelity Financials Central Fund (a)	4,156,593	408,509,984
Fidelity Health Care Central Fund (a)	768,729	275,543,258
Fidelity Industrials Central Fund (a)	781,987	209,564,818
Fidelity Information Technology Central Fund (a)	1,340,772	505,296,585
Fidelity International Equity Central Fund (a)	9,023,745	711,161,337
Fidelity Materials Central Fund (a)	276,480	66,139,531
Fidelity Real Estate Equity Central Fund (a)	203,412	22,542,132
Fidelity Telecom Services Central Fund (a)	255,028	50,885,716
Fidelity Utilities Central Fund (a)	381,290	66,043,282
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,965,937,520)		3,088,897,866

Fixed-Income Central Funds - 25.1%
High Yield Fixed-Income Funds - 3.9%
Fidelity Emerging Markets Debt Central Fund (a)	2,330,944	23,495,920
Fidelity Floating Rate Central Fund (a)	405,912	42,044,357
Fidelity High Income Central Fund 1 (a)	1,145,449	113,869,120

TOTAL HIGH YIELD FIXED-INCOME FUNDS		179,409,397

Investment Grade Fixed-Income Funds - 21.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,813,399	184,966,684
Fidelity Investment Grade Bond Central Fund (a)	7,434,180	797,910,507

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		982,877,191

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,124,090,551)		1,162,286,588

Money Market Central Funds - 4.7%
Fidelity Cash Central Fund, 0.84% (b)	112,236,434	112,258,881
Fidelity Money Market Central Fund, 1.19% (b)	85,216,189	85,233,232
Fidelity Securities Lending Cash Central Fund 0.84% (b)(c)	19,555,044	19,557,000
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $217,018,981)		217,049,113

Investment Companies - 4.5%
iShares 20+ Year Treasury Bond ETF (d)	267,291	32,264,697
iShares Core MSCI Emerging Markets ETF	1,774,428	84,799,914
iShares MSCI EAFE Index ETF	711,079	44,293,111
iShares MSCI Japan ETF	895,675	46,127,263
TOTAL INVESTMENT COMPANIES
(Cost $197,259,298)		207,484,985
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $3,504,306,350)		4,675,718,552
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(50,192,728)
NET ASSETS - 100%		$4,625,525,824

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$343,648
Fidelity Commodity Strategy Central Fund	80,056
Fidelity Consumer Discretionary Central Fund	1,036,376
Fidelity Consumer Staples Central Fund	1,271,932
Fidelity Emerging Markets Debt Central Fund	883,581
Fidelity Emerging Markets Equity Central Fund	514,025
Fidelity Energy Central Fund	749,435
Fidelity Financials Central Fund	2,645,837
Fidelity Floating Rate Central Fund	1,035,607
Fidelity Health Care Central Fund	724,686
Fidelity High Income Central Fund 1	3,809,189
Fidelity Industrials Central Fund	1,347,110
Fidelity Inflation-Protected Bond Index Central Fund	113,812
Fidelity Information Technology Central Fund	1,216,082
Fidelity International Equity Central Fund	3,521,769
Fidelity Investment Grade Bond Central Fund	10,903,339
Fidelity Materials Central Fund	419,967
Fidelity Money Market Central Fund	430,203
Fidelity Real Estate Equity Central Fund	279,285
Fidelity Securities Lending Cash Central Fund	6,747
Fidelity Telecom Services Central Fund	522,772
Fidelity Utilities Central Fund	662,845
Total	$32,518,303

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$51,334,481	$45,789,820	$1,376,236	$94,925,486	13.5%
Fidelity Consumer Discretionary Central Fund	228,752,701	9,999,781	28,958,997	231,332,692	14.4%
Fidelity Consumer Staples Central Fund	171,025,446	9,822,277	21,155,207	167,276,861	13.0%
Fidelity Emerging Markets Debt Central Fund	22,589,678	1,727,551	558,991	23,495,920	19.4%
Fidelity Emerging Markets Equity Central Fund	103,828,872	38,166,928	3,552,609	147,960,783	27.4%
Fidelity Energy Central Fund	137,557,692	6,132,517	10,896,843	131,715,401	13.4%
Fidelity Financials Central Fund	377,965,323	18,660,865	48,114,601	408,509,984	14.5%
Fidelity Floating Rate Central Fund	40,040,732	2,678,267	1,053,072	42,044,357	2.5%
Fidelity Health Care Central Fund	271,527,129	17,588,003	22,092,794	275,543,258	13.4%
Fidelity High Income Central Fund 1	146,610,179	8,487,143	42,874,202	113,869,120	19.1%
Fidelity Industrials Central Fund	204,238,006	10,054,992	26,493,750	209,564,818	14.6%
Fidelity Inflation-Protected Bond Index Central Fund	166,899,519	23,991,776	4,212,239	184,966,684	18.0%
Fidelity Information Technology Central Fund	450,424,827	21,284,227	31,033,919	505,296,585	13.3%
Fidelity International Equity Central Fund	590,297,357	101,842,799	14,348,440	711,161,337	26.6%
Fidelity Investment Grade Bond Central Fund	769,772,053	74,317,442	26,378,604	797,910,507	11.3%
Fidelity Materials Central Fund	62,745,788	2,780,344	7,013,031	66,139,531	15.3%
Fidelity Real Estate Equity Central Fund	30,963,572	1,426,908	9,177,754	22,542,132	18.4%
Fidelity Telecom Services Central Fund	48,841,512	3,367,867	3,419,756	50,885,716	12.7%
Fidelity Utilities Central Fund	66,207,420	2,985,250	7,169,237	66,043,282	13.9%
Total	$3,941,622,287	$401,104,757	$309,880,282	$4,251,184,454

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	71.6%
Japan	4.2%
United Kingdom	4.2%
Cayman Islands	2.0%
Ireland	1.6%
Canada	1.6%
Germany	1.3%
Netherlands	1.3%
France	1.2%
Switzerland	1.2%
Others (Individually Less Than 1%)	9.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,192,890) — See accompanying schedule: Unaffiliated issuers (cost $197,259,298)	$207,484,985
Fidelity Central Funds (cost $3,307,047,052)	4,468,233,567
Total Investments (cost $3,504,306,350)		$4,675,718,552
Cash		34,393
Receivable for investments sold		1,924,781
Receivable for fund shares sold		1,951,659
Distributions receivable from Fidelity Central Funds		73,730
Prepaid expenses		3,942
Other receivables		67,681
Total assets		4,679,774,738
Liabilities
Payable for investments purchased	$29,814,823
Payable for fund shares redeemed	2,003,453
Accrued management fee	2,090,828
Distribution and service plan fees payable	97,529
Other affiliated payables	609,235
Other payables and accrued expenses	76,046
Collateral on securities loaned	19,557,000
Total liabilities		54,248,914
Net Assets		$4,625,525,824
Net Assets consist of:
Paid in capital		$3,911,355,673
Undistributed net investment income		4,857,573
Accumulated undistributed net realized gain (loss) on investments		(462,099,624)
Net unrealized appreciation (depreciation) on investments		1,171,412,202
Net Assets		$4,625,525,824
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($140,885,419 ÷ 6,805,125 shares)		$20.70
Maximum offering price per share (100/94.25 of $20.70)		$21.96
Class M:
Net Asset Value and redemption price per share ($49,189,586 ÷ 2,374,871 shares)		$20.71
Maximum offering price per share (100/96.50 of $20.71)		$21.46
Class C:
Net Asset Value and offering price per share ($57,362,102 ÷ 2,782,941 shares)(a)		$20.61
Asset Manager 70%:
Net Asset Value, offering price and redemption price per share ($4,304,225,415 ÷ 207,644,185 shares)		$20.73
Class I:
Net Asset Value, offering price and redemption price per share ($73,863,302 ÷ 3,562,782 shares)		$20.73

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$1,957,674
Interest		379
Income from Fidelity Central Funds		32,518,303
Total income		34,476,356
Expenses
Management fee	$11,997,005
Transfer agent fees	2,891,713
Distribution and service plan fees	580,647
Accounting and security lending fees	671,173
Custodian fees and expenses	9,199
Independent trustees' fees and expenses	8,964
Appreciation in deferred trustee compensation account	103
Registration fees	71,318
Audit	17,870
Legal	10,900
Miscellaneous	18,454
Total expenses before reductions	16,277,346
Expense reductions	(58,045)	16,219,301
Net investment income (loss)		18,257,055
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,714,353
Fidelity Central Funds	49,455,859
Capital gain distributions from Fidelity Central Funds	9,462,700
Total net realized gain (loss)		77,632,912
Change in net unrealized appreciation (depreciation) on investment securities		166,303,940
Net gain (loss)		243,936,852
Net increase (decrease) in net assets resulting from operations		$262,193,907

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,257,055	$60,499,999
Net realized gain (loss)	77,632,912	15,617,199
Change in net unrealized appreciation (depreciation)	166,303,940	356,816,958
Net increase (decrease) in net assets resulting from operations	262,193,907	432,934,156
Distributions to shareholders from net investment income	(54,427,264)	(65,006,686)
Distributions to shareholders from net realized gain	(8,449,917)	(154,480,473)
Total distributions	(62,877,181)	(219,487,159)
Share transactions - net increase (decrease)	135,645,166	52,440,170
Total increase (decrease) in net assets	334,961,892	265,887,167
Net Assets
Beginning of period	4,290,563,932	4,024,676,765
End of period	$4,625,525,824	$4,290,563,932
Other Information
Undistributed net investment income end of period	$4,857,573	$41,027,782

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.78	$18.84	$21.24	$19.60	$17.33	$14.72
Income from Investment Operations
Net investment income (loss)A	.06	.22	.22	.21	.18	.19
Net realized and unrealized gain (loss)	1.10	1.70	(.80)	1.67	2.31	2.64
Total from investment operations	1.16	1.92	(.58)	1.88	2.49	2.83
Distributions from net investment income	(.20)	(.25)	(.22)	(.16)	(.19)	(.19)
Distributions from net realized gain	(.04)	(.73)	(1.60)	(.07)	(.03)	(.03)
Total distributions	(.24)	(.98)	(1.82)	(.24)B	(.22)	(.22)
Net asset value, end of period	$20.70	$19.78	$18.84	$21.24	$19.60	$17.33
Total ReturnC,D,E	5.91%	10.57%	(2.96)%	9.65%	14.56%	19.44%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.02%H	1.02%	1.03%	1.03%	1.06%	1.08%
Expenses net of fee waivers, if any	1.02%H	1.02%	1.03%	1.03%	1.06%	1.08%
Expenses net of all reductions	1.02%H	1.02%	1.02%	1.03%	1.04%	1.07%
Net investment income (loss)	.55%H	1.17%	1.07%	1.00%	.98%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$140,885	$146,585	$134,849	$143,310	$127,865	$120,425
Portfolio turnover rateI	22%H	21%	20%	13%	20%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.074 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class M

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.77	$18.82	$21.22	$19.58	$17.30	$14.70
Income from Investment Operations
Net investment income (loss)A	.03	.17	.17	.15	.13	.15
Net realized and unrealized gain (loss)	1.10	1.70	(.80)	1.67	2.32	2.62
Total from investment operations	1.13	1.87	(.63)	1.82	2.45	2.77
Distributions from net investment income	(.15)	(.20)	(.16)	(.11)	(.14)	(.15)
Distributions from net realized gain	(.04)	(.73)	(1.60)	(.07)	(.03)	(.03)
Total distributions	(.19)	(.92)B	(1.77)C	(.18)	(.17)	(.17)D
Net asset value, end of period	$20.71	$19.77	$18.82	$21.22	$19.58	$17.30
Total ReturnE,F,G	5.76%	10.31%	(3.25)%	9.38%	14.31%	19.03%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.28%J	1.28%	1.29%	1.29%	1.32%	1.35%
Expenses net of fee waivers, if any	1.27%J	1.28%	1.28%	1.29%	1.32%	1.35%
Expenses net of all reductions	1.27%J	1.28%	1.28%	1.29%	1.30%	1.33%
Net investment income (loss)	.30%J	.91%	.81%	.74%	.72%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$49,190	$48,149	$46,685	$49,337	$44,421	$43,064
Portfolio turnover rateK	22%J	21%	20%	13%	20%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.92 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.726 per share.

 C Total distributions of $1.77 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $1.604 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.63	$18.69	$21.08	$19.48	$17.23	$14.63
Income from Investment Operations
Net investment income (loss)A	(.02)	.08	.06	.05	.04	.07
Net realized and unrealized gain (loss)	1.09	1.69	(.78)	1.66	2.31	2.62
Total from investment operations	1.07	1.77	(.72)	1.71	2.35	2.69
Distributions from net investment income	(.05)	(.10)	(.07)	(.04)	(.07)	(.07)
Distributions from net realized gain	(.04)	(.73)	(1.60)	(.07)	(.03)	(.03)
Total distributions	(.09)	(.83)	(1.67)	(.11)	(.10)	(.09)B
Net asset value, end of period	$20.61	$19.63	$18.69	$21.08	$19.48	$17.23
Total ReturnC,D,E	5.48%	9.78%	(3.69)%	8.82%	13.70%	18.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.78%H	1.78%	1.79%	1.79%	1.81%	1.83%
Expenses net of fee waivers, if any	1.77%H	1.78%	1.78%	1.79%	1.81%	1.83%
Expenses net of all reductions	1.77%H	1.78%	1.78%	1.78%	1.79%	1.81%
Net investment income (loss)	(.20)%H	.41%	.32%	.25%	.23%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$57,362	$56,605	$52,860	$55,104	$46,498	$38,245
Portfolio turnover rateI	22%H	21%	20%	13%	20%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.84	$18.89	$21.30	$19.66	$17.38	$14.77
Income from Investment Operations
Net investment income (loss)A	.09	.28	.28	.27	.24	.24
Net realized and unrealized gain (loss)	1.10	1.71	(.80)	1.67	2.32	2.64
Total from investment operations	1.19	1.99	(.52)	1.94	2.56	2.88
Distributions from net investment income	(.26)	(.31)	(.28)	(.23)	(.25)	(.25)
Distributions from net realized gain	(.04)	(.73)	(1.60)	(.07)	(.03)	(.03)
Total distributions	(.30)	(1.04)	(1.89)B	(.30)	(.28)	(.27)C
Net asset value, end of period	$20.73	$19.84	$18.89	$21.30	$19.66	$17.38
Total ReturnD,E	6.06%	10.97%	(2.69)%	9.98%	14.94%	19.79%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%H	.72%	.72%	.73%	.75%	.76%
Expenses net of fee waivers, if any	.71%H	.71%	.72%	.73%	.75%	.76%
Expenses net of all reductions	.71%H	.71%	.71%	.72%	.73%	.75%
Net investment income (loss)	.86%H	1.48%	1.38%	1.31%	1.29%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$4,304,225	$3,996,905	$3,745,336	$3,729,256	$3,253,088	$2,758,119
Portfolio turnover rateI	22%H	21%	20%	13%	20%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.89 per share is comprised of distributions from net investment income of $.282 and distributions from net realized gain of $1.604 per share.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.85	$18.90	$21.31	$19.66	$17.38	$14.78
Income from Investment Operations
Net investment income (loss)A	.08	.28	.27	.26	.23	.24
Net realized and unrealized gain (loss)	1.10	1.70	(.80)	1.68	2.32	2.63
Total from investment operations	1.18	1.98	(.53)	1.94	2.55	2.87
Distributions from net investment income	(.26)	(.30)	(.27)	(.22)	(.24)	(.24)
Distributions from net realized gain	(.04)	(.73)	(1.60)	(.07)	(.03)	(.03)
Total distributions	(.30)	(1.03)	(1.88)B	(.29)	(.27)	(.27)
Net asset value, end of period	$20.73	$19.85	$18.90	$21.31	$19.66	$17.38
Total ReturnC,D	6.04%	10.92%	(2.73)%	9.98%	14.90%	19.68%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.74%	.76%	.77%	.79%	.80%
Expenses net of fee waivers, if any	.74%G	.74%	.76%	.77%	.79%	.80%
Expenses net of all reductions	.74%G	.74%	.75%	.77%	.77%	.79%
Net investment income (loss)	.83%G	1.45%	1.34%	1.26%	1.25%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$73,863	$42,321	$42,581	$40,561	$31,955	$30,418
Portfolio turnover rateH	22%G	21%	20%	13%	20%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.88 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $1.604 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.6	1.4
Amazon.com, Inc.	1.0	1.1
Facebook, Inc. Class A	0.7	0.9
Alphabet, Inc. Class C	0.7	0.8
Alphabet, Inc. Class A	0.7	0.8
British American Tobacco PLC sponsored ADR	0.7	0.6
Amgen, Inc.	0.6	0.5
Bank of America Corp.	0.6	0.5
Berkshire Hathaway, Inc. Class B	0.6	0.6
Microsoft Corp.	0.6	0.5
	7.8

Top Five Market Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.4	15.4
Information Technology	13.5	14.5
Consumer Discretionary	11.3	11.2
Health Care	9.6	10.3
Industrials	9.0	8.8

Quality Diversification (% of fund's net assets)

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	7.6%
AAA,AA,A	0.4%
BBB	1.6%
BB and Below	3.6%
Not Rated	0.2%
Equities*	84.2%
Short-Term Investments and Net Other Assets	2.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	6.9%
AAA,AA,A	1.2%
BBB	2.1%
BB and Below	4.1%
Not Rated	0.1%
Equities*	82.3%
Short-Term Investments and Net Other Assets	3.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2017
Stock Class and Equity Futures*	84.5%
Bond Class	13.0%
Short-Term Class	2.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of September 30, 2016
Stock Class and Equity Futures*	82.2%
Bond Class	14.1%
Short-Term Class	3.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 31.6% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 85%

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 81.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	5,780,153	$37,281,986
Fidelity Consumer Discretionary Central Fund (a)	411,323	112,196,625
Fidelity Consumer Staples Central Fund (a)	338,299	80,589,504
Fidelity Emerging Markets Equity Central Fund (a)	364,772	78,932,983
Fidelity Energy Central Fund (a)	503,647	63,736,571
Fidelity Financials Central Fund (a)	2,008,104	197,356,487
Fidelity Health Care Central Fund (a)	370,814	132,914,624
Fidelity Industrials Central Fund (a)	376,510	100,900,893
Fidelity Information Technology Central Fund (a)	654,244	246,564,988
Fidelity International Equity Central Fund (a)	4,208,229	331,650,510
Fidelity Materials Central Fund (a)	132,409	31,674,944
Fidelity Real Estate Equity Central Fund (a)	80,910	8,966,475
Fidelity Telecom Services Central Fund (a)	124,101	24,761,868
Fidelity Utilities Central Fund (a)	182,061	31,534,786
TOTAL EQUITY CENTRAL FUNDS
(Cost $970,972,962)		1,479,063,244

Fixed-Income Central Funds - 14.0%
High Yield Fixed-Income Funds - 3.2%
Fidelity Emerging Markets Debt Central Fund (a)	3,183	32,085
Fidelity Floating Rate Central Fund (a)	343,220	35,550,686
Fidelity High Income Central Fund 1 (a)	232,941	23,156,703

TOTAL HIGH YIELD FIXED-INCOME FUNDS		58,739,474

Investment Grade Fixed-Income Funds - 10.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)	705,348	71,945,517
Fidelity Investment Grade Bond Central Fund (a)	1,164,393	124,974,335

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		196,919,852

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $251,355,749)		255,659,326

Money Market Central Funds - 1.1%
Fidelity Cash Central Fund, 0.84% (b)	6,907,936	6,909,318
Fidelity Securities Lending Cash Central Fund 0.84% (b)(c)	13,823,818	13,825,200
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $20,734,518)		20,734,518

Investment Companies - 4.9%
iShares 20+ Year Treasury Bond ETF (d)	112,496	13,579,392
iShares Core MSCI Emerging Markets ETF	627,307	29,979,000
iShares MSCI EAFE Index ETF	365,087	22,741,269
iShares MSCI Japan ETF	442,058	22,765,987
TOTAL INVESTMENT COMPANIES
(Cost $85,450,672)		89,065,648
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $1,328,513,901)		1,844,522,736
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(20,405,342)
NET ASSETS - 100%		$1,824,117,394

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,488
Fidelity Commodity Strategy Central Fund	33,138
Fidelity Consumer Discretionary Central Fund	496,355
Fidelity Consumer Staples Central Fund	607,934
Fidelity Emerging Markets Debt Central Fund	1,217
Fidelity Emerging Markets Equity Central Fund	274,123
Fidelity Energy Central Fund	359,745
Fidelity Financials Central Fund	1,271,617
Fidelity Floating Rate Central Fund	688,868
Fidelity Health Care Central Fund	344,223
Fidelity High Income Central Fund 1	892,930
Fidelity Industrials Central Fund	643,340
Fidelity Inflation-Protected Bond Index Central Fund	43,939
Fidelity Information Technology Central Fund	584,693
Fidelity International Equity Central Fund	1,592,044
Fidelity Investment Grade Bond Central Fund	1,641,984
Fidelity Materials Central Fund	200,627
Fidelity Real Estate Equity Central Fund	125,600
Fidelity Securities Lending Cash Central Fund	7,927
Fidelity Telecom Services Central Fund	250,350
Fidelity Utilities Central Fund	316,321
Total	$10,415,463

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$21,165,035	$17,161,343	$777,641	$37,281,986	5.3%
Fidelity Consumer Discretionary Central Fund	109,506,168	8,891,217	16,584,951	112,196,625	7.0%
Fidelity Consumer Staples Central Fund	81,838,175	7,583,411	12,563,233	80,589,504	6.3%
Fidelity Emerging Markets Debt Central Fund	31,247	1,217	--	32,085	0.0%
Fidelity Emerging Markets Equity Central Fund	55,428,042	21,236,280	2,934,727	78,932,983	14.6%
Fidelity Energy Central Fund	65,847,954	5,358,716	6,857,722	63,736,571	6.5%
Fidelity Financials Central Fund	180,987,331	15,985,203	28,280,024	197,356,487	7.0%
Fidelity Floating Rate Central Fund	14,996,108	20,943,460	643,374	35,550,686	2.1%
Fidelity Health Care Central Fund	130,009,719	12,075,599	13,338,204	132,914,624	6.4%
Fidelity High Income Central Fund 1	39,327,648	3,069,227	19,637,282	23,156,703	3.9%
Fidelity Industrials Central Fund	97,786,521	8,486,606	15,743,932	100,900,893	7.0%
Fidelity Inflation-Protected Bond Index Central Fund	63,204,048	11,880,022	2,515,429	71,945,517	7.0%
Fidelity Information Technology Central Fund	215,684,381	18,133,640	18,870,046	246,564,988	6.5%
Fidelity International Equity Central Fund	262,987,486	62,986,123	9,902,959	331,650,510	12.4%
Fidelity Investment Grade Bond Central Fund	124,485,676	26,148,472	22,520,030	124,974,335	1.8%
Fidelity Materials Central Fund	30,031,628	2,402,666	4,428,921	31,674,944	7.4%
Fidelity Real Estate Equity Central Fund	14,381,304	1,216,670	6,320,856	8,966,475	7.3%
Fidelity Telecom Services Central Fund	23,394,293	2,464,990	2,100,245	24,761,868	6.2%
Fidelity Utilities Central Fund	31,672,540	2,494,459	4,563,420	31,534,786	6.6%
Total	$1,562,765,304	$248,519,321	$188,582,996	$1,734,722,570

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	68.4%
Japan	5.1%
United Kingdom	4.3%
Cayman Islands	2.4%
Ireland	2.0%
Canada	1.5%
France	1.4%
Switzerland	1.4%
Germany	1.4%
Netherlands	1.3%
Taiwan	1.0%
Others (Individually Less Than 1%)	9.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,567,804) — See accompanying schedule: Unaffiliated issuers (cost $85,450,672)	$89,065,648
Fidelity Central Funds (cost $1,243,063,229)	1,755,457,088
Total Investments (cost $1,328,513,901)		$1,844,522,736
Receivable for investments sold		788,068
Receivable for fund shares sold		1,932,469
Distributions receivable from Fidelity Central Funds		8,055
Prepaid expenses		1,476
Other receivables		4,808
Total assets		1,847,257,612
Liabilities
Payable for investments purchased	$7,432,773
Payable for fund shares redeemed	705,167
Accrued management fee	823,394
Distribution and service plan fees payable	59,994
Other affiliated payables	264,891
Other payables and accrued expenses	28,799
Collateral on securities loaned	13,825,200
Total liabilities		23,140,218
Net Assets		$1,824,117,394
Net Assets consist of:
Paid in capital		$1,507,837,366
Undistributed net investment income		237,822
Accumulated undistributed net realized gain (loss) on investments		(199,966,629)
Net unrealized appreciation (depreciation) on investments		516,008,835
Net Assets		$1,824,117,394
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($82,752,343 ÷ 4,734,907 shares)		$17.48
Maximum offering price per share (100/94.25 of $17.48)		$18.55
Class M:
Net Asset Value and redemption price per share ($20,917,943 ÷ 1,202,596 shares)		$17.39
Maximum offering price per share (100/96.50 of $17.39)		$18.02
Class C:
Net Asset Value and offering price per share ($41,055,321 ÷ 2,386,589 shares)(a)		$17.20
Asset Manager 85%:
Net Asset Value, offering price and redemption price per share ($1,652,119,762 ÷ 93,787,008 shares)		$17.62
Class I:
Net Asset Value, offering price and redemption price per share ($27,272,025 ÷ 1,552,374 shares)		$17.57

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$758,827
Interest		271
Income from Fidelity Central Funds		10,415,463
Total income		11,174,561
Expenses
Management fee	$4,632,638
Transfer agent fees	1,271,185
Distribution and service plan fees	347,272
Accounting and security lending fees	261,943
Custodian fees and expenses	8,755
Independent trustees' fees and expenses	3,435
Registration fees	47,077
Audit	17,870
Legal	4,680
Miscellaneous	7,079
Total expenses before reductions	6,601,934
Expense reductions	(21,747)	6,580,187
Net investment income (loss)		4,594,374
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,853,060
Fidelity Central Funds	20,687,124
Capital gain distributions from Fidelity Central Funds	4,160,845
Total net realized gain (loss)		27,701,029
Change in net unrealized appreciation (depreciation) on investment securities		92,809,648
Net gain (loss)		120,510,677
Net increase (decrease) in net assets resulting from operations		$125,105,051

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,594,374	$18,336,025
Net realized gain (loss)	27,701,029	197,225
Change in net unrealized appreciation (depreciation)	92,809,648	158,354,674
Net increase (decrease) in net assets resulting from operations	125,105,051	176,887,924
Distributions to shareholders from net investment income	(16,457,488)	(20,421,168)
Distributions to shareholders from net realized gain	(4,681,260)	(51,494,211)
Total distributions	(21,138,748)	(71,915,379)
Share transactions - net increase (decrease)	88,727,102	16,624,821
Total increase (decrease) in net assets	192,693,405	121,597,366
Net Assets
Beginning of period	1,631,423,989	1,509,826,623
End of period	$1,824,117,394	$1,631,423,989
Other Information
Undistributed net investment income end of period	$237,822	$12,100,936

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.45	$15.42	$17.64	$16.38	$14.03	$11.62
Income from Investment Operations
Net investment income (loss)A	.02	.14	.14	.16	.14	.14
Net realized and unrealized gain (loss)	1.18	1.59	(.77)	1.64	2.38	2.43
Total from investment operations	1.20	1.73	(.63)	1.80	2.52	2.57
Distributions from net investment income	(.13)	(.17)	(.17)	(.11)	(.14)	(.14)
Distributions from net realized gain	(.05)	(.53)	(1.43)	(.42)	(.02)	(.02)
Total distributions	(.17)B	(.70)	(1.59)C	(.54)D	(.17)E	(.16)
Net asset value, end of period	$17.48	$16.45	$15.42	$17.64	$16.38	$14.03
Total ReturnF,G,H	7.37%	11.62%	(3.86)%	11.24%	18.14%	22.30%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.04%K	1.05%	1.05%	1.04%	1.05%	1.08%
Expenses net of fee waivers, if any	1.04%K	1.05%	1.05%	1.04%	1.05%	1.08%
Expenses net of all reductions	1.04%K	1.05%	1.04%	1.04%	1.03%	1.07%
Net investment income (loss)	.28%K	.90%	.85%	.92%	.91%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$82,752	$78,147	$66,006	$66,659	$82,805	$66,048
Portfolio turnover rateL	30%K	22%	29%	14%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.047 per share.

 C Total distributions of $1.59 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $1.427 per share.

 D Total distributions of $.54 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.423 per share.

 E Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class M

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.34	$15.32	$17.56	$16.32	$13.97	$11.58
Income from Investment Operations
Net investment income (loss)A	–B	.10	.10	.11	.09	.10
Net realized and unrealized gain (loss)	1.17	1.58	(.78)	1.63	2.38	2.41
Total from investment operations	1.17	1.68	(.68)	1.74	2.47	2.51
Distributions from net investment income	(.07)	(.13)	(.13)	(.08)	(.10)	(.10)
Distributions from net realized gain	(.05)	(.53)	(1.43)	(.42)	(.02)	(.02)
Total distributions	(.12)	(.66)	(1.56)	(.50)	(.12)	(.12)
Net asset value, end of period	$17.39	$16.34	$15.32	$17.56	$16.32	$13.97
Total ReturnC,D,E	7.17%	11.31%	(4.21)%	10.92%	17.85%	21.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.32%H	1.32%	1.33%	1.33%	1.35%	1.36%
Expenses net of fee waivers, if any	1.32%H	1.32%	1.33%	1.33%	1.35%	1.36%
Expenses net of all reductions	1.32%H	1.32%	1.32%	1.33%	1.33%	1.35%
Net investment income (loss)	- %H,I	.63%	.57%	.63%	.61%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$20,918	$19,582	$18,991	$17,690	$13,606	$10,604
Portfolio turnover rateJ	30%H	22%	29%	14%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.14	$15.14	$17.37	$16.16	$13.85	$11.47
Income from Investment Operations
Net investment income (loss)A	(.04)	.02	.02	.03	.02	.04
Net realized and unrealized gain (loss)	1.15	1.57	(.76)	1.61	2.35	2.41
Total from investment operations	1.11	1.59	(.74)	1.64	2.37	2.45
Distributions from net investment income	(.01)	(.06)	(.06)	(.01)	(.04)	(.05)
Distributions from net realized gain	(.05)	(.53)	(1.43)	(.42)	(.02)	(.02)
Total distributions	(.05)B	(.59)	(1.49)	(.43)	(.06)	(.07)
Net asset value, end of period	$17.20	$16.14	$15.14	$17.37	$16.16	$13.85
Total ReturnC,D,E	6.92%	10.80%	(4.62)%	10.37%	17.22%	21.44%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.79%H	1.80%	1.81%	1.81%	1.84%	1.84%
Expenses net of fee waivers, if any	1.79%H	1.80%	1.81%	1.81%	1.83%	1.84%
Expenses net of all reductions	1.79%H	1.80%	1.80%	1.81%	1.81%	1.83%
Net investment income (loss)	(.47)%H	.15%	.10%	.15%	.13%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$41,055	$38,916	$34,590	$30,717	$21,781	$17,243
Portfolio turnover rateI	30%H	22%	29%	14%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.05 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.047 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.60	$15.56	$17.79	$16.52	$14.14	$11.72
Income from Investment Operations
Net investment income (loss)A	.05	.19	.20	.21	.18	.18
Net realized and unrealized gain (loss)	1.19	1.60	(.78)	1.65	2.40	2.43
Total from investment operations	1.24	1.79	(.58)	1.86	2.58	2.61
Distributions from net investment income	(.17)	(.22)	(.23)	(.17)	(.18)	(.17)
Distributions from net realized gain	(.05)	(.53)	(1.43)	(.42)	(.02)	(.02)
Total distributions	(.22)	(.75)	(1.65)B	(.59)	(.20)	(.19)
Net asset value, end of period	$17.62	$16.60	$15.56	$17.79	$16.52	$14.14
Total ReturnC,D	7.56%	11.92%	(3.54)%	11.54%	18.52%	22.53%
Ratios to Average Net AssetsE,F
Expenses before reductions	.73%G	.74%	.75%	.74%	.77%	.81%
Expenses net of fee waivers, if any	.73%G	.74%	.75%	.74%	.77%	.81%
Expenses net of all reductions	.73%G	.74%	.74%	.74%	.75%	.80%
Net investment income (loss)	.59%G	1.21%	1.16%	1.21%	1.19%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$1,652,120	$1,454,033	$1,350,006	$1,433,196	$1,100,838	$706,722
Portfolio turnover rateH	30%G	22%	29%	14%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.65 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $1.427 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.55	$15.51	$17.74	$16.48	$14.11	$11.69
Income from Investment Operations
Net investment income (loss)A	.05	.19	.19	.21	.18	.18
Net realized and unrealized gain (loss)	1.18	1.60	(.76)	1.64	2.39	2.43
Total from investment operations	1.23	1.79	(.57)	1.85	2.57	2.61
Distributions from net investment income	(.16)	(.21)	(.23)	(.16)	(.17)	(.17)
Distributions from net realized gain	(.05)	(.53)	(1.43)	(.42)	(.02)	(.02)
Total distributions	(.21)	(.75)B	(1.66)	(.59)C	(.20)D	(.19)
Net asset value, end of period	$17.57	$16.55	$15.51	$17.74	$16.48	$14.11
Total ReturnE,F	7.50%	11.93%	(3.52)%	11.49%	18.45%	22.60%
Ratios to Average Net AssetsG,H
Expenses before reductions	.76%I	.75%	.76%	.76%	.79%	.81%
Expenses net of fee waivers, if any	.76%I	.75%	.76%	.76%	.79%	.81%
Expenses net of all reductions	.76%I	.75%	.75%	.76%	.77%	.79%
Net investment income (loss)	.56%I	1.20%	1.15%	1.19%	1.17%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$27,272	$40,747	$38,697	$41,775	$13,088	$10,710
Portfolio turnover rateJ	30%I	22%	29%	14%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.533 per share.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.423 per share.

 D Total distributions of $.20 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.024 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2017

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M (formerly Class T), Class C, Asset Manager and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, each Fund's outstanding Class B shares were converted to Class A shares. Each Fund's prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period October 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.05%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Restricted Securities	Less than .005% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Restricted Securities	.08%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	.05%
Fidelity High Income Central Fund 1	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from Fidelity Central Funds and underlying funds, futures contracts, market discount, partnerships (including allocations from Fidelity Central Funds), foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Asset Manager 20%	$4,801,145,843	$193,508,195	$(9,559,447)	$183,948,748
Fidelity Asset Manager 30%	1,032,023,301	60,053,638	(2,472,052)	57,581,586
Fidelity Asset Manager 40%	1,237,025,922	93,711,954	(2,674,675)	91,037,279
Fidelity Asset Manager 50%	7,226,619,721	866,038,508	(11,552,602)	854,485,906
Fidelity Asset Manager 60%	1,591,113,351	205,339,017	(2,442,593)	202,896,424
Fidelity Asset Manager 70%	4,007,805,326	676,299,470	(8,386,244)	667,913,226
Fidelity Asset Manager 85%	1,534,283,036	311,312,154	(1,072,454)	310,239,700

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2015 to September 30, 2016. Loss deferrals were as follows:

Capital losses
Fidelity Asset Manager 20%	$–
Fidelity Asset Manager 30%	(2,153,897)
Fidelity Asset Manager 40%	(3,965,521)
Fidelity Asset Manager 50%	–
Fidelity Asset Manager 60%	(8,624,378)
Fidelity Asset Manager 70%	(7,154,211)
Fidelity Asset Manager 85%	(11,686,584)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Fidelity Asset Manager 30% used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period Fidelity Asset Manager 30% recognized net realized gain (loss) of $99,908 and a change in net unrealized appreciation (depreciation) of $(181,084) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Equity and Fixed-Income Central Funds, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	485,509,393	489,455,559
Fidelity Asset Manager 30%	161,780,764	134,070,917
Fidelity Asset Manager 40%	224,273,270	124,371,089
Fidelity Asset Manager 50%	969,851,842	855,224,569
Fidelity Asset Manager 60%	337,940,119	163,478,083
Fidelity Asset Manager 70%	629,761,573	454,386,926
Fidelity Asset Manager 85%	350,598,737	250,092,314

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.11%	.41%
Fidelity Asset Manager 30%	.30%	.11%	.41%
Fidelity Asset Manager 40%	.30%	.11%	.41%
Fidelity Asset Manager 50%	.25%	.25%	.50%
Fidelity Asset Manager 60%	.30%	.25%	.55%
Fidelity Asset Manager 70%	.30%	.25%	.55%
Fidelity Asset Manager 85%	.30%	.25%	.55%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 20%
Class A	-%	.25%	$50,019	$2,487
Class M	.25%	.25%	60,489	851
Class C	.75%	.25%	142,772	20,729
			$253,280	$24,067
Fidelity Asset Manager 30%
Class A	-%	.25%	$27,412	$841
Class M	.25%	.25%	30,442	84
Class C	.75%	.25%	105,689	15,465
			$163,543	$16,390
Fidelity Asset Manager 40%
Class A	-%	.25%	$46,949	$2,150
Class M	.25%	.25%	26,174	380
Class C	.75%	.25%	109,055	16,162
			$182,178	$18,692
Fidelity Asset Manager 50%
Class A	-%	.25%	$94,324	$2,432
Class M	.25%	.25%	82,428	217
Class C	.75%	.25%	208,859	22,277
			$385,611	$24,926
Fidelity Asset Manager 60%
Class A	-%	.25%	$71,247	$536
Class M	.25%	.25%	43,624	–
Class C	.75%	.25%	169,404	23,584
			$284,275	$24,120
Fidelity Asset Manager 70%
Class A	-%	.25%	$179,275	$394
Class M	.25%	.25%	119,792	62
Class C	.75%	.25%	281,580	27,264
			$580,647	$27,720
Fidelity Asset Manager 85%
Class A	-%	.25%	$99,886	$711
Class M	.25%	.25%	49,906	379
Class C	.75%	.25%	197,480	28,389
			$347,272	$29,479

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Asset Manager 20%
Class A	$6,461
Class M	3,361
Class C(a)	2,934
$12,756
Fidelity Asset Manager 30%
Class A	$22,711
Class M	2,761
Class C(a)	2,535
$28,007
Fidelity Asset Manager 40%
Class A	$9,238
Class M	2,191
Class C(a)	1,507
$12,936
Fidelity Asset Manager 50%
Class A	$20,291
Class M	6,196
Class C(a)	1,401
$27,888
Fidelity Asset Manager 60%
Class A	$12,131
Class M	5,607
Class C(a)	2,634
$20,372
Fidelity Asset Manager 70%
Class A	$28,863
Class M	8,302
Class C(a)	2,804
$39,969
Fidelity Asset Manager 85%
Class A	$26,944
Class M	3,683
Class C(a)	2,047
$32,674

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Asset Manager 20%
Class A	$29,518.15
Class M	18,514.15
Class C	22,016.15
Asset Manager 20%	1,933,657.08
Class I	23,439.13
	$2,027,144
Fidelity Asset Manager 30%
Class A	$15,237.14
Class M	8,880.15
Class C	15,670.15
Asset Manager 30%	352,752.07
Class I	12,003.17
	$404,542
Fidelity Asset Manager 40%
Class A	$25,445.14
Class M	8,349.16
Class C	16,379.15
Asset Manager 40%	442,733.08
Class I	7,667.10
	$500,573
Fidelity Asset Manager 50%
Class A	$71,543.19
Class M	31,646.19
Class C	41,524.20
Asset Manager 50%	4,880,579.13
Class I	31,266.17
	$5,056,558
Fidelity Asset Manager 60%
Class A	$51,352.18
Class M	16,002.18
Class C	30,943.18
Asset Manager 60%	851,212.11
Class I	16,465.15
	$965,974
Fidelity Asset Manager 70%
Class A	$134,304.19
Class M	45,996.19
Class C	54,037.19
Asset Manager 70%	2,610,948.13
Class I	46,428.16
	$2,891,713
Fidelity Asset Manager 85%
Class A	$82,219.21
Class M	23,282.23
Class C	40,267.20
Asset Manager 85%	1,102,435.14
Class I	22,982.17
	$1,271,185

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Asset Manager 20%	$243
Fidelity Asset Manager 30%	68
Fidelity Asset Manager 40%	116
Fidelity Asset Manager 50%	836
Fidelity Asset Manager 60%	262
Fidelity Asset Manager 70%	793
Fidelity Asset Manager 85%	305

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$11,722
Fidelity Asset Manager 30%	2,428
Fidelity Asset Manager 40%	2,848
Fidelity Asset Manager 50%	18,620
Fidelity Asset Manager 60%	3,843
Fidelity Asset Manager 70%	10,423
Fidelity Asset Manager 85%	3,989

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

Total Security Lending Income
Fidelity Asset Manager 20%	$11,713
Fidelity Asset Manager 30%	844
Fidelity Asset Manager 40%	2,779
Fidelity Asset Manager 50%	11,890
Fidelity Asset Manager 60%	40
Fidelity Asset Manager 70%	6,747
Fidelity Asset Manager 85%	7,927

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$22,040	$227
Fidelity Asset Manager 30%	3,479	44
Fidelity Asset Manager 40%	6,908	77
Fidelity Asset Manager 50%	60,209	10
Fidelity Asset Manager 60%	13,427	144
Fidelity Asset Manager 70%	38,736	5
Fidelity Asset Manager 85%	14,328	3

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Asset Manager 20%	$14,526
Fidelity Asset Manager 30%	3,036
Fidelity Asset Manager 40%	3,561
Fidelity Asset Manager 50%	34,467
Fidelity Asset Manager 60%	7,201
Fidelity Asset Manager 70%	19,304
Fidelity Asset Manager 85%	7,416

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2017	Year ended September 30, 2016
Fidelity Asset Manager 20%
From net investment income
Class A	$219,032	$586,057
Class M	104,618	258,468
Class B	–	7,665
Class C	55,093	222,595
Asset Manager 20%	33,204,560	85,388,721
Class I	242,013	377,130
Total	$33,825,316	$86,840,636
From net realized gain
Class A	$201,955	$768,558
Class M	122,470	397,712
Class B	–	28,963
Class C	143,376	580,212
Asset Manager 20%	23,396,559	96,332,955
Class I	180,386	366,985
Total	$24,044,746	$98,475,385
Fidelity Asset Manager 30%
From net investment income
Class A	$116,957	$374,214
Class M	51,583	156,500
Class B	–	3,431
Class C	46,742	186,439
Asset Manager 30%	6,754,425	16,652,556
Class I	93,939	174,292
Total	$7,063,646	$17,547,432
From net realized gain
Class A	$44,144	$367,407
Class M	25,407	174,844
Class B	–	8,338
Class C	44,596	315,141
Asset Manager 30%	1,985,082	12,937,540
Class I	30,327	139,018
Total	$2,129,556	$13,942,288
Fidelity Asset Manager 40%
From net investment income
Class A	$244,095	$566,653
Class M	51,000	129,110
Class B	–	2,953
Class C	55,953	167,869
Asset Manager 40%	8,683,326	18,366,959
Class I	115,113	326,411
Total	$9,149,487	$19,559,955
From net realized gain
Class A	$68,489	$422,782
Class M	18,911	119,403
Class B	–	6,236
Class C	39,642	255,795
Asset Manager 40%	2,046,819	11,702,088
Class I	26,540	237,351
Total	$2,200,401	$12,743,655
Fidelity Asset Manager 50%
From net investment income
Class A	$446,327	$1,078,569
Class M	148,823	389,022
Class B	–	12,031
Class C	85,156	314,334
Asset Manager 50%	55,170,279	135,309,959
Class I	266,316	620,822
Total	$56,116,901	$137,724,737
From net realized gain
Class A	$392,639	$2,670,933
Class M	168,876	1,173,976
Class B	–	90,179
Class C	215,018	1,563,215
Asset Manager 50%	38,686,111	281,226,959
Class I	183,136	1,221,841
Total	$39,645,780	$287,947,103
Fidelity Asset Manager 60%
From net investment income
Class A	$574,614	$778,039
Class M	136,576	200,853
Class B	–	4,743
Class C	118,891	221,700
Asset Manager 60%	20,317,579	22,576,101
Class I	302,927	271,551
Total	$21,450,587	$24,052,987
From net realized gain
Class A	$109,926	$1,256,050
Class M	33,760	390,635
Class B	–	26,625
Class C	67,067	720,526
Asset Manager 60%	2,921,482	29,661,155
Class I	44,135	364,528
Total	$3,176,370	$32,419,519
Fidelity Asset Manager 70%
From net investment income
Class A	$1,422,489	$1,770,999
Class M	361,006	473,868
Class C	148,268	294,415
Asset Manager 70%	51,630,613	61,801,113
Class I	864,888	666,291
Total	$54,427,264	$65,006,686
From net realized gain
Class A	$281,609	$5,163,635
Class M	93,861	1,764,247
Class B	–	79,783
Class C	111,201	2,075,200
Asset Manager 70%	7,834,993	143,806,402
Class I	128,253	1,591,206
Total	$8,449,917	$154,480,473
Fidelity Asset Manager 85%
From net investment income
Class A	$599,758	$762,308
Class M	79,695	166,023
Class C	16,876	134,918
Asset Manager 85%	15,515,608	18,879,814
Class I	245,551	478,105
Total	$16,457,488	$20,421,168
From net realized gain
Class A	$225,509	$2,376,081
Class M	55,083	691,330
Class B	–	46,652
Class C	113,314	1,239,853
Asset Manager 85%	4,215,223	45,949,502
Class I	72,131	1,190,793
Total	$4,681,260	$51,494,211

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2017	Year ended September 30, 2016	Six months ended March 31, 2017	Year ended September 30, 2016
Fidelity Asset Manager 20%
Class A
Shares sold	508,101	1,061,724	$6,684,924	$13,730,782
Reinvestment of distributions	31,313	101,740	407,414	1,297,846
Shares redeemed	(938,690)	(980,175)	(12,327,140)	(12,695,149)
Net increase (decrease)	(399,276)	183,289	$(5,234,802)	$2,333,479
Class M
Shares sold	118,129	769,032	$1,544,297	$9,944,778
Reinvestment of distributions	14,501	46,050	188,250	585,951
Shares redeemed	(253,749)	(404,707)	(3,321,015)	(5,207,424)
Net increase (decrease)	(121,119)	410,375	$(1,588,468)	$5,323,305
Class B
Shares sold	–	3,420	$–	$44,326
Reinvestment of distributions	–	2,794	–	35,365
Shares redeemed	–	(122,552)	–	(1,576,306)
Net increase (decrease)	–	(116,338)	$–	$(1,496,615)
Class C
Shares sold	255,640	522,480	$3,335,032	$6,696,646
Reinvestment of distributions	14,310	58,840	184,809	744,539
Shares redeemed	(359,485)	(571,568)	(4,682,362)	(7,366,178)
Net increase (decrease)	(89,535)	9,752	$(1,162,521)	$75,007
Asset Manager 20%
Shares sold	31,967,208	53,904,713	$419,801,576	$698,704,684
Reinvestment of distributions	4,203,251	13,769,905	54,811,356	176,023,505
Shares redeemed	(37,294,040)	(67,514,502)	(489,758,246)	(872,979,053)
Net increase (decrease)	(1,123,581)	160,116	$(15,145,314)	$1,749,136
Class I
Shares sold	1,819,816	1,237,625	$23,969,029	$16,000,768
Reinvestment of distributions	27,086	51,472	352,909	658,423
Shares redeemed	(567,996)	(494,699)	(7,464,109)	(6,395,711)
Net increase (decrease)	1,278,906	794,398	$16,857,829	$10,263,480
Fidelity Asset Manager 30%
Class A
Shares sold	158,195	758,314	$1,673,666	$7,842,738
Reinvestment of distributions	15,215	72,251	159,672	734,724
Shares redeemed	(494,656)	(684,982)	(5,214,717)	(7,018,711)
Net increase (decrease)	(321,246)	145,583	$(3,381,379)	$1,558,751
Class M
Shares sold	190,848	227,180	$2,014,397	$2,318,193
Reinvestment of distributions	7,346	32,605	76,925	331,069
Shares redeemed	(142,027)	(234,324)	(1,494,747)	(2,407,141)
Net increase (decrease)	56,167	25,461	$596,575	$242,121
Class B
Shares sold	–	752	$–	$7,417
Reinvestment of distributions	–	1,068	–	10,788
Shares redeemed	–	(55,507)	–	(570,956)
Net increase (decrease)	–	(53,687)	$–	$(552,751)
Class C
Shares sold	194,409	646,522	$2,042,115	$6,544,515
Reinvestment of distributions	8,607	48,769	89,556	492,300
Shares redeemed	(279,105)	(587,350)	(2,933,104)	(6,019,841)
Net increase (decrease)	(76,089)	107,941	$(801,433)	$1,016,974
Asset Manager 30%
Shares sold	16,023,610	23,662,071	$169,367,736	$243,254,618
Reinvestment of distributions	815,156	2,847,635	8,559,592	28,983,547
Shares redeemed	(12,692,632)	(18,732,344)	(134,293,651)	(192,459,532)
Net increase (decrease)	4,146,134	7,777,362	$43,633,677	$79,778,633
Class I
Shares sold	641,599	656,402	$6,785,088	$6,817,634
Reinvestment of distributions	10,707	30,069	112,408	306,241
Shares redeemed	(208,617)	(462,690)	(2,211,248)	(4,774,293)
Net increase (decrease)	443,689	223,781	$4,686,248	$2,349,582
Fidelity Asset Manager 40%
Class A
Shares sold	582,299	1,316,443	$6,345,001	$13,858,038
Reinvestment of distributions	28,358	93,270	306,678	973,060
Shares redeemed	(1,213,198)	(733,359)	(13,257,979)	(7,743,497)
Net increase (decrease)	(602,541)	676,354	$(6,606,300)	$7,087,601
Class M
Shares sold	97,621	390,009	$1,067,501	$4,020,982
Reinvestment of distributions	5,674	20,717	61,283	215,683
Shares redeemed	(57,908)	(366,782)	(630,889)	(3,842,286)
Net increase (decrease)	45,387	43,944	$497,895	$394,379
Class B
Reinvestment of distributions	–	884	–	9,189
Shares redeemed	–	(59,490)	–	(630,460)
Net increase (decrease)	–	(58,606)	$–	$(621,271)
Class C
Shares sold	244,994	558,469	$2,661,029	$5,876,704
Reinvestment of distributions	8,337	38,879	89,830	402,887
Shares redeemed	(274,571)	(460,845)	(2,982,167)	(4,802,443)
Net increase (decrease)	(21,240)	136,503	$(231,308)	$1,477,148
Asset Manager 40%
Shares sold	21,544,708	27,901,656	$235,473,468	$294,523,460
Reinvestment of distributions	972,800	2,831,070	10,519,887	29,535,248
Shares redeemed	(12,923,389)	(20,058,435)	(141,019,953)	(210,941,630)
Net increase (decrease)	9,594,119	10,674,291	$104,973,402	$113,117,078
Class I
Shares sold	528,146	949,776	$5,820,230	$9,774,597
Reinvestment of distributions	11,299	30,925	122,203	322,941
Shares redeemed	(472,609)	(1,492,768)	(5,159,098)	(15,422,345)
Net increase (decrease)	66,836	(512,067)	$783,335	$(5,324,807)
Fidelity Asset Manager 50%
Class A
Shares sold	361,521	1,285,350	$6,103,499	$20,974,734
Reinvestment of distributions	48,508	228,274	809,655	3,648,471
Shares redeemed	(803,197)	(1,243,808)	(13,623,812)	(20,035,152)
Net increase (decrease)	(393,168)	269,816	$(6,710,658)	$4,588,053
Class M
Shares sold	165,740	415,139	$2,794,310	$6,788,826
Reinvestment of distributions	18,918	97,186	315,526	1,551,607
Shares redeemed	(161,152)	(455,938)	(2,723,234)	(7,437,228)
Net increase (decrease)	23,506	56,387	$386,602	$903,205
Class B
Shares sold	–	12,960	$–	$208,531
Reinvestment of distributions	–	5,178	–	82,342
Shares redeemed	–	(166,468)	–	(2,689,336)
Net increase (decrease)	–	(148,330)	$–	$(2,398,463)
Class C
Shares sold	163,099	526,140	$2,738,060	$8,431,685
Reinvestment of distributions	16,615	108,770	275,581	1,724,314
Shares redeemed	(346,006)	(688,225)	(5,823,463)	(11,162,645)
Net increase (decrease)	(166,292)	(53,315)	$(2,809,822)	$(1,006,646)
Asset Manager 50%
Shares sold	28,408,840	41,011,505	$481,110,028	$670,923,177
Reinvestment of distributions	5,434,671	25,198,579	91,016,514	404,423,850
Shares redeemed	(31,293,715)	(78,601,130)	(530,747,568)	(1,282,252,050)
Net increase (decrease)	2,549,796	(12,391,046)	$41,378,974	$(206,905,023)
Class I
Shares sold	457,298	912,142	$7,758,602	$14,796,900
Reinvestment of distributions	26,545	112,601	443,820	1,804,785
Shares redeemed	(529,489)	(727,915)	(8,902,796)	(11,897,452)
Net increase (decrease)	(45,646)	296,828	$(700,374)	$4,704,233
Fidelity Asset Manager 60%
Class A
Shares sold	415,313	1,119,098	$4,677,863	$11,965,702
Reinvestment of distributions	61,079	192,249	677,363	2,007,080
Shares redeemed	(1,054,104)	(1,138,854)	(11,952,594)	(12,159,554)
Net increase (decrease)	(577,712)	172,493	$(6,597,368)	$1,813,228
Class M
Shares sold	212,786	230,470	$2,397,173	$2,481,092
Reinvestment of distributions	15,294	55,076	169,000	572,790
Shares redeemed	(103,318)	(321,919)	(1,160,262)	(3,454,754)
Net increase (decrease)	124,762	(36,373)	$1,405,911	$(400,872)
Class B
Shares sold	–	–	$–	$–
Reinvestment of distributions	–	2,647	–	27,789
Shares redeemed	–	(118,704)	–	(1,267,174)
Net increase (decrease)	–	(116,057)	$–	$(1,239,385)
Class C
Shares sold	242,360	662,228	$2,695,299	$6,939,607
Reinvestment of distributions	16,626	89,391	182,057	921,624
Shares redeemed	(359,676)	(559,512)	(4,004,950)	(5,849,062)
Net increase (decrease)	(100,690)	192,107	$(1,127,594)	$2,012,169
Asset Manager 60%
Shares sold	24,870,471	26,084,588	$280,853,695	$280,962,806
Reinvestment of distributions	2,066,190	4,947,085	22,976,032	51,746,504
Shares redeemed	(12,523,172)	(24,358,406)	(141,577,226)	(261,232,789)
Net increase (decrease)	14,413,489	6,673,267	$162,252,501	$71,476,521
Class I
Shares sold	728,693	445,534	$8,244,206	$4,722,458
Reinvestment of distributions	30,159	57,560	335,370	602,654
Shares redeemed	(217,179)	(312,984)	(2,461,693)	(3,388,714)
Net increase (decrease)	541,673	190,110	$6,117,883	$1,936,398
Fidelity Asset Manager 70%
Class A
Shares sold	439,353	1,242,255	$8,764,369	$23,355,609
Reinvestment of distributions	83,042	360,252	1,630,123	6,607,015
Shares redeemed	(1,126,156)	(1,351,803)	(22,594,447)	(25,443,048)
Net increase (decrease)	(603,761)	250,704	$(12,199,955)	$4,519,576
Class M
Shares sold	198,646	332,456	$3,983,740	$6,282,649
Reinvestment of distributions	22,716	117,377	446,368	2,156,218
Shares redeemed	(281,611)	(495,128)	(5,656,910)	(9,231,214)
Net increase (decrease)	(60,249)	(45,295)	$(1,226,802)	$(792,347)
Class B
Shares sold	–	2,173	$–	$39,145
Reinvestment of distributions	–	3,944	–	73,710
Shares redeemed	–	(130,852)	–	(2,475,477)
Net increase (decrease)	–	(124,735)	$–	$(2,362,622)
Class C
Shares sold	166,867	434,716	$3,317,299	$8,170,264
Reinvestment of distributions	12,475	121,833	244,259	2,230,769
Shares redeemed	(280,214)	(500,903)	(5,585,172)	(9,377,032)
Net increase (decrease)	(100,872)	55,646	$(2,023,614)	$1,024,001
Asset Manager 70%
Shares sold	18,261,840	21,741,155	$365,336,877	$410,816,180
Reinvestment of distributions	2,973,304	11,023,418	58,395,683	202,279,723
Shares redeemed	(15,057,710)	(29,537,539)	(301,335,637)	(560,681,708)
Net increase (decrease)	6,177,434	3,227,034	$122,396,923	$52,414,195
Class I
Shares sold	1,667,584	461,077	$33,464,072	$8,611,520
Reinvestment of distributions	49,865	119,411	979,352	2,192,381
Shares redeemed	(286,570)	(701,469)	(5,744,810)	(13,166,534)
Net increase (decrease)	1,430,879	(120,981)	$28,698,614	$(2,362,633)
Fidelity Asset Manager 85%
Class A
Shares sold	477,537	1,277,982	$7,975,784	$19,986,726
Reinvestment of distributions	49,655	203,532	815,826	3,095,723
Shares redeemed	(541,891)	(1,011,362)	(9,139,872)	(15,702,710)
Net increase (decrease)	(14,699)	470,152	$(348,262)	$7,379,739
Class M
Shares sold	182,623	291,311	$3,027,131	$4,494,461
Reinvestment of distributions	8,195	56,275	134,067	852,009
Shares redeemed	(186,465)	(388,740)	(3,070,286)	(6,110,365)
Net increase (decrease)	4,353	(41,154)	$90,912	$(763,895)
Class B
Shares sold	–	2,734	$–	$40,866
Reinvestment of distributions	–	2,868	–	43,908
Shares redeemed	–	(105,601)	–	(1,635,914)
Net increase (decrease)	–	(99,999)	$–	$(1,551,140)
Class C
Shares sold	219,696	482,935	$3,609,768	$7,409,041
Reinvestment of distributions	7,947	90,560	128,826	1,359,303
Shares redeemed	(252,099)	(446,523)	(4,150,591)	(6,885,905)
Net increase (decrease)	(24,456)	126,972	$(411,997)	$1,882,439
Asset Manager 85%
Shares sold	12,593,137	12,327,620	$211,684,412	$193,726,869
Reinvestment of distributions	1,176,883	4,184,448	19,477,413	64,063,900
Shares redeemed	(7,552,288)	(15,709,607)	(127,012,557)	(247,400,124)
Net increase (decrease)	6,217,732	802,461	$104,149,268	$10,390,645
Class I
Shares sold	255,250	669,454	$4,333,786	$10,615,247
Reinvestment of distributions	18,960	107,226	312,833	1,637,339
Shares redeemed	(1,183,951)	(810,020)	(19,399,438)	(12,965,553)
Net increase (decrease)	(909,741)	(33,340)	$(14,752,819)	$(712,967)

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following fund:

Fund	% of shares held
Fidelity Asset Manager 60%	33%

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Fidelity Asset Manager 20%
Class A	.84%
Actual		$1,000.00	$1,010.50	$4.21
Hypothetical-C		$1,000.00	$1,020.74	$4.23
Class M	1.09%
Actual		$1,000.00	$1,009.30	$5.46
Hypothetical-C		$1,000.00	$1,019.50	$5.49
Class C	1.59%
Actual		$1,000.00	$1,006.20	$7.95
Hypothetical-C		$1,000.00	$1,017.00	$8.00
Asset Manager 20%	.52%
Actual		$1,000.00	$1,012.10	$2.61
Hypothetical-C		$1,000.00	$1,022.34	$2.62
Class I	.57%
Actual		$1,000.00	$1,011.10	$2.86
Hypothetical-C		$1,000.00	$1,022.09	$2.87
Fidelity Asset Manager 30%
Class A	.85%
Actual		$1,000.00	$1,019.90	$4.28
Hypothetical-C		$1,000.00	$1,020.69	$4.28
Class M	1.11%
Actual		$1,000.00	$1,018.70	$5.59
Hypothetical-C		$1,000.00	$1,019.40	$5.59
Class C	1.61%
Actual		$1,000.00	$1,014.80	$8.09
Hypothetical-C		$1,000.00	$1,016.90	$8.10
Asset Manager 30%	.54%
Actual		$1,000.00	$1,020.70	$2.72
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class I	.63%
Actual		$1,000.00	$1,021.10	$3.17
Hypothetical-C		$1,000.00	$1,021.79	$3.18
Fidelity Asset Manager 40%
Class A	.85%
Actual		$1,000.00	$1,029.40	$4.30
Hypothetical-C		$1,000.00	$1,020.69	$4.28
Class M	1.12%
Actual		$1,000.00	$1,028.00	$5.66
Hypothetical-C		$1,000.00	$1,019.35	$5.64
Class C	1.61%
Actual		$1,000.00	$1,024.70	$8.13
Hypothetical-C		$1,000.00	$1,016.90	$8.10
Asset Manager 40%	.54%
Actual		$1,000.00	$1,031.00	$2.73
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class I	.56%
Actual		$1,000.00	$1,030.80	$2.84
Hypothetical-C		$1,000.00	$1,022.14	$2.82
Fidelity Asset Manager 50%
Class A	.96%
Actual		$1,000.00	$1,038.60	$4.88
Hypothetical-C		$1,000.00	$1,020.14	$4.84
Class M	1.21%
Actual		$1,000.00	$1,036.70	$6.14
Hypothetical-C		$1,000.00	$1,018.90	$6.09
Class C	1.72%
Actual		$1,000.00	$1,034.90	$8.73
Hypothetical-C		$1,000.00	$1,016.36	$8.65
Asset Manager 50%	.65%
Actual		$1,000.00	$1,040.10	$3.31
Hypothetical-C		$1,000.00	$1,021.69	$3.28
Class I	.69%
Actual		$1,000.00	$1,039.90	$3.51
Hypothetical-C		$1,000.00	$1,021.49	$3.48
Fidelity Asset Manager 60%
Class A	1.03%
Actual		$1,000.00	$1,048.40	$5.26
Hypothetical-C		$1,000.00	$1,019.80	$5.19
Class M	1.28%
Actual		$1,000.00	$1,047.10	$6.53
Hypothetical-C		$1,000.00	$1,018.55	$6.44
Class C	1.78%
Actual		$1,000.00	$1,043.80	$9.07
Hypothetical-C		$1,000.00	$1,016.06	$8.95
Asset Manager 60%	.71%
Actual		$1,000.00	$1,049.90	$3.63
Hypothetical-C		$1,000.00	$1,021.39	$3.58
Class I	.75%
Actual		$1,000.00	$1,049.70	$3.83
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Fidelity Asset Manager 70%
Class A	1.02%
Actual		$1,000.00	$1,059.10	$5.24
Hypothetical-C		$1,000.00	$1,019.85	$5.14
Class M	1.27%
Actual		$1,000.00	$1,057.60	$6.51
Hypothetical-C		$1,000.00	$1,018.60	$6.39
Class C	1.77%
Actual		$1,000.00	$1,054.80	$9.07
Hypothetical-C		$1,000.00	$1,016.11	$8.90
Asset Manager 70%	.71%
Actual		$1,000.00	$1,060.60	$3.65
Hypothetical-C		$1,000.00	$1,021.39	$3.58
Class I	.74%
Actual		$1,000.00	$1,060.40	$3.80
Hypothetical-C		$1,000.00	$1,021.24	$3.73
Fidelity Asset Manager 85%
Class A	1.04%
Actual		$1,000.00	$1,073.70	$5.38
Hypothetical-C		$1,000.00	$1,019.75	$5.24
Class M	1.32%
Actual		$1,000.00	$1,071.70	$6.82
Hypothetical-C		$1,000.00	$1,018.35	$6.64
Class C	1.79%
Actual		$1,000.00	$1,069.20	$9.23
Hypothetical-C		$1,000.00	$1,016.01	$9.00
Asset Manager 85%	.73%
Actual		$1,000.00	$1,075.60	$3.78
Hypothetical-C		$1,000.00	$1,021.29	$3.68
Class I	.76%
Actual		$1,000.00	$1,075.00	$3.93
Hypothetical-C		$1,000.00	$1,021.14	$3.83

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .08%.

 C 5% return per year before expenses

AAR-SANN-0517
1.878292.108

Fidelity Asset Manager® Funds - 20%, 30%, 40%, 50%, 60%, 70%, 85% Semi-Annual Report March 31, 2017

Contents

Fidelity Asset Manager® 20%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 30%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 40%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 50%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 60%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 70%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 85%
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Asset Manager® 20%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2017

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	18.5	10.2
Fannie Mae	5.0	6.5
Freddie Mac	2.5	3.2
Ginnie Mae	1.9	2.0
Petroleos Mexicanos	0.9	1.0
	28.8

Quality Diversification (% of fund's net assets)

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	27.9%
AAA,AA,A	2.6%
BBB	11.3%
BB and Below	7.3%
Not Rated	0.2%
Equities*	20.5%
Short-Term Investments and Net Other Assets	30.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.9%

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	21.9%
AAA,AA,A	6.9%
BBB	13.4%
BB and Below	9.3%
Not Rated	0.2%
Equities*	17.3%
Short-Term Investments and Net Other Assets	31.0%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.3	0.3
Amazon.com, Inc.	0.2	0.2
Facebook, Inc. Class A	0.1	0.2
Alphabet, Inc. Class C	0.1	0.2
Alphabet, Inc. Class A	0.1	0.2
	0.8

Top Five Market Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	35.2	34.9
Energy	4.2	5.2
Consumer Discretionary	3.7	4.5
Real Estate	3.2	3.3
Information Technology	2.9	3.0

Asset Allocation (% of fund's net assets)

As of March 31, 2017
Stock Class and Equity Futures*	20.6%
Bond Class	48.1%
Short-Term Class	31.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.9%

As of September 30, 2016
Stock Class and Equity Futures*	17.4%
Bond Class	51.3%
Short-Term Class	31.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 11.9% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 20%

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 17.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	14,651,477	$94,502,028
Fidelity Consumer Discretionary Central Fund (a)	220,979	60,276,429
Fidelity Consumer Staples Central Fund (a)	175,024	41,694,170
Fidelity Emerging Markets Equity Central Fund (a)	126,419	27,355,814
Fidelity Energy Central Fund (a)	256,999	32,523,279
Fidelity Financials Central Fund (a)	1,045,997	102,800,555
Fidelity Health Care Central Fund (a)	190,548	68,300,161
Fidelity Industrials Central Fund (a)	193,673	51,902,370
Fidelity Information Technology Central Fund (a)	347,425	130,933,946
Fidelity International Equity Central Fund (a)	2,461,371	193,980,659
Fidelity Materials Central Fund (a)	67,689	16,192,669
Fidelity Real Estate Equity Central Fund (a)	224,045	24,828,678
Fidelity Telecom Services Central Fund (a)	68,992	13,765,986
Fidelity Utilities Central Fund (a)	91,386	15,829,028
TOTAL EQUITY CENTRAL FUNDS
(Cost $552,310,897)		874,885,772

Fixed-Income Central Funds - 51.4%
High Yield Fixed-Income Funds - 4.1%
Fidelity Emerging Markets Debt Central Fund (a)	2,688,434	27,099,417
Fidelity Floating Rate Central Fund (a)	484,452	50,179,522
Fidelity High Income Central Fund 1 (a)	1,242,777	123,544,479

TOTAL HIGH YIELD FIXED-INCOME FUNDS		200,823,418

Investment Grade Fixed-Income Funds - 47.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)	2,168,545	221,191,598
Fidelity Investment Grade Bond Central Fund (a)	19,631,940	2,107,096,095

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,328,287,693

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,372,196,061)		2,529,111,111

Money Market Central Funds - 29.0%
Fidelity Cash Central Fund, 0.84% (b)	239,885,386	239,933,363
Fidelity Money Market Central Fund, 1.19% (b)	1,168,113,999	1,168,347,621
Fidelity Securities Lending Cash Central Fund 0.84% (b)(c)	20,831,340	20,833,424
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,428,851,473)		1,429,114,408

Investment Companies - 3.1%
iShares 20+ Year Treasury Bond ETF (d)	224,500	27,099,395
iShares Core MSCI Emerging Markets ETF	915,037	43,729,618
iShares MSCI EAFE Index ETF	590,925	36,808,718
iShares MSCI Japan ETF	861,079	44,345,569
TOTAL INVESTMENT COMPANIES
(Cost $146,968,391)		151,983,300
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $4,500,326,822)		4,985,094,591
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(64,804,791)
NET ASSETS - 100%		$4,920,289,800

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$688,130
Fidelity Commodity Strategy Central Fund	78,144
Fidelity Consumer Discretionary Central Fund	306,988
Fidelity Consumer Staples Central Fund	369,868
Fidelity Emerging Markets Debt Central Fund	1,036,417
Fidelity Emerging Markets Equity Central Fund	118,980
Fidelity Energy Central Fund	214,577
Fidelity Financials Central Fund	774,815
Fidelity Floating Rate Central Fund	1,258,151
Fidelity Health Care Central Fund	213,053
Fidelity High Income Central Fund 1	4,323,621
Fidelity Industrials Central Fund	395,551
Fidelity Inflation-Protected Bond Index Central Fund	147,473
Fidelity Information Technology Central Fund	356,971
Fidelity International Equity Central Fund	764,640
Fidelity Investment Grade Bond Central Fund	30,250,828
Fidelity Materials Central Fund	121,486
Fidelity Money Market Central Fund	5,713,174
Fidelity Real Estate Equity Central Fund	319,460
Fidelity Securities Lending Cash Central Fund	11,713
Fidelity Telecom Services Central Fund	157,082
Fidelity Utilities Central Fund	195,000
Total	$47,816,122

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$50,105,173	$46,906,867	$1,638,139	$94,502,028	13.5%
Fidelity Consumer Discretionary Central Fund	68,678,608	1,281,493	15,880,338	60,276,429	3.7%
Fidelity Consumer Staples Central Fund	51,340,221	1,758,293	13,310,693	41,694,170	3.3%
Fidelity Emerging Markets Debt Central Fund	26,780,874	1,505,377	936,249	27,099,417	22.3%
Fidelity Emerging Markets Equity Central Fund	24,332,423	3,082,268	1,795,127	27,355,814	5.1%
Fidelity Energy Central Fund	41,337,119	823,465	9,676,091	32,523,279	3.3%
Fidelity Financials Central Fund	113,590,007	2,616,823	31,475,357	102,800,555	3.6%
Fidelity Floating Rate Central Fund	49,200,757	2,005,471	1,492,557	50,179,522	3.0%
Fidelity Health Care Central Fund	81,651,474	3,562,755	18,741,523	68,300,161	3.3%
Fidelity High Income Central Fund 1	168,812,887	6,562,264	53,696,843	123,544,479	20.7%
Fidelity Industrials Central Fund	61,341,585	1,468,098	17,467,162	51,902,370	3.6%
Fidelity Inflation-Protected Bond Index Central Fund	219,498,579	10,743,505	6,716,690	221,191,598	21.5%
Fidelity Information Technology Central Fund	134,916,295	3,110,996	25,140,941	130,933,946	3.5%
Fidelity International Equity Central Fund	118,403,791	71,438,236	3,776,336	193,980,659	7.3%
Fidelity Investment Grade Bond Central Fund	2,206,811,976	84,659,770	126,075,527	2,107,096,095	29.8%
Fidelity Materials Central Fund	18,861,287	380,343	5,309,088	16,192,669	3.8%
Fidelity Real Estate Equity Central Fund	35,580,172	840,983	10,799,158	24,828,678	20.2%
Fidelity Telecom Services Central Fund	14,880,458	1,000,899	2,790,942	13,765,986	3.4%
Fidelity Utilities Central Fund	19,868,098	460,061	5,495,290	15,829,028	3.3%
Total	$3,505,991,784	$244,207,967	$352,214,051	$3,403,996,883

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.1%
United Kingdom	2.5%
Japan	1.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	7.3%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 20%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,448,274) — See accompanying schedule: Unaffiliated issuers (cost $146,968,391)	$151,983,300
Fidelity Central Funds (cost $4,353,358,431)	4,833,111,291
Total Investments (cost $4,500,326,822)		$4,985,094,591
Receivable for investments sold		1,154,964
Receivable for fund shares sold		3,632,066
Distributions receivable from Fidelity Central Funds		156,129
Prepaid expenses		4,494
Other receivables		6,898
Total assets		4,990,049,142
Liabilities
Payable for investments purchased	$43,714,308
Payable for fund shares redeemed	3,021,887
Accrued management fee	1,668,889
Distribution and service plan fees payable	40,524
Other affiliated payables	435,136
Other payables and accrued expenses	42,398
Collateral on securities loaned	20,836,200
Total liabilities		69,759,342
Net Assets		$4,920,289,800
Net Assets consist of:
Paid in capital		$4,684,515,062
Undistributed net investment income		8,235,765
Accumulated undistributed net realized gain (loss) on investments		(257,228,796)
Net unrealized appreciation (depreciation) on investments		484,767,769
Net Assets		$4,920,289,800
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($36,930,963 ÷ 2,788,745 shares)		$13.24
Maximum offering price per share (100/94.25 of $13.24)		$14.05
Class M:
Net Asset Value and redemption price per share ($23,446,494 ÷ 1,774,687 shares)		$13.21
Maximum offering price per share (100/96.50 of $13.21)		$13.69
Class C:
Net Asset Value and offering price per share ($28,147,191 ÷ 2,138,867 shares)(a)		$13.16
Asset Manager 20%:
Net Asset Value, offering price and redemption price per share ($4,787,501,965 ÷ 360,983,611 shares)		$13.26
Class I:
Net Asset Value, offering price and redemption price per share ($44,263,187 ÷ 3,339,523 shares)		$13.25

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$1,315,843
Interest		240
Income from Fidelity Central Funds		47,816,122
Total income		49,132,205
Expenses
Management fee	$9,997,201
Transfer agent fees	2,027,144
Distribution and service plan fees	253,280
Accounting and security lending fees	584,051
Custodian fees and expenses	9,017
Independent trustees' fees and expenses	10,114
Registration fees	101,486
Audit	17,870
Legal	11,128
Miscellaneous	20,859
Total expenses before reductions	13,032,150
Expense reductions	(36,793)	12,995,357
Net investment income (loss)		36,136,848
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,418,224
Fidelity Central Funds	71,459,556
Capital gain distributions from Fidelity Central Funds	5,712,159
Total net realized gain (loss)		92,589,939
Change in net unrealized appreciation (depreciation) on investment securities		(71,016,188)
Net gain (loss)		21,573,751
Net increase (decrease) in net assets resulting from operations		$57,710,599

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,136,848	$84,749,280
Net realized gain (loss)	92,589,939	15,399,875
Change in net unrealized appreciation (depreciation)	(71,016,188)	204,218,653
Net increase (decrease) in net assets resulting from operations	57,710,599	304,367,808
Distributions to shareholders from net investment income	(33,825,316)	(86,840,636)
Distributions to shareholders from net realized gain	(24,044,746)	(98,475,385)
Total distributions	(57,870,062)	(185,316,021)
Share transactions - net increase (decrease)	(6,273,276)	18,247,792
Total increase (decrease) in net assets	(6,432,739)	137,299,579
Net Assets
Beginning of period	4,926,722,539	4,789,422,960
End of period	$4,920,289,800	$4,926,722,539
Other Information
Undistributed net investment income end of period	$8,235,765	$5,924,233

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.24	$12.93	$13.56	$13.42	$13.37	$12.62
Income from Investment Operations
Net investment income (loss)A	.08	.19	.18	.16	.14	.18
Net realized and unrealized gain (loss)	.06	.59	(.22)	.44	.31	.91
Total from investment operations	.14	.78	(.04)	.60	.45	1.09
Distributions from net investment income	(.07)	(.20)	(.17)	(.15)	(.14)	(.18)
Distributions from net realized gain	(.07)	(.27)	(.42)	(.30)	(.27)	(.16)
Total distributions	(.14)	(.47)	(.59)	(.46)B	(.40)C	(.34)
Net asset value, end of period	$13.24	$13.24	$12.93	$13.56	$13.42	$13.37
Total ReturnD,E,F	1.05%	6.18%	(.33)%	4.54%	3.47%	8.76%
Ratios to Average Net AssetsG,H
Expenses before reductions	.84%I	.83%	.83%	.82%	.82%	.84%
Expenses net of fee waivers, if any	.84%I	.83%	.83%	.82%	.82%	.84%
Expenses net of all reductions	.84%I	.83%	.83%	.82%	.82%	.83%
Net investment income (loss)	1.18%I	1.47%	1.32%	1.16%	1.03%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$36,931	$42,221	$38,841	$38,733	$43,449	$46,763
Portfolio turnover rateJ	28%I	19%	20%	13%	27%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.46 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.302 per share.

 C Total distributions of $.40 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.266 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class M

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.21	$12.90	$13.53	$13.40	$13.34	$12.60
Income from Investment Operations
Net investment income (loss)A	.06	.16	.14	.12	.10	.14
Net realized and unrealized gain (loss)	.06	.58	(.21)	.43	.33	.90
Total from investment operations	.12	.74	(.07)	.55	.43	1.04
Distributions from net investment income	(.06)	(.17)	(.14)	(.12)	(.10)	(.15)
Distributions from net realized gain	(.07)	(.27)	(.42)	(.30)	(.27)	(.16)
Total distributions	(.12)B	(.43)C	(.56)	(.42)	(.37)	(.30)D
Net asset value, end of period	$13.21	$13.21	$12.90	$13.53	$13.40	$13.34
Total ReturnE,F,G	.93%	5.93%	(.59)%	4.20%	3.28%	8.39%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.09%J	1.09%	1.10%	1.10%	1.10%	1.10%
Expenses net of fee waivers, if any	1.09%J	1.09%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.09%J	1.09%	1.10%	1.09%	1.09%	1.10%
Net investment income (loss)	.92%J	1.21%	1.06%	.89%	.75%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$23,446	$25,052	$19,162	$21,010	$19,844	$18,870
Portfolio turnover rateK	28%J	19%	20%	13%	27%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.12 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.065 per share.

 C Total distributions of $.43 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.269 per share.

 D Total distributions of $.30 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.155 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.17	$12.85	$13.48	$13.35	$13.30	$12.57
Income from Investment Operations
Net investment income (loss)A	.03	.09	.07	.05	.03	.08
Net realized and unrealized gain (loss)	.05	.60	(.21)	.43	.33	.89
Total from investment operations	.08	.69	(.14)	.48	.36	.97
Distributions from net investment income	(.03)	(.10)	(.07)	(.05)	(.04)	(.08)
Distributions from net realized gain	(.07)	(.27)	(.42)	(.30)	(.27)	(.16)
Total distributions	(.09)B	(.37)	(.49)	(.35)	(.31)	(.24)
Net asset value, end of period	$13.16	$13.17	$12.85	$13.48	$13.35	$13.30
Total ReturnC,D,E	.62%	5.49%	(1.09)%	3.70%	2.73%	7.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.59%H	1.59%	1.60%	1.60%	1.60%	1.60%
Expenses net of fee waivers, if any	1.59%H	1.59%	1.60%	1.60%	1.60%	1.60%
Expenses net of all reductions	1.59%H	1.59%	1.60%	1.60%	1.59%	1.60%
Net investment income (loss)	.42%H	.71%	.56%	.39%	.25%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$28,147	$29,337	$28,515	$26,225	$24,910	$22,600
Portfolio turnover rateI	28%H	19%	20%	13%	27%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.09 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.065 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.26	$12.94	$13.57	$13.44	$13.39	$12.64
Income from Investment Operations
Net investment income (loss)A	.10	.23	.22	.20	.18	.22
Net realized and unrealized gain (loss)	.06	.60	(.22)	.43	.31	.91
Total from investment operations	.16	.83	–	.63	.49	1.13
Distributions from net investment income	(.09)	(.24)	(.21)	(.20)	(.18)	(.22)
Distributions from net realized gain	(.07)	(.27)	(.42)	(.30)	(.27)	(.16)
Total distributions	(.16)	(.51)	(.63)	(.50)	(.44)B	(.38)
Net asset value, end of period	$13.26	$13.26	$12.94	$13.57	$13.44	$13.39
Total ReturnC,D	1.21%	6.58%	(.04)%	4.80%	3.79%	9.06%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%G	.52%	.53%	.53%	.53%	.54%
Expenses net of fee waivers, if any	.52%G	.52%	.53%	.53%	.53%	.54%
Expenses net of all reductions	.52%G	.52%	.52%	.52%	.52%	.54%
Net investment income (loss)	1.49%G	1.78%	1.63%	1.46%	1.32%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$4,787,502	$4,802,797	$4,685,019	$4,923,702	$4,708,494	$4,595,339
Portfolio turnover rateH	28%G	19%	20%	13%	27%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.266 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.26	$12.94	$13.57	$13.44	$13.38	$12.64
Income from Investment Operations
Net investment income (loss)A	.09	.22	.21	.19	.17	.21
Net realized and unrealized gain (loss)	.05	.60	(.21)	.43	.33	.90
Total from investment operations	.14	.82	–	.62	.50	1.11
Distributions from net investment income	(.09)	(.24)	(.21)	(.19)	(.17)	(.22)
Distributions from net realized gain	(.07)	(.27)	(.42)	(.30)	(.27)	(.16)
Total distributions	(.15)B	(.50)C	(.63)	(.49)	(.44)	(.37)D
Net asset value, end of period	$13.25	$13.26	$12.94	$13.57	$13.44	$13.38
Total ReturnE,F	1.11%	6.56%	(.08)%	4.74%	3.83%	8.94%
Ratios to Average Net AssetsG,H
Expenses before reductions	.57%I	.57%	.57%	.56%	.57%	.58%
Expenses net of fee waivers, if any	.57%I	.57%	.57%	.56%	.57%	.58%
Expenses net of all reductions	.57%I	.57%	.57%	.56%	.56%	.57%
Net investment income (loss)	1.45%I	1.73%	1.59%	1.42%	1.29%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$44,263	$27,315	$16,388	$14,204	$32,926	$30,383
Portfolio turnover rateJ	28%I	19%	20%	13%	27%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.15 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.065 per share.

 C Total distributions of $.50 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.269 per share.

 D Total distributions of $.37 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.155 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2017

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	18.5	10.0
Fannie Mae	5.0	6.5
Freddie Mac	2.5	3.2
Ginnie Mae	1.9	2.0
Petroleos Mexicanos	0.9	0.9
	28.8

Quality Diversification (% of fund's net assets)

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	27.9%
AAA,AA,A	2.6%
BBB	11.3%
BB and Below	7.3%
Not Rated	0.2%
Equities*	30.5%
Short-Term Investments and Net Other Assets	20.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	21.7%
AAA,AA,A	6.9%
BBB	13.4%
BB and Below	9.2%
Not Rated	0.2%
Equities*	28.6%
Short-Term Investments and Net Other Assets	20.0%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.5	0.5
Amazon.com, Inc.	0.3	0.4
Facebook, Inc. Class A	0.2	0.3
Alphabet, Inc. Class C	0.2	0.2
Alphabet, Inc. Class A	0.2	0.2
	1.4

Top Five Market Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.1	26.5
Consumer Discretionary	5.4	5.7
Energy	4.6	6.1
Information Technology	4.4	5.5
Health Care	3.9	4.3

Asset Allocation (% of fund's net assets)

As of March 31, 2017
Stock Class and Equity Futures*	30.6%
Bond Class	48.0%
Short-Term Class	21.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of September 30, 2016
Stock Class and Equity Futures*	28.7%
Bond Class	50.9%
Short-Term Class	20.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 16.4% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 30%

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 28.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	3,298,297	$21,274,014
Fidelity Consumer Discretionary Central Fund (a)	77,934	21,257,936
Fidelity Consumer Staples Central Fund (a)	62,425	14,870,907
Fidelity Emerging Markets Equity Central Fund (a)	84,835	18,357,539
Fidelity Energy Central Fund (a)	92,108	11,656,253
Fidelity Financials Central Fund (a)	372,236	36,583,357
Fidelity Health Care Central Fund (a)	68,272	24,471,252
Fidelity Industrials Central Fund (a)	69,142	18,529,286
Fidelity Information Technology Central Fund (a)	123,131	46,404,288
Fidelity International Equity Central Fund (a)	847,132	66,762,434
Fidelity Materials Central Fund (a)	24,221	5,794,197
Fidelity Real Estate Equity Central Fund(a)	47,497	5,263,588
Fidelity Telecom Services Central Fund (a)	24,004	4,789,542
Fidelity Utilities Central Fund (a)	32,851	5,690,180
TOTAL EQUITY CENTRAL FUNDS
(Cost $208,605,372)		301,704,773

Fixed-Income Central Funds - 51.3%
High Yield Fixed-Income Funds - 4.1%
Fidelity Emerging Markets Debt Central Fund (a)	566,805	5,713,393
Fidelity Floating Rate Central Fund (a)	104,324	10,805,923
Fidelity High Income Central Fund 1 (a)	268,227	26,664,442

TOTAL HIGH YIELD FIXED-INCOME FUNDS		43,183,758

Investment Grade Fixed-Income Funds - 47.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)	469,402	47,879,033
Fidelity Investment Grade Bond Central Fund (a)	4,234,855	454,526,994

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		502,406,027

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $530,442,478)		545,589,785

Money Market Central Funds - 20.1%
Fidelity Cash Central Fund, 0.84% (b)	68,821,305	68,835,069
Fidelity Money Market Central Fund, 1.19% (b)	144,597,295	144,626,215
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $213,428,882)		213,461,284

Investment Companies - 2.7%
iShares 20+ Year Treasury Bond ETF	52,217	6,303,114
iShares Core MSCI Emerging Markets ETF	96,924	4,631,998
iShares MSCI EAFE Index ETF	126,370	7,871,587
iShares MSCI Japan ETF	194,997	10,042,346
TOTAL INVESTMENT COMPANIES
(Cost $28,052,283)		28,849,045
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $980,529,015)		1,089,604,887
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(26,129,207)
NET ASSETS - 100%		$1,063,475,680

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$161,073
Fidelity Commodity Strategy Central Fund	17,786
Fidelity Consumer Discretionary Central Fund	101,457
Fidelity Consumer Staples Central Fund	123,108
Fidelity Emerging Markets Debt Central Fund	214,007
Fidelity Emerging Markets Equity Central Fund	139,682
Fidelity Energy Central Fund	71,850
Fidelity Financials Central Fund	255,934
Fidelity Floating Rate Central Fund	264,834
Fidelity Health Care Central Fund	71,357
Fidelity High Income Central Fund 1	904,309
Fidelity Industrials Central Fund	130,967
Fidelity Inflation-Protected Bond Index Central Fund	30,803
Fidelity Information Technology Central Fund	118,861
Fidelity International Equity Central Fund	295,309
Fidelity Investment Grade Bond Central Fund	6,336,264
Fidelity Materials Central Fund	40,324
Fidelity Money Market Central Fund	614,224
Fidelity Real Estate Equity Central Fund	66,909
Fidelity Securities Lending Cash Central Fund	844
Fidelity Telecom Services Central Fund	51,799
Fidelity Utilities Central Fund	64,802
Total	$10,076,503

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$11,200,594	$10,844,081	$592,197	$21,274,014	3.0%
Fidelity Consumer Discretionary Central Fund	22,155,799	1,878,431	4,860,105	21,257,936	1.3%
Fidelity Consumer Staples Central Fund	16,624,110	1,614,811	4,050,689	14,870,907	1.2%
Fidelity Emerging Markets Debt Central Fund	5,399,172	619,452	242,293	5,713,393	4.7%
Fidelity Emerging Markets Equity Central Fund	28,584,388	1,780,867	13,280,943	18,357,539	3.4%
Fidelity Energy Central Fund	13,396,050	1,139,826	2,867,338	11,656,253	1.2%
Fidelity Financials Central Fund	36,737,665	3,384,629	9,436,870	36,583,357	1.3%
Fidelity Floating Rate Central Fund	10,112,638	1,079,926	483,706	10,805,923	0.6%
Fidelity Health Care Central Fund	26,406,580	3,222,925	5,888,692	24,471,252	1.2%
Fidelity High Income Central Fund 1	34,412,284	3,133,497	11,279,924	26,664,442	4.5%
Fidelity Industrials Central Fund	19,838,054	1,775,024	5,236,704	18,529,286	1.3%
Fidelity Inflation-Protected Bond Index Central Fund	44,523,012	5,964,869	2,147,650	47,879,033	4.7%
Fidelity Information Technology Central Fund	43,782,735	3,904,526	7,464,430	46,404,288	1.2%
Fidelity International Equity Central Fund	44,887,078	20,930,975	2,146,151	66,762,434	2.5%
Fidelity Investment Grade Bond Central Fund	447,839,272	50,582,368	32,136,310	454,526,994	6.4%
Fidelity Materials Central Fund	6,081,059	509,405	1,544,204	5,794,197	1.3%
Fidelity Real Estate Equity Central Fund	7,317,630	618,668	2,518,804	5,263,588	4.3%
Fidelity Telecom Services Central Fund	4,803,468	596,621	829,416	4,789,542	1.2%
Fidelity Utilities Central Fund	6,453,963	540,078	1,654,690	5,690,180	1.2%
Total	$830,555,551	$114,120,979	$108,661,116	$847,294,558

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.6%
United Kingdom	3.0%
Japan	1.8%
Netherlands	1.3%
Cayman Islands	1.1%
Mexico	1.0%
Others (Individually Less Than 1%)	8.2%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $28,052,283)	$28,849,045
Fidelity Central Funds (cost $952,476,732)	1,060,755,842
Total Investments (cost $980,529,015)		$1,089,604,887
Receivable for investments sold		782,623
Receivable for fund shares sold		240,908
Distributions receivable from Fidelity Central Funds		42,575
Prepaid expenses		902
Other receivables		1,229
Total assets		1,090,673,124
Liabilities
Payable for investments purchased	$25,770,426
Payable for fund shares redeemed	913,148
Accrued management fee	357,913
Distribution and service plan fees payable	26,926
Other affiliated payables	99,342
Other payables and accrued expenses	29,689
Total liabilities		27,197,444
Net Assets		$1,063,475,680
Net Assets consist of:
Paid in capital		$996,299,777
Undistributed net investment income		1,621,693
Accumulated undistributed net realized gain (loss) on investments		(43,521,662)
Net unrealized appreciation (depreciation) on investments		109,075,872
Net Assets		$1,063,475,680
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($20,697,707 ÷ 1,925,931 shares)		$10.75
Maximum offering price per share (100/94.25 of $10.75)		$11.41
Class M:
Net Asset Value and redemption price per share ($12,574,700 ÷ 1,171,367 shares)		$10.74
Maximum offering price per share (100/96.50 of $10.74)		$11.13
Class C:
Net Asset Value and offering price per share ($21,007,688 ÷ 1,966,373 shares)(a)		$10.68
Asset Manager 30%:
Net Asset Value, offering price and redemption price per share ($992,791,107 ÷ 92,359,070 shares)		$10.75
Class I:
Net Asset Value, offering price and redemption price per share ($16,404,478 ÷ 1,526,356 shares)		$10.75

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$213,199
Interest		927
Income from Fidelity Central Funds		10,076,503
Total income		10,290,629
Expenses
Management fee	$2,098,516
Transfer agent fees	404,542
Distribution and service plan fees	163,543
Accounting and security lending fees	182,805
Custodian fees and expenses	8,708
Independent trustees' fees and expenses	2,102
Registration fees	61,968
Audit	17,870
Legal	1,959
Miscellaneous	4,366
Total expenses before reductions	2,946,379
Expense reductions	(6,559)	2,939,820
Net investment income (loss)		7,350,809
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,620,664
Fidelity Central Funds	12,986,512
Futures contracts	99,908
Capital gain distributions from Fidelity Central Funds	1,573,949
Total net realized gain (loss)		16,281,033
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,583,379)
Futures contracts	(181,084)
Total change in net unrealized appreciation (depreciation)		(1,764,463)
Net gain (loss)		14,516,570
Net increase (decrease) in net assets resulting from operations		$21,867,379

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,350,809	$17,341,508
Net realized gain (loss)	16,281,033	(1,498,562)
Change in net unrealized appreciation (depreciation)	(1,764,463)	55,666,337
Net increase (decrease) in net assets resulting from operations	21,867,379	71,509,283
Distributions to shareholders from net investment income	(7,063,646)	(17,547,432)
Distributions to shareholders from net realized gain	(2,129,556)	(13,942,288)
Total distributions	(9,193,202)	(31,489,720)
Share transactions - net increase (decrease)	44,733,688	84,393,310
Total increase (decrease) in net assets	57,407,865	124,412,873
Net Assets
Beginning of period	1,006,067,815	881,654,942
End of period	$1,063,475,680	$1,006,067,815
Other Information
Undistributed net investment income end of period	$1,621,693	$1,334,530

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.62	$10.19	$10.71	$10.43	$10.15	$9.37
Income from Investment Operations
Net investment income (loss)A	.06	.16	.15	.14	.12	.14
Net realized and unrealized gain (loss)	.15	.60	(.23)	.46	.44	.89
Total from investment operations	.21	.76	(.08)	.60	.56	1.03
Distributions from net investment income	(.06)	(.17)	(.15)	(.13)	(.11)	(.14)
Distributions from net realized gain	(.02)	(.16)	(.30)	(.18)	(.17)	(.11)
Total distributions	(.08)	(.33)	(.44)B	(.32)C	(.28)	(.25)
Net asset value, end of period	$10.75	$10.62	$10.19	$10.71	$10.43	$10.15
Total ReturnD,E,F	1.99%	7.61%	(.79)%	5.83%	5.64%	11.20%
Ratios to Average Net AssetsG,H
Expenses before reductions	.85%I	.85%	.86%	.85%	.87%	.89%
Expenses net of fee waivers, if any	.85%I	.85%	.86%	.85%	.87%	.89%
Expenses net of all reductions	.85%I	.85%	.86%	.85%	.87%	.88%
Net investment income (loss)	1.16%I	1.58%	1.45%	1.29%	1.15%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$20,698	$23,868	$21,424	$22,071	$15,100	$11,431
Portfolio turnover rateJ	32%I	24%	22%	13%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.298 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.183 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class M

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.61	$10.18	$10.70	$10.42	$10.14	$9.36
Income from Investment Operations
Net investment income (loss)A	.05	.14	.13	.11	.09	.12
Net realized and unrealized gain (loss)	.15	.59	(.23)	.46	.44	.89
Total from investment operations	.20	.73	(.10)	.57	.53	1.01
Distributions from net investment income	(.05)	(.14)	(.12)	(.10)	(.08)	(.12)
Distributions from net realized gain	(.02)	(.16)	(.30)	(.18)	(.17)	(.11)
Total distributions	(.07)	(.30)	(.42)	(.29)B	(.25)	(.23)
Net asset value, end of period	$10.74	$10.61	$10.18	$10.70	$10.42	$10.14
Total ReturnC,D,E	1.87%	7.33%	(1.02)%	5.53%	5.37%	10.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.11%H	1.11%	1.12%	1.13%	1.13%	1.14%
Expenses net of fee waivers, if any	1.11%H	1.11%	1.12%	1.13%	1.13%	1.14%
Expenses net of all reductions	1.11%H	1.11%	1.12%	1.13%	1.13%	1.13%
Net investment income (loss)	.90%H	1.32%	1.18%	1.01%	.89%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$12,575	$11,834	$11,098	$9,932	$7,064	$6,542
Portfolio turnover rateI	32%H	24%	22%	13%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.183 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$10.14	$10.66	$10.38	$10.12	$9.34
Income from Investment Operations
Net investment income (loss)A	.02	.08	.07	.06	.04	.07
Net realized and unrealized gain (loss)	.14	.60	(.22)	.46	.43	.89
Total from investment operations	.16	.68	(.15)	.52	.47	.96
Distributions from net investment income	(.02)	(.09)	(.07)	(.06)	(.04)	(.07)
Distributions from net realized gain	(.02)	(.16)	(.30)	(.18)	(.17)	(.11)
Total distributions	(.05)B	(.25)	(.37)	(.24)	(.21)	(.18)
Net asset value, end of period	$10.68	$10.57	$10.14	$10.66	$10.38	$10.12
Total ReturnC,D,E	1.48%	6.85%	(1.51)%	5.09%	4.75%	10.41%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.61%H	1.61%	1.62%	1.62%	1.64%	1.66%
Expenses net of fee waivers, if any	1.61%H	1.61%	1.62%	1.62%	1.64%	1.65%
Expenses net of all reductions	1.61%H	1.61%	1.61%	1.61%	1.63%	1.64%
Net investment income (loss)	.40%H	.82%	.69%	.52%	.39%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$21,008	$21,579	$19,621	$16,976	$12,001	$7,937
Portfolio turnover rateI	32%H	24%	22%	13%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.05 per share is comprised of distributions from net investment income of $.023 and distributions from net realized gain of $.022 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.63	$10.20	$10.71	$10.43	$10.15	$9.37
Income from Investment Operations
Net investment income (loss)A	.08	.20	.19	.17	.15	.17
Net realized and unrealized gain (loss)	.14	.59	(.22)	.46	.44	.89
Total from investment operations	.22	.79	(.03)	.63	.59	1.06
Distributions from net investment income	(.08)	(.20)	(.18)	(.17)	(.14)	(.17)
Distributions from net realized gain	(.02)	(.16)	(.30)	(.18)	(.17)	(.11)
Total distributions	(.10)	(.36)	(.48)	(.35)	(.31)	(.28)
Net asset value, end of period	$10.75	$10.63	$10.20	$10.71	$10.43	$10.15
Total ReturnB,C	2.07%	7.94%	(.38)%	6.19%	5.96%	11.53%
Ratios to Average Net AssetsD,E
Expenses before reductions	.54%F	.54%	.55%	.55%	.56%	.58%
Expenses net of fee waivers, if any	.54%F	.54%	.55%	.55%	.56%	.58%
Expenses net of all reductions	.54%F	.53%	.54%	.55%	.56%	.58%
Net investment income (loss)	1.47%F	1.90%	1.76%	1.59%	1.46%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$992,791	$937,285	$820,206	$757,908	$560,306	$364,386
Portfolio turnover rateG	32%F	24%	22%	13%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.62	$10.20	$10.71	$10.43	$10.16	$9.37
Income from Investment Operations
Net investment income (loss)A	.07	.19	.18	.16	.14	.17
Net realized and unrealized gain (loss)	.15	.59	(.22)	.47	.44	.90
Total from investment operations	.22	.78	(.04)	.63	.58	1.07
Distributions from net investment income	(.07)	(.20)	(.17)	(.16)	(.13)	(.17)
Distributions from net realized gain	(.02)	(.16)	(.30)	(.18)	(.17)	(.11)
Total distributions	(.09)	(.36)	(.47)	(.35)B	(.31)C	(.28)
Net asset value, end of period	$10.75	$10.62	$10.20	$10.71	$10.43	$10.16
Total ReturnD,E	2.11%	7.80%	(.46)%	6.12%	5.81%	11.56%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%H	.60%	.61%	.62%	.62%	.65%
Expenses net of fee waivers, if any	.63%H	.60%	.61%	.62%	.62%	.65%
Expenses net of all reductions	.63%H	.60%	.61%	.62%	.62%	.64%
Net investment income (loss)	1.38%H	1.84%	1.69%	1.52%	1.40%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$16,404	$11,501	$8,759	$8,616	$4,663	$2,099
Portfolio turnover rateI	32%H	24%	22%	13%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.35 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.183 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.174 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2017

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.5	9.0
Fannie Mae	4.4	5.7
Freddie Mac	2.2	2.8
Ginnie Mae	1.6	1.7
Petroleos Mexicanos	0.9	0.9
	25.6

Quality Diversification (% of fund's net assets)

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	24.7%
AAA,AA,A	2.3%
BBB	10.2%
BB and Below	6.5%
Not Rated	0.2%
Equities*	40.7%
Short-Term Investments and Net Other Assets	15.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.1%

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	19.2%
AAA,AA,A	5.7%
BBB	12.1%
BB and Below	8.3%
Not Rated	0.2%
Equities*	37.1%
Short-Term Investments and Net Other Assets	17.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.7	0.6
Amazon.com, Inc.	0.5	0.5
Facebook, Inc. Class A	0.3	0.4
Alphabet, Inc. Class C	0.3	0.3
Alphabet, Inc. Class A	0.3	0.3
	2.1

Top Five Market Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.4	22.5
Consumer Discretionary	6.7	6.8
Information Technology	6.0	6.7
Energy	4.9	6.0
Health Care	4.9	5.4

Asset Allocation (% of fund's net assets)

As of March 31, 2017
Stock Class and Equity Futures*	40.5%
Bond Class	42.8%
Short-Term Class	16.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.1%

As of September 30, 2016
Stock Class and Equity Futures*	37.1%
Bond Class	45.1%
Short-Term Class	17.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 19.3% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 40%

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 37.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	4,162,407	$26,847,526
Fidelity Consumer Discretionary Central Fund (a)	131,042	35,744,450
Fidelity Consumer Staples Central Fund (a)	106,126	25,281,279
Fidelity Emerging Markets Equity Central Fund (a)	107,610	23,285,759
Fidelity Energy Central Fund (a)	157,189	19,892,298
Fidelity Financials Central Fund (a)	630,943	62,009,110
Fidelity Health Care Central Fund (a)	116,502	41,759,057
Fidelity Industrials Central Fund (a)	117,732	31,550,889
Fidelity Information Technology Central Fund (a)	205,609	77,487,824
Fidelity International Equity Central Fund (a)	1,405,042	110,731,346
Fidelity Materials Central Fund (a)	41,365	9,895,359
Fidelity Real Estate Equity Central Fund (a)	58,383	6,470,056
Fidelity Telecom Services Central Fund (a)	40,116	8,004,440
Fidelity Utilities Central Fund (a)	56,489	9,784,492
TOTAL EQUITY CENTRAL FUNDS
(Cost $356,370,706)		488,743,885

Fixed-Income Central Funds - 45.8%
High Yield Fixed-Income Funds - 4.1%
Fidelity Emerging Markets Debt Central Fund (a)	683,394	6,888,610
Fidelity Floating Rate Central Fund (a)	127,000	13,154,641
Fidelity High Income Central Fund 1 (a)	326,599	32,467,249

TOTAL HIGH YIELD FIXED-INCOME FUNDS		52,510,500

Investment Grade Fixed-Income Funds - 41.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)	534,483	54,517,308
Fidelity Investment Grade Bond Central Fund (a)	4,536,422	486,894,151

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		541,411,459

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $581,701,539)		593,921,959

Money Market Central Funds - 15.3%
Fidelity Cash Central Fund, 0.84% (b)	75,655,590	75,670,721
Fidelity Money Market Central Fund, 1.19% (b)	116,296,371	116,319,630
Fidelity Securities Lending Cash Central Fund 0.84% (b)(c)	6,432,257	6,432,900
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $198,392,261)		198,423,251

Investment Companies - 3.6%
iShares 20+ Year Treasury Bond ETF (d)	74,893	9,040,334
iShares Core MSCI Emerging Markets ETF	296,260	14,158,262
iShares MSCI EAFE Index ETF	173,837	10,828,307
iShares MSCI Japan ETF	251,402	12,947,203
TOTAL INVESTMENT COMPANIES
(Cost $45,235,642)		46,974,106
TOTAL INVESTMENT PORTFOLIO - 102.3%
(Cost $1,181,700,148)		1,328,063,201
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(29,802,019)
NET ASSETS - 100%		$1,298,261,182

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$199,318
Fidelity Commodity Strategy Central Fund	22,640
Fidelity Consumer Discretionary Central Fund	161,925
Fidelity Consumer Staples Central Fund	197,420
Fidelity Emerging Markets Debt Central Fund	251,830
Fidelity Emerging Markets Equity Central Fund	85,923
Fidelity Energy Central Fund	116,336
Fidelity Financials Central Fund	411,912
Fidelity Floating Rate Central Fund	314,793
Fidelity Health Care Central Fund	113,727
Fidelity High Income Central Fund 1	1,067,030
Fidelity Industrials Central Fund	209,340
Fidelity Inflation-Protected Bond Index Central Fund	33,961
Fidelity Information Technology Central Fund	190,166
Fidelity International Equity Central Fund	501,099
Fidelity Investment Grade Bond Central Fund	6,575,444
Fidelity Materials Central Fund	64,913
Fidelity Money Market Central Fund	497,597
Fidelity Real Estate Equity Central Fund	79,018
Fidelity Securities Lending Cash Central Fund	2,779
Fidelity Telecom Services Central Fund	82,711
Fidelity Utilities Central Fund	103,722
Total	$11,283,604

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$14,203,746	$13,332,609	$468,508	$26,847,526	3.8%
Fidelity Consumer Discretionary Central Fund	34,973,621	3,700,411	6,295,175	35,744,450	2.2%
Fidelity Consumer Staples Central Fund	26,252,099	3,073,819	5,190,860	25,281,279	2.0%
Fidelity Emerging Markets Debt Central Fund	6,286,409	846,229	171,487	6,888,610	5.7%
Fidelity Emerging Markets Equity Central Fund	16,846,249	5,734,762	777,448	23,285,759	4.3%
Fidelity Energy Central Fund	21,136,161	2,216,309	3,357,726	19,892,298	2.0%
Fidelity Financials Central Fund	58,046,913	6,520,583	11,949,267	62,009,110	2.2%
Fidelity Floating Rate Central Fund	11,873,894	1,509,606	342,971	13,154,641	0.8%
Fidelity Health Care Central Fund	41,721,891	5,578,524	6,797,060	41,759,057	2.0%
Fidelity High Income Central Fund 1	40,084,318	4,210,551	12,294,483	32,467,249	5.4%
Fidelity Industrials Central Fund	31,319,965	3,412,800	6,597,057	31,550,889	2.2%
Fidelity Inflation-Protected Bond Index Central Fund	48,366,031	8,087,108	1,440,465	54,517,308	5.3%
Fidelity Information Technology Central Fund	69,046,230	7,604,889	9,175,214	77,487,824	2.0%
Fidelity International Equity Central Fund	78,773,956	29,208,447	2,283,303	110,731,346	4.1%
Fidelity Investment Grade Bond Central Fund	453,420,893	63,556,239	18,186,520	486,894,151	6.9%
Fidelity Materials Central Fund	9,597,095	1,002,150	1,896,516	9,895,359	2.3%
Fidelity Real Estate Equity Central Fund	8,580,493	876,349	2,806,707	6,470,056	5.3%
Fidelity Telecom Services Central Fund	7,611,629	1,065,604	1,016,957	8,004,440	2.0%
Fidelity Utilities Central Fund	10,206,237	1,051,602	2,065,759	9,784,492	2.1%
Total	$988,347,830	$162,588,591	$93,113,483	$1,082,665,844

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.7%
United Kingdom	3.0%
Japan	2.3%
Netherlands	1.2%
Cayman Islands	1.2%
Germany	1.1%
Canada	1.1%
Mexico	1.0%
Ireland	1.0%
Others (Individually Less Than 1%)	7.4%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,313,133) — See accompanying schedule: Unaffiliated issuers (cost $45,235,642)	$46,974,106
Fidelity Central Funds (cost $1,136,464,506)	1,281,089,095
Total Investments (cost $1,181,700,148)		$1,328,063,201
Receivable for investments sold		361,718
Receivable for fund shares sold		2,351,879
Distributions receivable from Fidelity Central Funds		48,341
Prepaid expenses		1,037
Other receivables		2,222
Total assets		1,330,828,398
Liabilities
Payable for investments purchased	$24,379,913
Payable for fund shares redeemed	1,134,231
Accrued management fee	435,643
Distribution and service plan fees payable	30,164
Other affiliated payables	122,526
Other payables and accrued expenses	31,839
Collateral on securities loaned	6,432,900
Total liabilities		32,567,216
Net Assets		$1,298,261,182
Net Assets consist of:
Paid in capital		$1,199,221,311
Undistributed net investment income		3,398,939
Accumulated undistributed net realized gain (loss) on investments		(50,722,121)
Net unrealized appreciation (depreciation) on investments		146,363,053
Net Assets		$1,298,261,182
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($34,144,515 ÷ 3,054,392 shares)		$11.18
Maximum offering price per share (100/94.25 of $11.18)		$11.86
Class M:
Net Asset Value and redemption price per share ($11,017,454 ÷ 987,167 shares)		$11.16
Maximum offering price per share (100/96.50 of $11.16)		$11.56
Class C:
Net Asset Value and offering price per share ($22,285,205 ÷ 2,003,278 shares)(a)		$11.12
Asset Manager 40%:
Net Asset Value, offering price and redemption price per share ($1,214,217,830 ÷ 108,594,390 shares)		$11.18
Class I:
Net Asset Value, offering price and redemption price per share ($16,596,178 ÷ 1,484,049 shares)		$11.18

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$365,007
Interest		83
Income from Fidelity Central Funds		11,283,604
Total income		11,648,694
Expenses
Management fee	$2,487,780
Transfer agent fees	500,573
Distribution and service plan fees	182,178
Accounting and security lending fees	211,488
Custodian fees and expenses	8,751
Independent trustees' fees and expenses	2,471
Registration fees	65,396
Audit	17,870
Legal	2,282
Miscellaneous	5,058
Total expenses before reductions	3,483,847
Expense reductions	(10,546)	3,473,301
Net investment income (loss)		8,175,393
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,998,743
Fidelity Central Funds	9,240,752
Capital gain distributions from Fidelity Central Funds	1,966,698
Total net realized gain (loss)		13,206,193
Change in net unrealized appreciation (depreciation) on investment securities		16,470,510
Net gain (loss)		29,676,703
Net increase (decrease) in net assets resulting from operations		$37,852,096

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,175,393	$19,274,896
Net realized gain (loss)	13,206,193	(478,823)
Change in net unrealized appreciation (depreciation)	16,470,510	71,682,189
Net increase (decrease) in net assets resulting from operations	37,852,096	90,478,262
Distributions to shareholders from net investment income	(9,149,487)	(19,559,955)
Distributions to shareholders from net realized gain	(2,200,401)	(12,743,655)
Total distributions	(11,349,888)	(32,303,610)
Share transactions - net increase (decrease)	99,417,024	116,130,128
Total increase (decrease) in net assets	125,919,232	174,304,780
Net Assets
Beginning of period	1,172,341,950	998,037,170
End of period	$1,298,261,182	$1,172,341,950
Other Information
Undistributed net investment income end of period	$3,398,939	$4,373,033

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$10.39	$10.96	$10.66	$10.11	$9.13
Income from Investment Operations
Net investment income (loss)A	.06	.16	.16	.14	.12	.14
Net realized and unrealized gain (loss)	.26	.70	(.28)	.59	.66	1.07
Total from investment operations	.32	.86	(.12)	.73	.78	1.21
Distributions from net investment income	(.07)	(.17)	(.14)	(.15)	(.10)	(.14)
Distributions from net realized gain	(.02)	(.13)	(.31)	(.28)	(.13)	(.09)
Total distributions	(.09)	(.30)	(.45)	(.43)	(.23)	(.23)
Net asset value, end of period	$11.18	$10.95	$10.39	$10.96	$10.66	$10.11
Total ReturnB,C,D	2.94%	8.44%	(1.19)%	6.98%	7.88%	13.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.85%G	.84%	.85%	.85%	.87%	.90%
Expenses net of fee waivers, if any	.85%G	.84%	.85%	.85%	.87%	.90%
Expenses net of all reductions	.85%G	.84%	.84%	.85%	.86%	.89%
Net investment income (loss)	1.07%G	1.53%	1.44%	1.31%	1.21%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$34,145	$40,046	$30,959	$25,419	$16,042	$14,048
Portfolio turnover rateH	24%G	22%	22%	11%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class M

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$10.37	$10.94	$10.64	$10.09	$9.12
Income from Investment Operations
Net investment income (loss)A	.04	.13	.13	.11	.10	.12
Net realized and unrealized gain (loss)	.26	.70	(.28)	.59	.66	1.06
Total from investment operations	.30	.83	(.15)	.70	.76	1.18
Distributions from net investment income	(.05)	(.14)	(.11)	(.12)	(.08)	(.12)
Distributions from net realized gain	(.02)	(.13)	(.31)	(.28)	(.13)	(.09)
Total distributions	(.07)	(.27)	(.42)	(.40)	(.21)	(.21)
Net asset value, end of period	$11.16	$10.93	$10.37	$10.94	$10.64	$10.09
Total ReturnB,C,D	2.80%	8.12%	(1.45)%	6.72%	7.62%	13.09%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.12%G	1.12%	1.11%	1.12%	1.14%	1.17%
Expenses net of fee waivers, if any	1.12%G	1.12%	1.11%	1.12%	1.14%	1.15%
Expenses net of all reductions	1.12%G	1.12%	1.10%	1.12%	1.13%	1.14%
Net investment income (loss)	.80%G	1.25%	1.18%	1.04%	.94%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$11,017	$10,297	$9,309	$8,295	$6,969	$4,803
Portfolio turnover rateH	24%G	22%	22%	11%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.90	$10.34	$10.91	$10.62	$10.08	$9.11
Income from Investment Operations
Net investment income (loss)A	.02	.08	.07	.06	.04	.07
Net realized and unrealized gain (loss)	.25	.70	(.27)	.58	.66	1.06
Total from investment operations	.27	.78	(.20)	.64	.70	1.13
Distributions from net investment income	(.03)	(.09)	(.06)	(.07)	(.03)	(.08)
Distributions from net realized gain	(.02)	(.13)	(.31)	(.28)	(.13)	(.09)
Total distributions	(.05)	(.22)	(.37)	(.35)	(.16)	(.16)B
Net asset value, end of period	$11.12	$10.90	$10.34	$10.91	$10.62	$10.08
Total ReturnC,D,E	2.47%	7.62%	(1.94)%	6.17%	7.02%	12.59%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.61%H	1.61%	1.62%	1.62%	1.64%	1.67%
Expenses net of fee waivers, if any	1.61%H	1.61%	1.62%	1.62%	1.64%	1.65%
Expenses net of all reductions	1.61%H	1.61%	1.62%	1.62%	1.63%	1.64%
Net investment income (loss)	.31%H	.76%	.67%	.54%	.44%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$22,285	$22,064	$19,515	$15,769	$9,272	$6,814
Portfolio turnover rateI	24%H	22%	22%	11%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$10.39	$10.96	$10.66	$10.11	$9.13
Income from Investment Operations
Net investment income (loss)A	.08	.19	.19	.17	.16	.18
Net realized and unrealized gain (loss)	.26	.70	(.28)	.59	.65	1.06
Total from investment operations	.34	.89	(.09)	.76	.81	1.24
Distributions from net investment income	(.09)	(.20)	(.17)	(.18)	(.13)	(.17)
Distributions from net realized gain	(.02)	(.13)	(.31)	(.28)	(.13)	(.09)
Total distributions	(.11)	(.33)	(.48)	(.46)	(.26)	(.26)
Net asset value, end of period	$11.18	$10.95	$10.39	$10.96	$10.66	$10.11
Total ReturnB,C	3.10%	8.76%	(.90)%	7.29%	8.21%	13.78%
Ratios to Average Net AssetsD,E
Expenses before reductions	.54%F	.54%	.55%	.56%	.57%	.59%
Expenses net of fee waivers, if any	.54%F	.54%	.55%	.56%	.57%	.59%
Expenses net of all reductions	.54%F	.54%	.54%	.56%	.56%	.58%
Net investment income (loss)	1.38%F	1.83%	1.74%	1.60%	1.51%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$1,214,218	$1,084,411	$917,607	$769,619	$495,019	$328,995
Portfolio turnover rateG	24%F	22%	22%	11%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$10.39	$10.96	$10.66	$10.11	$9.13
Income from Investment Operations
Net investment income (loss)A	.07	.19	.18	.17	.15	.17
Net realized and unrealized gain (loss)	.26	.69	(.27)	.58	.66	1.06
Total from investment operations	.33	.88	(.09)	.75	.81	1.23
Distributions from net investment income	(.08)	(.19)	(.17)	(.18)	(.13)	(.16)
Distributions from net realized gain	(.02)	(.13)	(.31)	(.28)	(.13)	(.09)
Total distributions	(.10)	(.32)	(.48)	(.45)B	(.26)	(.25)
Net asset value, end of period	$11.18	$10.95	$10.39	$10.96	$10.66	$10.11
Total ReturnC,D	3.08%	8.67%	(.90)%	7.25%	8.15%	13.74%
Ratios to Average Net AssetsE,F
Expenses before reductions	.56%G	.58%	.60%	.58%	.63%	.66%
Expenses net of fee waivers, if any	.56%G	.58%	.60%	.58%	.63%	.65%
Expenses net of all reductions	.56%G	.58%	.60%	.57%	.62%	.64%
Net investment income (loss)	1.36%G	1.79%	1.69%	1.59%	1.45%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$16,596	$15,525	$20,038	$4,256	$1,196	$911
Portfolio turnover rateH	24%G	22%	22%	11%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.276 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.9	0.8
Amazon.com, Inc.	0.6	0.7
Facebook, Inc. Class A	0.4	0.5
Alphabet, Inc. Class C	0.4	0.4
Alphabet, Inc. Class A	0.4	0.4
British American Tobacco PLC sponsored ADR	0.4	0.4
Amgen, Inc.	0.4	0.3
Bank of America Corp.	0.4	0.3
Berkshire Hathaway, Inc. Class B	0.4	0.3
Microsoft Corp.	0.3	0.3
	4.6

Top Five Market Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.6	18.8
Information Technology	7.7	8.5
Consumer Discretionary	7.7	7.9
Health Care	6.1	6.5
Industrials	5.4	5.7

Top Five Bond Issuers as of March 31, 2017

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.7	8.2
Fannie Mae	3.8	4.9
Freddie Mac	1.9	2.4
Ginnie Mae	1.5	1.7
Petroleos Mexicanos	0.8	0.8
	22.7

Quality Diversification (% of fund's net assets)

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	21.9%
AAA,AA,A	2.0%
BBB	8.6%
BB and Below	6.4%
Not Rated	0.2%
Equities*	50.6%
Short-Term Investments and Net Other Assets	10.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.1%

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	17.2%
AAA,AA,A	5.1%
BBB	10.2%
BB and Below	8.1%
Not Rated	0.1%
Equities*	46.8%
Short-Term Investments and Net Other Assets	12.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2017
Stock Class and Equity Futures*	50.5%
Bond Class	38.0%
Short-Term Class	11.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.1%

As of September 30, 2016
Stock Class and Equity Futures*	46.9%
Bond Class	40.2%
Short-Term Class	12.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 22.4% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 50%

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 47.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	25,750,021	$166,087,634
Fidelity Consumer Discretionary Central Fund (a)	1,036,295	282,670,131
Fidelity Consumer Staples Central Fund (a)	841,342	200,424,607
Fidelity Emerging Markets Equity Central Fund (a)	714,597	154,631,565
Fidelity Energy Central Fund (a)	1,246,655	157,764,180
Fidelity Financials Central Fund (a)	4,997,645	491,168,536
Fidelity Health Care Central Fund (a)	921,361	330,252,467
Fidelity Industrials Central Fund (a)	933,360	250,131,126
Fidelity Information Technology Central Fund (a)	1,631,909	615,017,445
Fidelity International Equity Central Fund (a)	10,973,220	864,799,490
Fidelity Materials Central Fund (a)	329,062	78,718,140
Fidelity Real Estate Equity Central Fund (a)	354,045	39,235,290
Fidelity Telecom Services Central Fund (a)	307,266	61,308,872
Fidelity Utilities Central Fund (a)	449,580	77,871,781
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,240,400,393)		3,770,081,264

Fixed-Income Central Funds - 40.7%
High Yield Fixed-Income Funds - 4.0%
Fidelity Emerging Markets Debt Central Fund (a)	4,129,009	41,620,411
Fidelity Floating Rate Central Fund (a)	776,686	80,449,117
Fidelity High Income Central Fund 1 (a)	1,999,801	198,800,176

TOTAL HIGH YIELD FIXED-INCOME FUNDS		320,869,704

Investment Grade Fixed-Income Funds - 36.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)	3,141,249	320,407,364
Fidelity Investment Grade Bond Central Fund (a)	24,350,746	2,613,565,518

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,933,972,882

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,064,698,103)		3,254,842,586

Money Market Central Funds - 9.0%
Fidelity Cash Central Fund, 0.84% (b)	369,781,751	369,855,707
Fidelity Money Market Central Fund, 1.19% (b)	316,578,344	316,641,660
Fidelity Securities Lending Cash Central Fund 0.84% (b)(c)	29,734,843	29,737,817
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $716,114,657)		716,235,184

Investment Companies - 4.2%
iShares 20+ Year Treasury Bond ETF (d)	460,739	55,615,805
iShares Core MSCI Emerging Markets ETF	2,797,713	133,702,704
iShares MSCI EAFE Index ETF	1,130,180	70,398,912
iShares MSCI Japan ETF	1,557,848	80,229,172
TOTAL INVESTMENT COMPANIES
(Cost $324,498,147)		339,946,593
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $6,345,711,300)		8,081,105,627
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(77,939,699)
NET ASSETS - 100%		$8,003,165,928

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,091,710
Fidelity Commodity Strategy Central Fund	144,913
Fidelity Consumer Discretionary Central Fund	1,328,322
Fidelity Consumer Staples Central Fund	1,614,092
Fidelity Emerging Markets Debt Central Fund	1,586,571
Fidelity Emerging Markets Equity Central Fund	606,184
Fidelity Energy Central Fund	944,592
Fidelity Financials Central Fund	3,368,601
Fidelity Floating Rate Central Fund	2,010,127
Fidelity Health Care Central Fund	920,572
Fidelity High Income Central Fund 1	6,812,426
Fidelity Industrials Central Fund	1,719,992
Fidelity Inflation-Protected Bond Index Central Fund	204,072
Fidelity Information Technology Central Fund	1,553,926
Fidelity International Equity Central Fund	4,183,703
Fidelity Investment Grade Bond Central Fund	36,599,714
Fidelity Materials Central Fund	532,033
Fidelity Money Market Central Fund	1,569,893
Fidelity Real Estate Equity Central Fund	496,617
Fidelity Securities Lending Cash Central Fund	11,890
Fidelity Telecom Services Central Fund	657,972
Fidelity Utilities Central Fund	846,482
Total	$68,804,404

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$93,258,426	$77,007,234	$2,842,464	$166,087,634	23.6%
Fidelity Consumer Discretionary Central Fund	296,469,005	6,087,446	47,145,136	282,670,131	17.6%
Fidelity Consumer Staples Central Fund	221,457,869	7,903,957	37,921,864	200,424,607	15.6%
Fidelity Emerging Markets Debt Central Fund	40,974,871	2,204,026	1,065,043	41,620,411	34.3%
Fidelity Emerging Markets Equity Central Fund	123,855,678	26,312,528	5,514,033	154,631,565	28.7%
Fidelity Energy Central Fund	178,072,990	3,884,280	23,614,965	157,764,180	16.1%
Fidelity Financials Central Fund	488,622,266	12,124,430	86,764,131	491,168,536	17.4%
Fidelity Floating Rate Central Fund	78,553,615	3,278,149	2,124,754	80,449,117	4.8%
Fidelity Health Care Central Fund	350,759,138	14,166,074	43,984,115	330,252,467	16.0%
Fidelity High Income Central Fund 1	265,166,398	10,639,602	79,948,273	198,800,176	33.3%
Fidelity Industrials Central Fund	264,500,993	6,798,846	49,231,865	250,131,126	17.4%
Fidelity Inflation-Protected Bond Index Central Fund	303,215,289	28,856,692	8,498,959	320,407,364	31.2%
Fidelity Information Technology Central Fund	584,872,734	14,267,543	64,614,779	615,017,445	16.2%
Fidelity International Equity Central Fund	722,603,960	147,225,583	43,153,327	864,799,490	32.4%
Fidelity Investment Grade Bond Central Fund	2,614,370,089	167,588,541	100,547,941	2,613,565,518	37.0%
Fidelity Materials Central Fund	81,336,374	1,782,824	14,173,850	78,718,140	18.3%
Fidelity Real Estate Equity Central Fund	55,385,111	1,410,097	16,341,526	39,235,290	32.0%
Fidelity Telecom Services Central Fund	62,722,849	3,041,475	7,194,659	61,308,872	15.3%
Fidelity Utilities Central Fund	85,707,338	2,079,322	14,659,023	77,871,781	16.4%
Total	$6,911,904,993	$536,658,649	$649,340,707	$7,024,923,850

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.6%
United Kingdom	3.3%
Japan	3.0%
Cayman Islands	1.5%
Netherlands	1.3%
Canada	1.3%
Germany	1.3%
Ireland	1.2%
Others (Individually Less Than 1%)	9.5%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,187,678) — See accompanying schedule: Unaffiliated issuers (cost $324,498,147)	$339,946,593
Fidelity Central Funds (cost $6,021,213,153)	7,741,159,034
Total Investments (cost $6,345,711,300)		$8,081,105,627
Receivable for investments sold		2,892,034
Receivable for fund shares sold		4,418,331
Distributions receivable from Fidelity Central Funds		241,738
Prepaid expenses		7,135
Other receivables		245,634
Total assets		8,088,910,499
Liabilities
Payable for investments purchased	$46,968,327
Payable for fund shares redeemed	4,441,430
Accrued management fee	3,295,506
Distribution and service plan fees payable	63,807
Other affiliated payables	987,861
Other payables and accrued expenses	246,240
Collateral on securities loaned	29,741,400
Total liabilities		85,744,571
Net Assets		$8,003,165,928
Net Assets consist of:
Paid in capital		$7,033,258,829
Undistributed net investment income		17,644,973
Accumulated undistributed net realized gain (loss) on investments		(783,132,201)
Net unrealized appreciation (depreciation) on investments		1,735,394,327
Net Assets		$8,003,165,928
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($72,996,394 ÷ 4,201,862 shares)		$17.37
Maximum offering price per share (100/94.25 of $17.37)		$18.43
Class M:
Net Asset Value and redemption price per share ($33,715,444 ÷ 1,942,866 shares)		$17.35
Maximum offering price per share (100/96.50 of $17.35)		$17.98
Class C:
Net Asset Value and offering price per share ($40,991,833 ÷ 2,376,772 shares)(a)		$17.25
Asset Manager 50%:
Net Asset Value, offering price and redemption price per share ($7,815,508,650 ÷ 448,075,999 shares)		$17.44
Class I:
Net Asset Value, offering price and redemption price per share ($39,953,607 ÷ 2,294,593 shares)		$17.41

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$2,913,140
Interest		678
Income from Fidelity Central Funds		68,804,404
Total income		71,718,222
Expenses
Management fee	$19,324,045
Transfer agent fees	5,056,558
Distribution and service plan fees	385,611
Accounting and security lending fees	740,609
Custodian fees and expenses	9,402
Independent trustees' fees and expenses	16,029
Appreciation in deferred trustee compensation account	354
Registration fees	77,755
Audit	17,870
Legal	16,580
Miscellaneous	33,048
Total expenses before reductions	25,677,861
Expense reductions	(94,686)	25,583,175
Net investment income (loss)		46,135,047
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,225,566
Fidelity Central Funds	155,424,646
Capital gain distributions from Fidelity Central Funds	14,282,210
Total net realized gain (loss)		195,932,422
Change in net unrealized appreciation (depreciation) on investment securities		66,720,135
Net gain (loss)		262,652,557
Net increase (decrease) in net assets resulting from operations		$308,787,604

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,135,047	$131,308,625
Net realized gain (loss)	195,932,422	76,227,495
Change in net unrealized appreciation (depreciation)	66,720,135	493,531,354
Net increase (decrease) in net assets resulting from operations	308,787,604	701,067,474
Distributions to shareholders from net investment income	(56,116,901)	(137,724,737)
Distributions to shareholders from net realized gain	(39,645,780)	(287,947,103)
Total distributions	(95,762,681)	(425,671,840)
Share transactions - net increase (decrease)	31,544,722	(200,114,641)
Total increase (decrease) in net assets	244,569,645	75,280,993
Net Assets
Beginning of period	7,758,596,283	7,683,315,290
End of period	$8,003,165,928	$7,758,596,283
Other Information
Undistributed net investment income end of period	$17,644,973	$27,626,827

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.91	$16.33	$17.99	$17.78	$16.36	$14.43
Income from Investment Operations
Net investment income (loss)A	.07	.23	.23	.22	.19	.21
Net realized and unrealized gain (loss)	.58	1.21	(.50)	1.13	1.43	1.98
Total from investment operations	.65	1.44	(.27)	1.35	1.62	2.19
Distributions from net investment income	(.10)	(.25)	(.22)	(.23)	(.19)	(.23)
Distributions from net realized gain	(.09)	(.62)	(1.17)	(.91)	(.02)	(.02)
Total distributions	(.19)	(.86)B	(1.39)	(1.14)	(.20)C	(.26)D
Net asset value, end of period	$17.37	$16.91	$16.33	$17.99	$17.78	$16.36
Total ReturnE,F,G	3.86%	9.19%	(1.70)%	7.96%	10.01%	15.31%
Ratios to Average Net AssetsH,I
Expenses before reductions	.96%J	.96%	.96%	.95%	.99%	1.01%
Expenses net of fee waivers, if any	.96%J	.96%	.96%	.95%	.99%	1.01%
Expenses net of all reductions	.96%J	.96%	.95%	.95%	.98%	1.00%
Net investment income (loss)	.89%J	1.42%	1.34%	1.24%	1.12%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$72,996	$77,724	$70,616	$72,246	$74,128	$61,693
Portfolio turnover rateK	24%J	19%	17%	10%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.86 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.616 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.015 per share.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.024 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class M

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.90	$16.31	$17.97	$17.76	$16.34	$14.41
Income from Investment Operations
Net investment income (loss)A	.05	.19	.19	.17	.15	.17
Net realized and unrealized gain (loss)	.56	1.22	(.51)	1.14	1.43	1.98
Total from investment operations	.61	1.41	(.32)	1.31	1.58	2.15
Distributions from net investment income	(.08)	(.20)	(.17)	(.19)	(.15)	(.20)
Distributions from net realized gain	(.09)	(.62)	(1.17)	(.91)	(.02)	(.02)
Total distributions	(.16)B	(.82)	(1.34)	(1.10)	(.16)C	(.22)
Net asset value, end of period	$17.35	$16.90	$16.31	$17.97	$17.76	$16.34
Total ReturnD,E,F	3.67%	8.97%	(1.98)%	7.69%	9.76%	15.06%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.21%I	1.22%	1.22%	1.22%	1.24%	1.24%
Expenses net of fee waivers, if any	1.21%I	1.22%	1.22%	1.22%	1.24%	1.24%
Expenses net of all reductions	1.21%I	1.22%	1.22%	1.22%	1.22%	1.23%
Net investment income (loss)	.63%I	1.15%	1.07%	.97%	.87%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$33,715	$32,431	$30,381	$32,372	$28,826	$22,505
Portfolio turnover rateJ	24%I	19%	17%	10%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.087 per share.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.015 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.79	$16.21	$17.88	$17.68	$16.27	$14.35
Income from Investment Operations
Net investment income (loss)A	.01	.11	.10	.08	.06	.09
Net realized and unrealized gain (loss)	.57	1.21	(.52)	1.13	1.43	1.98
Total from investment operations	.58	1.32	(.42)	1.21	1.49	2.07
Distributions from net investment income	(.03)	(.12)	(.08)	(.10)	(.07)	(.12)
Distributions from net realized gain	(.09)	(.62)	(1.17)	(.91)	(.02)	(.02)
Total distributions	(.12)	(.74)	(1.25)	(1.01)	(.08)B	(.15)C
Net asset value, end of period	$17.25	$16.79	$16.21	$17.88	$17.68	$16.27
Total ReturnD,E,F	3.49%	8.42%	(2.52)%	7.16%	9.21%	14.49%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.72%I	1.72%	1.72%	1.72%	1.74%	1.75%
Expenses net of fee waivers, if any	1.72%I	1.72%	1.72%	1.72%	1.74%	1.75%
Expenses net of all reductions	1.72%I	1.72%	1.72%	1.72%	1.73%	1.74%
Net investment income (loss)	.13%I	.66%	.57%	.47%	.37%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$40,992	$42,706	$42,095	$38,792	$31,204	$21,859
Portfolio turnover rateJ	24%I	19%	17%	10%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

 C Total distributions of $.15 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.024 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.98	$16.39	$18.06	$17.84	$16.41	$14.47
Income from Investment Operations
Net investment income (loss)A	.10	.28	.29	.28	.24	.26
Net realized and unrealized gain (loss)	.57	1.22	(.52)	1.14	1.44	1.99
Total from investment operations	.67	1.50	(.23)	1.42	1.68	2.25
Distributions from net investment income	(.12)	(.30)	(.27)	(.29)	(.24)	(.28)
Distributions from net realized gain	(.09)	(.62)	(1.17)	(.91)	(.02)	(.02)
Total distributions	(.21)	(.91)B	(1.44)	(1.20)	(.25)C	(.31)D
Net asset value, end of period	$17.44	$16.98	$16.39	$18.06	$17.84	$16.41
Total ReturnE,F	4.01%	9.56%	(1.45)%	8.33%	10.38%	15.71%
Ratios to Average Net AssetsG,H
Expenses before reductions	.65%I	.65%	.66%	.66%	.68%	.69%
Expenses net of fee waivers, if any	.65%I	.65%	.66%	.66%	.67%	.69%
Expenses net of all reductions	.65%I	.65%	.65%	.66%	.66%	.68%
Net investment income (loss)	1.20%I	1.72%	1.63%	1.53%	1.43%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$7,815,509	$7,566,062	$7,504,374	$7,956,041	$7,384,756	$6,838,743
Portfolio turnover rateJ	24%I	19%	17%	10%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.91 per share is comprised of distributions from net investment income of $.297 and distributions from net realized gain of $.616 per share.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.239 and distributions from net realized gain of $.015 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.024 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.95	$16.36	$18.03	$17.81	$16.39	$14.46
Income from Investment Operations
Net investment income (loss)A	.10	.27	.28	.27	.24	.25
Net realized and unrealized gain (loss)	.57	1.23	(.52)	1.14	1.43	1.98
Total from investment operations	.67	1.50	(.24)	1.41	1.67	2.23
Distributions from net investment income	(.12)	(.29)	(.26)	(.28)	(.23)	(.27)
Distributions from net realized gain	(.09)	(.62)	(1.17)	(.91)	(.02)	(.02)
Total distributions	(.21)	(.91)	(1.43)	(1.19)	(.25)	(.30)B
Net asset value, end of period	$17.41	$16.95	$16.36	$18.03	$17.81	$16.39
Total ReturnC,D	3.99%	9.53%	(1.50)%	8.29%	10.28%	15.58%
Ratios to Average Net AssetsE,F
Expenses before reductions	.69%G	.70%	.70%	.71%	.72%	.75%
Expenses net of fee waivers, if any	.69%G	.70%	.70%	.71%	.72%	.75%
Expenses net of all reductions	.69%G	.70%	.69%	.71%	.71%	.74%
Net investment income (loss)	1.16%G	1.68%	1.59%	1.48%	1.39%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$39,954	$39,673	$33,434	$33,575	$21,429	$14,732
Portfolio turnover rateH	24%G	19%	17%	10%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.024 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	0.9
Amazon.com, Inc.	0.7	0.8
Facebook, Inc. Class A	0.5	0.6
Alphabet, Inc. Class C	0.5	0.5
Alphabet, Inc. Class A	0.5	0.5
British American Tobacco PLC sponsored ADR	0.5	0.4
Amgen, Inc.	0.4	0.4
Bank of America Corp.	0.4	0.3
Berkshire Hathaway, Inc. Class B	0.4	0.4
Microsoft Corp.	0.4	0.4
	5.4

Top Five Market Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.2	17.1
Information Technology	9.4	9.8
Consumer Discretionary	9.1	8.6
Health Care	7.1	7.6
Industrials	6.6	6.4

Quality Diversification (% of fund's net assets)

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	18.9%
AAA,AA,A	1.7%
BBB	7.0%
BB and Below	6.1%
Not Rated	0.2%
Equities*	60.0%
Short-Term Investments and Net Other Assets	6.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	14.9%
AAA,AA,A	4.3%
BBB	8.3%
BB and Below	7.4%
Not Rated	0.1%
Equities*	56.5%
Short-Term Investments and Net Other Assets	8.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2017
Stock Class and Equity Futures*	60.2%
Bond Class	32.8%
Short-Term Class	7.0%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of September 30, 2016
Stock Class and Equity Futures*	56.7%
Bond Class	34.6%
Short-Term Class	8.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 26% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 60%

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 57.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	5,646,166	$36,417,772
Fidelity Consumer Discretionary Central Fund (a)	277,106	75,586,068
Fidelity Consumer Staples Central Fund (a)	227,086	54,096,530
Fidelity Emerging Markets Equity Central Fund (a)	222,964	48,247,193
Fidelity Energy Central Fund (a)	337,527	42,714,012
Fidelity Financials Central Fund (a)	1,349,927	132,670,836
Fidelity Health Care Central Fund (a)	250,460	89,774,737
Fidelity Industrials Central Fund (a)	252,667	67,712,324
Fidelity Information Technology Central Fund (a)	441,392	166,347,572
Fidelity International Equity Central Fund (a)	2,950,270	232,510,745
Fidelity Materials Central Fund (a)	88,428	21,153,704
Fidelity Real Estate Equity Central Fund (a)	79,161	8,772,595
Fidelity Telecom Services Central Fund (a)	84,671	16,894,491
Fidelity Utilities Central Fund (a)	121,433	21,033,449
TOTAL EQUITY CENTRAL FUNDS
(Cost $687,912,924)		1,013,932,028

Fixed-Income Central Funds - 35.1%
High Yield Fixed-Income Funds - 3.9%
Fidelity Emerging Markets Debt Central Fund (a)	904,782	9,120,200
Fidelity Floating Rate Central Fund (a)	160,020	16,574,860
Fidelity High Income Central Fund 1 (a)	442,112	43,950,343

TOTAL HIGH YIELD FIXED-INCOME FUNDS		69,645,403

Investment Grade Fixed-Income Funds - 31.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)	696,095	71,001,667
Fidelity Investment Grade Bond Central Fund (a)	4,503,715	483,383,753

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		554,385,420

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $607,992,925)		624,030,823

Money Market Central Funds - 4.6%
Fidelity Cash Central Fund, 0.84% (b)	43,648,634	43,657,364
Fidelity Money Market Central Fund, 1.19% (b)	29,977,313	29,983,308
Fidelity Securities Lending Cash Central Fund 0.84% (b)(c)	7,834,317	7,835,100
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $81,464,085)		81,475,772

Investment Companies - 4.2%
iShares 20+ Year Treasury Bond ETF (d)	102,044	12,317,731
iShares Core MSCI Emerging Markets ETF	590,589	28,224,247
iShares MSCI EAFE Index ETF	261,794	16,307,148
iShares MSCI Japan ETF	344,117	17,722,026
TOTAL INVESTMENT COMPANIES
(Cost $71,082,819)		74,571,152
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $1,448,452,753)		1,794,009,775
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(18,245,605)
NET ASSETS - 100%		$1,775,764,170

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$134,713
Fidelity Commodity Strategy Central Fund	29,798
Fidelity Consumer Discretionary Central Fund	330,815
Fidelity Consumer Staples Central Fund	405,412
Fidelity Emerging Markets Debt Central Fund	334,247
Fidelity Emerging Markets Equity Central Fund	151,730
Fidelity Energy Central Fund	239,977
Fidelity Financials Central Fund	843,268
Fidelity Floating Rate Central Fund	396,241
Fidelity Health Care Central Fund	232,424
Fidelity High Income Central Fund 1	1,433,183
Fidelity Industrials Central Fund	427,148
Fidelity Inflation-Protected Bond Index Central Fund	43,385
Fidelity Information Technology Central Fund	390,387
Fidelity International Equity Central Fund	1,105,995
Fidelity Investment Grade Bond Central Fund	6,444,016
Fidelity Materials Central Fund	133,309
Fidelity Money Market Central Fund	151,337
Fidelity Real Estate Equity Central Fund	104,156
Fidelity Securities Lending Cash Central Fund	40
Fidelity Telecom Services Central Fund	168,837
Fidelity Utilities Central Fund	210,770
Total	$13,711,188

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$18,610,775	$18,567,455	$438,826	$36,417,772	5.2%
Fidelity Consumer Discretionary Central Fund	70,882,185	7,966,939	10,240,734	75,586,068	4.7%
Fidelity Consumer Staples Central Fund	53,048,360	6,511,017	8,021,497	54,096,530	4.2%
Fidelity Emerging Markets Debt Central Fund	8,214,479	1,152,310	160,707	9,120,200	7.5%
Fidelity Emerging Markets Equity Central Fund	29,379,814	16,576,679	900,140	48,247,193	8.9%
Fidelity Energy Central Fund	42,666,865	4,779,040	4,324,977	42,714,012	4.3%
Fidelity Financials Central Fund	117,359,278	14,089,487	17,799,374	132,670,836	4.7%
Fidelity Floating Rate Central Fund	14,714,215	2,039,714	321,412	16,574,860	1.0%
Fidelity Health Care Central Fund	84,314,184	11,584,204	9,149,739	89,774,737	4.4%
Fidelity High Income Central Fund 1	53,050,901	5,885,847	15,626,399	43,950,343	7.4%
Fidelity Industrials Central Fund	63,322,120	7,379,775	9,893,967	67,712,324	4.7%
Fidelity Inflation-Protected Bond Index Central Fund	60,687,179	12,187,277	1,285,644	71,001,667	6.9%
Fidelity Information Technology Central Fund	139,649,129	16,038,212	10,698,554	166,347,572	4.4%
Fidelity International Equity Central Fund	180,699,204	45,665,501	4,738,901	232,510,745	8.7%
Fidelity Investment Grade Bond Central Fund	432,844,176	71,196,262	9,619,296	483,383,753	6.8%
Fidelity Materials Central Fund	19,433,946	2,148,144	2,880,138	21,153,704	4.9%
Fidelity Real Estate Equity Central Fund	11,191,603	1,241,104	3,441,216	8,772,595	7.1%
Fidelity Telecom Services Central Fund	15,237,712	2,151,343	1,174,248	16,894,491	4.2%
Fidelity Utilities Central Fund	20,564,537	2,212,698	3,044,207	21,033,449	4.4%
Total	$1,435,870,662	$249,373,008	$113,759,976	$1,637,962,851

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	74.0%
United Kingdom	3.8%
Japan	3.6%
Cayman Islands	1.7%
Ireland	1.5%
Canada	1.5%
Netherlands	1.4%
Germany	1.4%
France	1.0%
Switzerland	1.0%
Mexico	1.0%
Others (Individually Less Than 1%)	8.1%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,689,227) — See accompanying schedule: Unaffiliated issuers (cost $71,082,819)	$74,571,152
Fidelity Central Funds (cost $1,377,369,934)	1,719,438,623
Total Investments (cost $1,448,452,753)		$1,794,009,775
Receivable for investments sold		739,769
Receivable for fund shares sold		1,714,771
Distributions receivable from Fidelity Central Funds		28,502
Prepaid expenses		1,397
Other receivables		4,693
Total assets		1,796,498,907
Liabilities
Payable for investments purchased	$11,016,748
Payable for fund shares redeemed	773,819
Accrued management fee	800,333
Distribution and service plan fees payable	47,739
Other affiliated payables	225,868
Other payables and accrued expenses	35,130
Collateral on securities loaned	7,835,100
Total liabilities		20,734,737
Net Assets		$1,775,764,170
Net Assets consist of:
Paid in capital		$1,568,009,244
Undistributed net investment income		2,770,002
Accumulated undistributed net realized gain (loss) on investments		(140,572,098)
Net unrealized appreciation (depreciation) on investments		345,557,022
Net Assets		$1,775,764,170
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($54,399,306 ÷ 4,675,377 shares)		$11.64
Maximum offering price per share (100/94.25 of $11.64)		$12.35
Class M:
Net Asset Value and redemption price per share ($18,820,884 ÷ 1,624,867 shares)		$11.58
Maximum offering price per share (100/96.50 of $11.58)		$12.00
Class C:
Net Asset Value and offering price per share ($34,195,029 ÷ 2,983,604 shares)(a)		$11.46
Asset Manager 60%:
Net Asset Value, offering price and redemption price per share ($1,642,745,102 ÷ 140,752,728 shares)		$11.67
Class I:
Net Asset Value, offering price and redemption price per share ($25,603,849 ÷ 2,192,680 shares)		$11.68

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$656,388
Interest		136
Income from Fidelity Central Funds		13,711,188
Total income		14,367,712
Expenses
Management fee	$4,500,175
Transfer agent fees	965,974
Distribution and service plan fees	284,275
Accounting and security lending fees	325,253
Custodian fees and expenses	8,686
Independent trustees' fees and expenses	3,324
Registration fees	62,085
Audit	17,870
Legal	3,025
Miscellaneous	6,774
Total expenses before reductions	6,177,441
Expense reductions	(20,772)	6,156,669
Net investment income (loss)		8,211,043
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,377,587
Fidelity Central Funds	7,787,657
Capital gain distributions from Fidelity Central Funds	3,249,158
Total net realized gain (loss)		15,414,402
Change in net unrealized appreciation (depreciation) on investment securities		59,733,787
Net gain (loss)		75,148,189
Net increase (decrease) in net assets resulting from operations		$83,359,232

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,211,043	$23,151,106
Net realized gain (loss)	15,414,402	(944,043)
Change in net unrealized appreciation (depreciation)	59,733,787	121,429,191
Net increase (decrease) in net assets resulting from operations	83,359,232	143,636,254
Distributions to shareholders from net investment income	(21,450,587)	(24,052,987)
Distributions to shareholders from net realized gain	(3,176,370)	(32,419,519)
Total distributions	(24,626,957)	(56,472,506)
Share transactions - net increase (decrease)	162,051,333	75,598,059
Total increase (decrease) in net assets	220,783,608	162,761,807
Net Assets
Beginning of period	1,554,980,562	1,392,218,755
End of period	$1,775,764,170	$1,554,980,562
Other Information
Undistributed net investment income end of period	$2,770,002	$16,009,546

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.24	$10.60	$11.53	$11.17	$10.16	$8.76
Income from Investment Operations
Net investment income (loss)A	.04	.14	.14	.12	.11	.12
Net realized and unrealized gain (loss)	.50	.90	(.39)	.83	1.10	1.38
Total from investment operations	.54	1.04	(.25)	.95	1.21	1.50
Distributions from net investment income	(.12)	(.15)	(.12)	(.09)	(.09)	(.08)
Distributions from net realized gain	(.02)	(.25)	(.56)	(.50)	(.11)	(.02)
Total distributions	(.14)	(.40)	(.68)	(.59)	(.20)	(.10)
Net asset value, end of period	$11.64	$11.24	$10.60	$11.53	$11.17	$10.16
Total ReturnB,C,D	4.84%	10.10%	(2.36)%	8.87%	12.15%	17.27%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.03%G	1.03%	1.04%	1.03%	1.06%	1.09%
Expenses net of fee waivers, if any	1.03%G	1.03%	1.03%	1.03%	1.06%	1.09%
Expenses net of all reductions	1.03%G	1.03%	1.03%	1.03%	1.05%	1.08%
Net investment income (loss)	.72%G	1.30%	1.20%	1.08%	1.02%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$54,399	$59,027	$53,879	$53,382	$41,926	$37,312
Portfolio turnover rateH	21%G	21%	22%	11%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class M

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.17	$10.55	$11.48	$11.12	$10.12	$8.72
Income from Investment Operations
Net investment income (loss)A	.03	.11	.11	.09	.08	.10
Net realized and unrealized gain (loss)	.49	.88	(.39)	.84	1.09	1.38
Total from investment operations	.52	.99	(.28)	.93	1.17	1.48
Distributions from net investment income	(.09)	(.13)	(.09)	(.07)	(.06)	(.06)
Distributions from net realized gain	(.02)	(.25)	(.56)	(.50)	(.11)	(.02)
Total distributions	(.11)	(.37)B	(.65)	(.57)	(.17)	(.08)
Net asset value, end of period	$11.58	$11.17	$10.55	$11.48	$11.12	$10.12
Total ReturnC,D,E	4.71%	9.68%	(2.63)%	8.66%	11.78%	17.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.28%H	1.29%	1.29%	1.30%	1.32%	1.34%
Expenses net of fee waivers, if any	1.28%H	1.29%	1.29%	1.30%	1.32%	1.34%
Expenses net of all reductions	1.28%H	1.28%	1.28%	1.30%	1.31%	1.33%
Net investment income (loss)	.47%H	1.04%	.94%	.81%	.76%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$18,821	$16,763	$16,210	$14,759	$13,639	$11,380
Portfolio turnover rateI	21%H	21%	22%	11%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.247 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$10.42	$11.35	$11.04	$10.06	$8.67
Income from Investment Operations
Net investment income (loss)A	–B	.06	.05	.04	.02	.05
Net realized and unrealized gain (loss)	.48	.88	(.38)	.81	1.10	1.38
Total from investment operations	.48	.94	(.33)	.85	1.12	1.43
Distributions from net investment income	(.04)	(.08)	(.04)	(.04)	(.02)	(.02)
Distributions from net realized gain	(.02)	(.25)	(.56)	(.50)	(.11)	(.02)
Total distributions	(.06)	(.32)C	(.60)	(.54)	(.14)D	(.04)
Net asset value, end of period	$11.46	$11.04	$10.42	$11.35	$11.04	$10.06
Total ReturnE,F,G	4.38%	9.27%	(3.08)%	7.98%	11.24%	16.55%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.78%J	1.78%	1.80%	1.80%	1.84%	1.88%
Expenses net of fee waivers, if any	1.78%J	1.78%	1.79%	1.80%	1.84%	1.85%
Expenses net of all reductions	1.78%J	1.78%	1.79%	1.80%	1.83%	1.84%
Net investment income (loss)	(.03)%J	.54%	.44%	.31%	.24%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$34,195	$34,037	$30,147	$25,867	$18,390	$10,185
Portfolio turnover rateK	21%J	21%	22%	11%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.247 per share.

 D Total distributions of $.14 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.112 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$10.66	$11.59	$11.22	$10.21	$8.80
Income from Investment Operations
Net investment income (loss)A	.06	.17	.17	.16	.14	.15
Net realized and unrealized gain (loss)	.50	.90	(.39)	.84	1.10	1.39
Total from investment operations	.56	1.07	(.22)	1.00	1.24	1.54
Distributions from net investment income	(.15)	(.19)	(.16)	(.13)	(.12)	(.11)
Distributions from net realized gain	(.02)	(.25)	(.56)	(.50)	(.11)	(.02)
Total distributions	(.18)B	(.44)	(.71)C	(.63)	(.23)	(.13)
Net asset value, end of period	$11.67	$11.29	$10.66	$11.59	$11.22	$10.21
Total ReturnD,E	4.99%	10.31%	(2.03)%	9.26%	12.45%	17.73%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%H	.71%	.72%	.72%	.74%	.77%
Expenses net of fee waivers, if any	.71%H	.71%	.72%	.72%	.74%	.77%
Expenses net of all reductions	.71%H	.71%	.71%	.72%	.73%	.76%
Net investment income (loss)	1.04%H	1.61%	1.51%	1.39%	1.34%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$1,642,745	$1,426,502	$1,275,181	$1,187,056	$850,361	$557,351
Portfolio turnover rateI	21%H	21%	22%	11%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.18 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.022 per share.

 C Total distributions of $.71 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.555 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.30	$10.66	$11.59	$11.22	$10.21	$8.79
Income from Investment Operations
Net investment income (loss)A	.06	.17	.17	.15	.13	.15
Net realized and unrealized gain (loss)	.49	.90	(.39)	.83	1.10	1.39
Total from investment operations	.55	1.07	(.22)	.98	1.23	1.54
Distributions from net investment income	(.15)	(.18)	(.15)	(.11)	(.11)	(.10)
Distributions from net realized gain	(.02)	(.25)	(.56)	(.50)	(.11)	(.02)
Total distributions	(.17)	(.43)	(.71)	(.61)	(.22)	(.12)
Net asset value, end of period	$11.68	$11.30	$10.66	$11.59	$11.22	$10.21
Total ReturnB,C	4.97%	10.37%	(2.08)%	9.15%	12.35%	17.73%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%F	.75%	.76%	.78%	.82%	.84%
Expenses net of fee waivers, if any	.75%F	.74%	.76%	.78%	.82%	.84%
Expenses net of all reductions	.74%F	.74%	.75%	.78%	.81%	.83%
Net investment income (loss)	1.00%F	1.58%	1.47%	1.33%	1.26%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$25,604	$18,651	$15,574	$14,122	$8,540	$8,964
Portfolio turnover rateG	21%F	21%	22%	11%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.3	1.1
Amazon.com, Inc.	0.8	0.9
Facebook, Inc. Class A	0.6	0.7
Alphabet, Inc. Class C	0.6	0.6
Alphabet, Inc. Class A	0.6	0.6
British American Tobacco PLC sponsored ADR	0.5	0.6
Amgen, Inc.	0.5	0.4
Bank of America Corp.	0.5	0.4
Berkshire Hathaway, Inc. Class B	0.5	0.5
Microsoft Corp.	0.5	0.4
	6.4

Top Five Market Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.3	17.0
Information Technology	10.6	11.8
Consumer Discretionary	10.1	9.5
Health Care	8.1	8.5
Industrials	7.4	7.5

Quality Diversification (% of fund's net assets)

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	13.4%
AAA,AA,A	1.1%
BBB	4.3%
BB and Below	5.2%
Not Rated	0.2%
Equities*	69.8%
Short-Term Investments and Net Other Assets	6.0%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.1%

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	11.0%
AAA,AA,A	2.9%
BBB	5.2%
BB and Below	6.3%
Not Rated	0.1%
Equities*	66.4%
Short-Term Investments and Net Other Assets	8.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2017
Stock Class and Equity Futures*	70.0%
Bond Class	23.4%
Short-Term Class	6.6%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.1%

As of September 30, 2016
Stock Class and Equity Futures*	66.5%
Bond Class	25.3%
Short-Term Class	8.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 28.4% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 70%

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 66.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	14,717,130	$94,925,486
Fidelity Consumer Discretionary Central Fund (a)	848,087	231,332,692
Fidelity Consumer Staples Central Fund (a)	702,195	167,276,861
Fidelity Emerging Markets Equity Central Fund (a)	683,769	147,960,783
Fidelity Energy Central Fund (a)	1,040,817	131,715,401
Fidelity Financials Central Fund (a)	4,156,593	408,509,984
Fidelity Health Care Central Fund (a)	768,729	275,543,258
Fidelity Industrials Central Fund (a)	781,987	209,564,818
Fidelity Information Technology Central Fund (a)	1,340,772	505,296,585
Fidelity International Equity Central Fund (a)	9,023,745	711,161,337
Fidelity Materials Central Fund (a)	276,480	66,139,531
Fidelity Real Estate Equity Central Fund (a)	203,412	22,542,132
Fidelity Telecom Services Central Fund (a)	255,028	50,885,716
Fidelity Utilities Central Fund (a)	381,290	66,043,282
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,965,937,520)		3,088,897,866

Fixed-Income Central Funds - 25.1%
High Yield Fixed-Income Funds - 3.9%
Fidelity Emerging Markets Debt Central Fund (a)	2,330,944	23,495,920
Fidelity Floating Rate Central Fund (a)	405,912	42,044,357
Fidelity High Income Central Fund 1 (a)	1,145,449	113,869,120

TOTAL HIGH YIELD FIXED-INCOME FUNDS		179,409,397

Investment Grade Fixed-Income Funds - 21.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,813,399	184,966,684
Fidelity Investment Grade Bond Central Fund (a)	7,434,180	797,910,507

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		982,877,191

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,124,090,551)		1,162,286,588

Money Market Central Funds - 4.7%
Fidelity Cash Central Fund, 0.84% (b)	112,236,434	112,258,881
Fidelity Money Market Central Fund, 1.19% (b)	85,216,189	85,233,232
Fidelity Securities Lending Cash Central Fund 0.84% (b)(c)	19,555,044	19,557,000
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $217,018,981)		217,049,113

Investment Companies - 4.5%
iShares 20+ Year Treasury Bond ETF (d)	267,291	32,264,697
iShares Core MSCI Emerging Markets ETF	1,774,428	84,799,914
iShares MSCI EAFE Index ETF	711,079	44,293,111
iShares MSCI Japan ETF	895,675	46,127,263
TOTAL INVESTMENT COMPANIES
(Cost $197,259,298)		207,484,985
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $3,504,306,350)		4,675,718,552
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(50,192,728)
NET ASSETS - 100%		$4,625,525,824

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$343,648
Fidelity Commodity Strategy Central Fund	80,056
Fidelity Consumer Discretionary Central Fund	1,036,376
Fidelity Consumer Staples Central Fund	1,271,932
Fidelity Emerging Markets Debt Central Fund	883,581
Fidelity Emerging Markets Equity Central Fund	514,025
Fidelity Energy Central Fund	749,435
Fidelity Financials Central Fund	2,645,837
Fidelity Floating Rate Central Fund	1,035,607
Fidelity Health Care Central Fund	724,686
Fidelity High Income Central Fund 1	3,809,189
Fidelity Industrials Central Fund	1,347,110
Fidelity Inflation-Protected Bond Index Central Fund	113,812
Fidelity Information Technology Central Fund	1,216,082
Fidelity International Equity Central Fund	3,521,769
Fidelity Investment Grade Bond Central Fund	10,903,339
Fidelity Materials Central Fund	419,967
Fidelity Money Market Central Fund	430,203
Fidelity Real Estate Equity Central Fund	279,285
Fidelity Securities Lending Cash Central Fund	6,747
Fidelity Telecom Services Central Fund	522,772
Fidelity Utilities Central Fund	662,845
Total	$32,518,303

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$51,334,481	$45,789,820	$1,376,236	$94,925,486	13.5%
Fidelity Consumer Discretionary Central Fund	228,752,701	9,999,781	28,958,997	231,332,692	14.4%
Fidelity Consumer Staples Central Fund	171,025,446	9,822,277	21,155,207	167,276,861	13.0%
Fidelity Emerging Markets Debt Central Fund	22,589,678	1,727,551	558,991	23,495,920	19.4%
Fidelity Emerging Markets Equity Central Fund	103,828,872	38,166,928	3,552,609	147,960,783	27.4%
Fidelity Energy Central Fund	137,557,692	6,132,517	10,896,843	131,715,401	13.4%
Fidelity Financials Central Fund	377,965,323	18,660,865	48,114,601	408,509,984	14.5%
Fidelity Floating Rate Central Fund	40,040,732	2,678,267	1,053,072	42,044,357	2.5%
Fidelity Health Care Central Fund	271,527,129	17,588,003	22,092,794	275,543,258	13.4%
Fidelity High Income Central Fund 1	146,610,179	8,487,143	42,874,202	113,869,120	19.1%
Fidelity Industrials Central Fund	204,238,006	10,054,992	26,493,750	209,564,818	14.6%
Fidelity Inflation-Protected Bond Index Central Fund	166,899,519	23,991,776	4,212,239	184,966,684	18.0%
Fidelity Information Technology Central Fund	450,424,827	21,284,227	31,033,919	505,296,585	13.3%
Fidelity International Equity Central Fund	590,297,357	101,842,799	14,348,440	711,161,337	26.6%
Fidelity Investment Grade Bond Central Fund	769,772,053	74,317,442	26,378,604	797,910,507	11.3%
Fidelity Materials Central Fund	62,745,788	2,780,344	7,013,031	66,139,531	15.3%
Fidelity Real Estate Equity Central Fund	30,963,572	1,426,908	9,177,754	22,542,132	18.4%
Fidelity Telecom Services Central Fund	48,841,512	3,367,867	3,419,756	50,885,716	12.7%
Fidelity Utilities Central Fund	66,207,420	2,985,250	7,169,237	66,043,282	13.9%
Total	$3,941,622,287	$401,104,757	$309,880,282	$4,251,184,454

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	71.6%
Japan	4.2%
United Kingdom	4.2%
Cayman Islands	2.0%
Ireland	1.6%
Canada	1.6%
Germany	1.3%
Netherlands	1.3%
France	1.2%
Switzerland	1.2%
Others (Individually Less Than 1%)	9.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,192,890) — See accompanying schedule: Unaffiliated issuers (cost $197,259,298)	$207,484,985
Fidelity Central Funds (cost $3,307,047,052)	4,468,233,567
Total Investments (cost $3,504,306,350)		$4,675,718,552
Cash		34,393
Receivable for investments sold		1,924,781
Receivable for fund shares sold		1,951,659
Distributions receivable from Fidelity Central Funds		73,730
Prepaid expenses		3,942
Other receivables		67,681
Total assets		4,679,774,738
Liabilities
Payable for investments purchased	$29,814,823
Payable for fund shares redeemed	2,003,453
Accrued management fee	2,090,828
Distribution and service plan fees payable	97,529
Other affiliated payables	609,235
Other payables and accrued expenses	76,046
Collateral on securities loaned	19,557,000
Total liabilities		54,248,914
Net Assets		$4,625,525,824
Net Assets consist of:
Paid in capital		$3,911,355,673
Undistributed net investment income		4,857,573
Accumulated undistributed net realized gain (loss) on investments		(462,099,624)
Net unrealized appreciation (depreciation) on investments		1,171,412,202
Net Assets		$4,625,525,824
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($140,885,419 ÷ 6,805,125 shares)		$20.70
Maximum offering price per share (100/94.25 of $20.70)		$21.96
Class M:
Net Asset Value and redemption price per share ($49,189,586 ÷ 2,374,871 shares)		$20.71
Maximum offering price per share (100/96.50 of $20.71)		$21.46
Class C:
Net Asset Value and offering price per share ($57,362,102 ÷ 2,782,941 shares)(a)		$20.61
Asset Manager 70%:
Net Asset Value, offering price and redemption price per share ($4,304,225,415 ÷ 207,644,185 shares)		$20.73
Class I:
Net Asset Value, offering price and redemption price per share ($73,863,302 ÷ 3,562,782 shares)		$20.73

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$1,957,674
Interest		379
Income from Fidelity Central Funds		32,518,303
Total income		34,476,356
Expenses
Management fee	$11,997,005
Transfer agent fees	2,891,713
Distribution and service plan fees	580,647
Accounting and security lending fees	671,173
Custodian fees and expenses	9,199
Independent trustees' fees and expenses	8,964
Appreciation in deferred trustee compensation account	103
Registration fees	71,318
Audit	17,870
Legal	10,900
Miscellaneous	18,454
Total expenses before reductions	16,277,346
Expense reductions	(58,045)	16,219,301
Net investment income (loss)		18,257,055
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,714,353
Fidelity Central Funds	49,455,859
Capital gain distributions from Fidelity Central Funds	9,462,700
Total net realized gain (loss)		77,632,912
Change in net unrealized appreciation (depreciation) on investment securities		166,303,940
Net gain (loss)		243,936,852
Net increase (decrease) in net assets resulting from operations		$262,193,907

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,257,055	$60,499,999
Net realized gain (loss)	77,632,912	15,617,199
Change in net unrealized appreciation (depreciation)	166,303,940	356,816,958
Net increase (decrease) in net assets resulting from operations	262,193,907	432,934,156
Distributions to shareholders from net investment income	(54,427,264)	(65,006,686)
Distributions to shareholders from net realized gain	(8,449,917)	(154,480,473)
Total distributions	(62,877,181)	(219,487,159)
Share transactions - net increase (decrease)	135,645,166	52,440,170
Total increase (decrease) in net assets	334,961,892	265,887,167
Net Assets
Beginning of period	4,290,563,932	4,024,676,765
End of period	$4,625,525,824	$4,290,563,932
Other Information
Undistributed net investment income end of period	$4,857,573	$41,027,782

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.78	$18.84	$21.24	$19.60	$17.33	$14.72
Income from Investment Operations
Net investment income (loss)A	.06	.22	.22	.21	.18	.19
Net realized and unrealized gain (loss)	1.10	1.70	(.80)	1.67	2.31	2.64
Total from investment operations	1.16	1.92	(.58)	1.88	2.49	2.83
Distributions from net investment income	(.20)	(.25)	(.22)	(.16)	(.19)	(.19)
Distributions from net realized gain	(.04)	(.73)	(1.60)	(.07)	(.03)	(.03)
Total distributions	(.24)	(.98)	(1.82)	(.24)B	(.22)	(.22)
Net asset value, end of period	$20.70	$19.78	$18.84	$21.24	$19.60	$17.33
Total ReturnC,D,E	5.91%	10.57%	(2.96)%	9.65%	14.56%	19.44%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.02%H	1.02%	1.03%	1.03%	1.06%	1.08%
Expenses net of fee waivers, if any	1.02%H	1.02%	1.03%	1.03%	1.06%	1.08%
Expenses net of all reductions	1.02%H	1.02%	1.02%	1.03%	1.04%	1.07%
Net investment income (loss)	.55%H	1.17%	1.07%	1.00%	.98%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$140,885	$146,585	$134,849	$143,310	$127,865	$120,425
Portfolio turnover rateI	22%H	21%	20%	13%	20%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.074 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class M

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.77	$18.82	$21.22	$19.58	$17.30	$14.70
Income from Investment Operations
Net investment income (loss)A	.03	.17	.17	.15	.13	.15
Net realized and unrealized gain (loss)	1.10	1.70	(.80)	1.67	2.32	2.62
Total from investment operations	1.13	1.87	(.63)	1.82	2.45	2.77
Distributions from net investment income	(.15)	(.20)	(.16)	(.11)	(.14)	(.15)
Distributions from net realized gain	(.04)	(.73)	(1.60)	(.07)	(.03)	(.03)
Total distributions	(.19)	(.92)B	(1.77)C	(.18)	(.17)	(.17)D
Net asset value, end of period	$20.71	$19.77	$18.82	$21.22	$19.58	$17.30
Total ReturnE,F,G	5.76%	10.31%	(3.25)%	9.38%	14.31%	19.03%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.28%J	1.28%	1.29%	1.29%	1.32%	1.35%
Expenses net of fee waivers, if any	1.27%J	1.28%	1.28%	1.29%	1.32%	1.35%
Expenses net of all reductions	1.27%J	1.28%	1.28%	1.29%	1.30%	1.33%
Net investment income (loss)	.30%J	.91%	.81%	.74%	.72%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$49,190	$48,149	$46,685	$49,337	$44,421	$43,064
Portfolio turnover rateK	22%J	21%	20%	13%	20%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.92 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.726 per share.

 C Total distributions of $1.77 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $1.604 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.63	$18.69	$21.08	$19.48	$17.23	$14.63
Income from Investment Operations
Net investment income (loss)A	(.02)	.08	.06	.05	.04	.07
Net realized and unrealized gain (loss)	1.09	1.69	(.78)	1.66	2.31	2.62
Total from investment operations	1.07	1.77	(.72)	1.71	2.35	2.69
Distributions from net investment income	(.05)	(.10)	(.07)	(.04)	(.07)	(.07)
Distributions from net realized gain	(.04)	(.73)	(1.60)	(.07)	(.03)	(.03)
Total distributions	(.09)	(.83)	(1.67)	(.11)	(.10)	(.09)B
Net asset value, end of period	$20.61	$19.63	$18.69	$21.08	$19.48	$17.23
Total ReturnC,D,E	5.48%	9.78%	(3.69)%	8.82%	13.70%	18.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.78%H	1.78%	1.79%	1.79%	1.81%	1.83%
Expenses net of fee waivers, if any	1.77%H	1.78%	1.78%	1.79%	1.81%	1.83%
Expenses net of all reductions	1.77%H	1.78%	1.78%	1.78%	1.79%	1.81%
Net investment income (loss)	(.20)%H	.41%	.32%	.25%	.23%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$57,362	$56,605	$52,860	$55,104	$46,498	$38,245
Portfolio turnover rateI	22%H	21%	20%	13%	20%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.84	$18.89	$21.30	$19.66	$17.38	$14.77
Income from Investment Operations
Net investment income (loss)A	.09	.28	.28	.27	.24	.24
Net realized and unrealized gain (loss)	1.10	1.71	(.80)	1.67	2.32	2.64
Total from investment operations	1.19	1.99	(.52)	1.94	2.56	2.88
Distributions from net investment income	(.26)	(.31)	(.28)	(.23)	(.25)	(.25)
Distributions from net realized gain	(.04)	(.73)	(1.60)	(.07)	(.03)	(.03)
Total distributions	(.30)	(1.04)	(1.89)B	(.30)	(.28)	(.27)C
Net asset value, end of period	$20.73	$19.84	$18.89	$21.30	$19.66	$17.38
Total ReturnD,E	6.06%	10.97%	(2.69)%	9.98%	14.94%	19.79%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%H	.72%	.72%	.73%	.75%	.76%
Expenses net of fee waivers, if any	.71%H	.71%	.72%	.73%	.75%	.76%
Expenses net of all reductions	.71%H	.71%	.71%	.72%	.73%	.75%
Net investment income (loss)	.86%H	1.48%	1.38%	1.31%	1.29%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$4,304,225	$3,996,905	$3,745,336	$3,729,256	$3,253,088	$2,758,119
Portfolio turnover rateI	22%H	21%	20%	13%	20%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.89 per share is comprised of distributions from net investment income of $.282 and distributions from net realized gain of $1.604 per share.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.85	$18.90	$21.31	$19.66	$17.38	$14.78
Income from Investment Operations
Net investment income (loss)A	.08	.28	.27	.26	.23	.24
Net realized and unrealized gain (loss)	1.10	1.70	(.80)	1.68	2.32	2.63
Total from investment operations	1.18	1.98	(.53)	1.94	2.55	2.87
Distributions from net investment income	(.26)	(.30)	(.27)	(.22)	(.24)	(.24)
Distributions from net realized gain	(.04)	(.73)	(1.60)	(.07)	(.03)	(.03)
Total distributions	(.30)	(1.03)	(1.88)B	(.29)	(.27)	(.27)
Net asset value, end of period	$20.73	$19.85	$18.90	$21.31	$19.66	$17.38
Total ReturnC,D	6.04%	10.92%	(2.73)%	9.98%	14.90%	19.68%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.74%	.76%	.77%	.79%	.80%
Expenses net of fee waivers, if any	.74%G	.74%	.76%	.77%	.79%	.80%
Expenses net of all reductions	.74%G	.74%	.75%	.77%	.77%	.79%
Net investment income (loss)	.83%G	1.45%	1.34%	1.26%	1.25%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$73,863	$42,321	$42,581	$40,561	$31,955	$30,418
Portfolio turnover rateH	22%G	21%	20%	13%	20%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.88 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $1.604 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.6	1.4
Amazon.com, Inc.	1.0	1.1
Facebook, Inc. Class A	0.7	0.9
Alphabet, Inc. Class C	0.7	0.8
Alphabet, Inc. Class A	0.7	0.8
British American Tobacco PLC sponsored ADR	0.7	0.6
Amgen, Inc.	0.6	0.5
Bank of America Corp.	0.6	0.5
Berkshire Hathaway, Inc. Class B	0.6	0.6
Microsoft Corp.	0.6	0.5
	7.8

Top Five Market Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.4	15.4
Information Technology	13.5	14.5
Consumer Discretionary	11.3	11.2
Health Care	9.6	10.3
Industrials	9.0	8.8

Quality Diversification (% of fund's net assets)

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	7.6%
AAA,AA,A	0.4%
BBB	1.6%
BB and Below	3.6%
Not Rated	0.2%
Equities*	84.2%
Short-Term Investments and Net Other Assets	2.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	6.9%
AAA,AA,A	1.2%
BBB	2.1%
BB and Below	4.1%
Not Rated	0.1%
Equities*	82.3%
Short-Term Investments and Net Other Assets	3.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2017
Stock Class and Equity Futures*	84.5%
Bond Class	13.0%
Short-Term Class	2.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of September 30, 2016
Stock Class and Equity Futures*	82.2%
Bond Class	14.1%
Short-Term Class	3.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 31.6% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 85%

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 81.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	5,780,153	$37,281,986
Fidelity Consumer Discretionary Central Fund (a)	411,323	112,196,625
Fidelity Consumer Staples Central Fund (a)	338,299	80,589,504
Fidelity Emerging Markets Equity Central Fund (a)	364,772	78,932,983
Fidelity Energy Central Fund (a)	503,647	63,736,571
Fidelity Financials Central Fund (a)	2,008,104	197,356,487
Fidelity Health Care Central Fund (a)	370,814	132,914,624
Fidelity Industrials Central Fund (a)	376,510	100,900,893
Fidelity Information Technology Central Fund (a)	654,244	246,564,988
Fidelity International Equity Central Fund (a)	4,208,229	331,650,510
Fidelity Materials Central Fund (a)	132,409	31,674,944
Fidelity Real Estate Equity Central Fund (a)	80,910	8,966,475
Fidelity Telecom Services Central Fund (a)	124,101	24,761,868
Fidelity Utilities Central Fund (a)	182,061	31,534,786
TOTAL EQUITY CENTRAL FUNDS
(Cost $970,972,962)		1,479,063,244

Fixed-Income Central Funds - 14.0%
High Yield Fixed-Income Funds - 3.2%
Fidelity Emerging Markets Debt Central Fund (a)	3,183	32,085
Fidelity Floating Rate Central Fund (a)	343,220	35,550,686
Fidelity High Income Central Fund 1 (a)	232,941	23,156,703

TOTAL HIGH YIELD FIXED-INCOME FUNDS		58,739,474

Investment Grade Fixed-Income Funds - 10.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)	705,348	71,945,517
Fidelity Investment Grade Bond Central Fund (a)	1,164,393	124,974,335

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		196,919,852

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $251,355,749)		255,659,326

Money Market Central Funds - 1.1%
Fidelity Cash Central Fund, 0.84% (b)	6,907,936	6,909,318
Fidelity Securities Lending Cash Central Fund 0.84% (b)(c)	13,823,818	13,825,200
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $20,734,518)		20,734,518

Investment Companies - 4.9%
iShares 20+ Year Treasury Bond ETF (d)	112,496	13,579,392
iShares Core MSCI Emerging Markets ETF	627,307	29,979,000
iShares MSCI EAFE Index ETF	365,087	22,741,269
iShares MSCI Japan ETF	442,058	22,765,987
TOTAL INVESTMENT COMPANIES
(Cost $85,450,672)		89,065,648
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $1,328,513,901)		1,844,522,736
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(20,405,342)
NET ASSETS - 100%		$1,824,117,394

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,488
Fidelity Commodity Strategy Central Fund	33,138
Fidelity Consumer Discretionary Central Fund	496,355
Fidelity Consumer Staples Central Fund	607,934
Fidelity Emerging Markets Debt Central Fund	1,217
Fidelity Emerging Markets Equity Central Fund	274,123
Fidelity Energy Central Fund	359,745
Fidelity Financials Central Fund	1,271,617
Fidelity Floating Rate Central Fund	688,868
Fidelity Health Care Central Fund	344,223
Fidelity High Income Central Fund 1	892,930
Fidelity Industrials Central Fund	643,340
Fidelity Inflation-Protected Bond Index Central Fund	43,939
Fidelity Information Technology Central Fund	584,693
Fidelity International Equity Central Fund	1,592,044
Fidelity Investment Grade Bond Central Fund	1,641,984
Fidelity Materials Central Fund	200,627
Fidelity Real Estate Equity Central Fund	125,600
Fidelity Securities Lending Cash Central Fund	7,927
Fidelity Telecom Services Central Fund	250,350
Fidelity Utilities Central Fund	316,321
Total	$10,415,463

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$21,165,035	$17,161,343	$777,641	$37,281,986	5.3%
Fidelity Consumer Discretionary Central Fund	109,506,168	8,891,217	16,584,951	112,196,625	7.0%
Fidelity Consumer Staples Central Fund	81,838,175	7,583,411	12,563,233	80,589,504	6.3%
Fidelity Emerging Markets Debt Central Fund	31,247	1,217	--	32,085	0.0%
Fidelity Emerging Markets Equity Central Fund	55,428,042	21,236,280	2,934,727	78,932,983	14.6%
Fidelity Energy Central Fund	65,847,954	5,358,716	6,857,722	63,736,571	6.5%
Fidelity Financials Central Fund	180,987,331	15,985,203	28,280,024	197,356,487	7.0%
Fidelity Floating Rate Central Fund	14,996,108	20,943,460	643,374	35,550,686	2.1%
Fidelity Health Care Central Fund	130,009,719	12,075,599	13,338,204	132,914,624	6.4%
Fidelity High Income Central Fund 1	39,327,648	3,069,227	19,637,282	23,156,703	3.9%
Fidelity Industrials Central Fund	97,786,521	8,486,606	15,743,932	100,900,893	7.0%
Fidelity Inflation-Protected Bond Index Central Fund	63,204,048	11,880,022	2,515,429	71,945,517	7.0%
Fidelity Information Technology Central Fund	215,684,381	18,133,640	18,870,046	246,564,988	6.5%
Fidelity International Equity Central Fund	262,987,486	62,986,123	9,902,959	331,650,510	12.4%
Fidelity Investment Grade Bond Central Fund	124,485,676	26,148,472	22,520,030	124,974,335	1.8%
Fidelity Materials Central Fund	30,031,628	2,402,666	4,428,921	31,674,944	7.4%
Fidelity Real Estate Equity Central Fund	14,381,304	1,216,670	6,320,856	8,966,475	7.3%
Fidelity Telecom Services Central Fund	23,394,293	2,464,990	2,100,245	24,761,868	6.2%
Fidelity Utilities Central Fund	31,672,540	2,494,459	4,563,420	31,534,786	6.6%
Total	$1,562,765,304	$248,519,321	$188,582,996	$1,734,722,570

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	68.4%
Japan	5.1%
United Kingdom	4.3%
Cayman Islands	2.4%
Ireland	2.0%
Canada	1.5%
France	1.4%
Switzerland	1.4%
Germany	1.4%
Netherlands	1.3%
Taiwan	1.0%
Others (Individually Less Than 1%)	9.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,567,804) — See accompanying schedule: Unaffiliated issuers (cost $85,450,672)	$89,065,648
Fidelity Central Funds (cost $1,243,063,229)	1,755,457,088
Total Investments (cost $1,328,513,901)		$1,844,522,736
Receivable for investments sold		788,068
Receivable for fund shares sold		1,932,469
Distributions receivable from Fidelity Central Funds		8,055
Prepaid expenses		1,476
Other receivables		4,808
Total assets		1,847,257,612
Liabilities
Payable for investments purchased	$7,432,773
Payable for fund shares redeemed	705,167
Accrued management fee	823,394
Distribution and service plan fees payable	59,994
Other affiliated payables	264,891
Other payables and accrued expenses	28,799
Collateral on securities loaned	13,825,200
Total liabilities		23,140,218
Net Assets		$1,824,117,394
Net Assets consist of:
Paid in capital		$1,507,837,366
Undistributed net investment income		237,822
Accumulated undistributed net realized gain (loss) on investments		(199,966,629)
Net unrealized appreciation (depreciation) on investments		516,008,835
Net Assets		$1,824,117,394
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($82,752,343 ÷ 4,734,907 shares)		$17.48
Maximum offering price per share (100/94.25 of $17.48)		$18.55
Class M:
Net Asset Value and redemption price per share ($20,917,943 ÷ 1,202,596 shares)		$17.39
Maximum offering price per share (100/96.50 of $17.39)		$18.02
Class C:
Net Asset Value and offering price per share ($41,055,321 ÷ 2,386,589 shares)(a)		$17.20
Asset Manager 85%:
Net Asset Value, offering price and redemption price per share ($1,652,119,762 ÷ 93,787,008 shares)		$17.62
Class I:
Net Asset Value, offering price and redemption price per share ($27,272,025 ÷ 1,552,374 shares)		$17.57

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$758,827
Interest		271
Income from Fidelity Central Funds		10,415,463
Total income		11,174,561
Expenses
Management fee	$4,632,638
Transfer agent fees	1,271,185
Distribution and service plan fees	347,272
Accounting and security lending fees	261,943
Custodian fees and expenses	8,755
Independent trustees' fees and expenses	3,435
Registration fees	47,077
Audit	17,870
Legal	4,680
Miscellaneous	7,079
Total expenses before reductions	6,601,934
Expense reductions	(21,747)	6,580,187
Net investment income (loss)		4,594,374
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,853,060
Fidelity Central Funds	20,687,124
Capital gain distributions from Fidelity Central Funds	4,160,845
Total net realized gain (loss)		27,701,029
Change in net unrealized appreciation (depreciation) on investment securities		92,809,648
Net gain (loss)		120,510,677
Net increase (decrease) in net assets resulting from operations		$125,105,051

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,594,374	$18,336,025
Net realized gain (loss)	27,701,029	197,225
Change in net unrealized appreciation (depreciation)	92,809,648	158,354,674
Net increase (decrease) in net assets resulting from operations	125,105,051	176,887,924
Distributions to shareholders from net investment income	(16,457,488)	(20,421,168)
Distributions to shareholders from net realized gain	(4,681,260)	(51,494,211)
Total distributions	(21,138,748)	(71,915,379)
Share transactions - net increase (decrease)	88,727,102	16,624,821
Total increase (decrease) in net assets	192,693,405	121,597,366
Net Assets
Beginning of period	1,631,423,989	1,509,826,623
End of period	$1,824,117,394	$1,631,423,989
Other Information
Undistributed net investment income end of period	$237,822	$12,100,936

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.45	$15.42	$17.64	$16.38	$14.03	$11.62
Income from Investment Operations
Net investment income (loss)A	.02	.14	.14	.16	.14	.14
Net realized and unrealized gain (loss)	1.18	1.59	(.77)	1.64	2.38	2.43
Total from investment operations	1.20	1.73	(.63)	1.80	2.52	2.57
Distributions from net investment income	(.13)	(.17)	(.17)	(.11)	(.14)	(.14)
Distributions from net realized gain	(.05)	(.53)	(1.43)	(.42)	(.02)	(.02)
Total distributions	(.17)B	(.70)	(1.59)C	(.54)D	(.17)E	(.16)
Net asset value, end of period	$17.48	$16.45	$15.42	$17.64	$16.38	$14.03
Total ReturnF,G,H	7.37%	11.62%	(3.86)%	11.24%	18.14%	22.30%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.04%K	1.05%	1.05%	1.04%	1.05%	1.08%
Expenses net of fee waivers, if any	1.04%K	1.05%	1.05%	1.04%	1.05%	1.08%
Expenses net of all reductions	1.04%K	1.05%	1.04%	1.04%	1.03%	1.07%
Net investment income (loss)	.28%K	.90%	.85%	.92%	.91%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$82,752	$78,147	$66,006	$66,659	$82,805	$66,048
Portfolio turnover rateL	30%K	22%	29%	14%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.047 per share.

 C Total distributions of $1.59 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $1.427 per share.

 D Total distributions of $.54 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.423 per share.

 E Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class M

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.34	$15.32	$17.56	$16.32	$13.97	$11.58
Income from Investment Operations
Net investment income (loss)A	–B	.10	.10	.11	.09	.10
Net realized and unrealized gain (loss)	1.17	1.58	(.78)	1.63	2.38	2.41
Total from investment operations	1.17	1.68	(.68)	1.74	2.47	2.51
Distributions from net investment income	(.07)	(.13)	(.13)	(.08)	(.10)	(.10)
Distributions from net realized gain	(.05)	(.53)	(1.43)	(.42)	(.02)	(.02)
Total distributions	(.12)	(.66)	(1.56)	(.50)	(.12)	(.12)
Net asset value, end of period	$17.39	$16.34	$15.32	$17.56	$16.32	$13.97
Total ReturnC,D,E	7.17%	11.31%	(4.21)%	10.92%	17.85%	21.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.32%H	1.32%	1.33%	1.33%	1.35%	1.36%
Expenses net of fee waivers, if any	1.32%H	1.32%	1.33%	1.33%	1.35%	1.36%
Expenses net of all reductions	1.32%H	1.32%	1.32%	1.33%	1.33%	1.35%
Net investment income (loss)	- %H,I	.63%	.57%	.63%	.61%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$20,918	$19,582	$18,991	$17,690	$13,606	$10,604
Portfolio turnover rateJ	30%H	22%	29%	14%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.14	$15.14	$17.37	$16.16	$13.85	$11.47
Income from Investment Operations
Net investment income (loss)A	(.04)	.02	.02	.03	.02	.04
Net realized and unrealized gain (loss)	1.15	1.57	(.76)	1.61	2.35	2.41
Total from investment operations	1.11	1.59	(.74)	1.64	2.37	2.45
Distributions from net investment income	(.01)	(.06)	(.06)	(.01)	(.04)	(.05)
Distributions from net realized gain	(.05)	(.53)	(1.43)	(.42)	(.02)	(.02)
Total distributions	(.05)B	(.59)	(1.49)	(.43)	(.06)	(.07)
Net asset value, end of period	$17.20	$16.14	$15.14	$17.37	$16.16	$13.85
Total ReturnC,D,E	6.92%	10.80%	(4.62)%	10.37%	17.22%	21.44%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.79%H	1.80%	1.81%	1.81%	1.84%	1.84%
Expenses net of fee waivers, if any	1.79%H	1.80%	1.81%	1.81%	1.83%	1.84%
Expenses net of all reductions	1.79%H	1.80%	1.80%	1.81%	1.81%	1.83%
Net investment income (loss)	(.47)%H	.15%	.10%	.15%	.13%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$41,055	$38,916	$34,590	$30,717	$21,781	$17,243
Portfolio turnover rateI	30%H	22%	29%	14%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.05 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.047 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85%

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.60	$15.56	$17.79	$16.52	$14.14	$11.72
Income from Investment Operations
Net investment income (loss)A	.05	.19	.20	.21	.18	.18
Net realized and unrealized gain (loss)	1.19	1.60	(.78)	1.65	2.40	2.43
Total from investment operations	1.24	1.79	(.58)	1.86	2.58	2.61
Distributions from net investment income	(.17)	(.22)	(.23)	(.17)	(.18)	(.17)
Distributions from net realized gain	(.05)	(.53)	(1.43)	(.42)	(.02)	(.02)
Total distributions	(.22)	(.75)	(1.65)B	(.59)	(.20)	(.19)
Net asset value, end of period	$17.62	$16.60	$15.56	$17.79	$16.52	$14.14
Total ReturnC,D	7.56%	11.92%	(3.54)%	11.54%	18.52%	22.53%
Ratios to Average Net AssetsE,F
Expenses before reductions	.73%G	.74%	.75%	.74%	.77%	.81%
Expenses net of fee waivers, if any	.73%G	.74%	.75%	.74%	.77%	.81%
Expenses net of all reductions	.73%G	.74%	.74%	.74%	.75%	.80%
Net investment income (loss)	.59%G	1.21%	1.16%	1.21%	1.19%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$1,652,120	$1,454,033	$1,350,006	$1,433,196	$1,100,838	$706,722
Portfolio turnover rateH	30%G	22%	29%	14%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.65 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $1.427 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.55	$15.51	$17.74	$16.48	$14.11	$11.69
Income from Investment Operations
Net investment income (loss)A	.05	.19	.19	.21	.18	.18
Net realized and unrealized gain (loss)	1.18	1.60	(.76)	1.64	2.39	2.43
Total from investment operations	1.23	1.79	(.57)	1.85	2.57	2.61
Distributions from net investment income	(.16)	(.21)	(.23)	(.16)	(.17)	(.17)
Distributions from net realized gain	(.05)	(.53)	(1.43)	(.42)	(.02)	(.02)
Total distributions	(.21)	(.75)B	(1.66)	(.59)C	(.20)D	(.19)
Net asset value, end of period	$17.57	$16.55	$15.51	$17.74	$16.48	$14.11
Total ReturnE,F	7.50%	11.93%	(3.52)%	11.49%	18.45%	22.60%
Ratios to Average Net AssetsG,H
Expenses before reductions	.76%I	.75%	.76%	.76%	.79%	.81%
Expenses net of fee waivers, if any	.76%I	.75%	.76%	.76%	.79%	.81%
Expenses net of all reductions	.76%I	.75%	.75%	.76%	.77%	.79%
Net investment income (loss)	.56%I	1.20%	1.15%	1.19%	1.17%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$27,272	$40,747	$38,697	$41,775	$13,088	$10,710
Portfolio turnover rateJ	30%I	22%	29%	14%	22%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.533 per share.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.423 per share.

 D Total distributions of $.20 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.024 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .08%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2017

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M (formerly Class T), Class C, Asset Manager and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, each Fund's outstanding Class B shares were converted to Class A shares. Each Fund's prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period October 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.05%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Restricted Securities	Less than .005% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Restricted Securities	.08%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	.05%
Fidelity High Income Central Fund 1	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from Fidelity Central Funds and underlying funds, futures contracts, market discount, partnerships (including allocations from Fidelity Central Funds), foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Asset Manager 20%	$4,801,145,843	$193,508,195	$(9,559,447)	$183,948,748
Fidelity Asset Manager 30%	1,032,023,301	60,053,638	(2,472,052)	57,581,586
Fidelity Asset Manager 40%	1,237,025,922	93,711,954	(2,674,675)	91,037,279
Fidelity Asset Manager 50%	7,226,619,721	866,038,508	(11,552,602)	854,485,906
Fidelity Asset Manager 60%	1,591,113,351	205,339,017	(2,442,593)	202,896,424
Fidelity Asset Manager 70%	4,007,805,326	676,299,470	(8,386,244)	667,913,226
Fidelity Asset Manager 85%	1,534,283,036	311,312,154	(1,072,454)	310,239,700

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2015 to September 30, 2016. Loss deferrals were as follows:

Capital losses
Fidelity Asset Manager 20%	$–
Fidelity Asset Manager 30%	(2,153,897)
Fidelity Asset Manager 40%	(3,965,521)
Fidelity Asset Manager 50%	–
Fidelity Asset Manager 60%	(8,624,378)
Fidelity Asset Manager 70%	(7,154,211)
Fidelity Asset Manager 85%	(11,686,584)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Fidelity Asset Manager 30% used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period Fidelity Asset Manager 30% recognized net realized gain (loss) of $99,908 and a change in net unrealized appreciation (depreciation) of $(181,084) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Equity and Fixed-Income Central Funds, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	485,509,393	489,455,559
Fidelity Asset Manager 30%	161,780,764	134,070,917
Fidelity Asset Manager 40%	224,273,270	124,371,089
Fidelity Asset Manager 50%	969,851,842	855,224,569
Fidelity Asset Manager 60%	337,940,119	163,478,083
Fidelity Asset Manager 70%	629,761,573	454,386,926
Fidelity Asset Manager 85%	350,598,737	250,092,314

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.11%	.41%
Fidelity Asset Manager 30%	.30%	.11%	.41%
Fidelity Asset Manager 40%	.30%	.11%	.41%
Fidelity Asset Manager 50%	.25%	.25%	.50%
Fidelity Asset Manager 60%	.30%	.25%	.55%
Fidelity Asset Manager 70%	.30%	.25%	.55%
Fidelity Asset Manager 85%	.30%	.25%	.55%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 20%
Class A	-%	.25%	$50,019	$2,487
Class M	.25%	.25%	60,489	851
Class C	.75%	.25%	142,772	20,729
			$253,280	$24,067
Fidelity Asset Manager 30%
Class A	-%	.25%	$27,412	$841
Class M	.25%	.25%	30,442	84
Class C	.75%	.25%	105,689	15,465
			$163,543	$16,390
Fidelity Asset Manager 40%
Class A	-%	.25%	$46,949	$2,150
Class M	.25%	.25%	26,174	380
Class C	.75%	.25%	109,055	16,162
			$182,178	$18,692
Fidelity Asset Manager 50%
Class A	-%	.25%	$94,324	$2,432
Class M	.25%	.25%	82,428	217
Class C	.75%	.25%	208,859	22,277
			$385,611	$24,926
Fidelity Asset Manager 60%
Class A	-%	.25%	$71,247	$536
Class M	.25%	.25%	43,624	–
Class C	.75%	.25%	169,404	23,584
			$284,275	$24,120
Fidelity Asset Manager 70%
Class A	-%	.25%	$179,275	$394
Class M	.25%	.25%	119,792	62
Class C	.75%	.25%	281,580	27,264
			$580,647	$27,720
Fidelity Asset Manager 85%
Class A	-%	.25%	$99,886	$711
Class M	.25%	.25%	49,906	379
Class C	.75%	.25%	197,480	28,389
			$347,272	$29,479

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Asset Manager 20%
Class A	$6,461
Class M	3,361
Class C(a)	2,934
$12,756
Fidelity Asset Manager 30%
Class A	$22,711
Class M	2,761
Class C(a)	2,535
$28,007
Fidelity Asset Manager 40%
Class A	$9,238
Class M	2,191
Class C(a)	1,507
$12,936
Fidelity Asset Manager 50%
Class A	$20,291
Class M	6,196
Class C(a)	1,401
$27,888
Fidelity Asset Manager 60%
Class A	$12,131
Class M	5,607
Class C(a)	2,634
$20,372
Fidelity Asset Manager 70%
Class A	$28,863
Class M	8,302
Class C(a)	2,804
$39,969
Fidelity Asset Manager 85%
Class A	$26,944
Class M	3,683
Class C(a)	2,047
$32,674

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Asset Manager 20%
Class A	$29,518.15
Class M	18,514.15
Class C	22,016.15
Asset Manager 20%	1,933,657.08
Class I	23,439.13
	$2,027,144
Fidelity Asset Manager 30%
Class A	$15,237.14
Class M	8,880.15
Class C	15,670.15
Asset Manager 30%	352,752.07
Class I	12,003.17
	$404,542
Fidelity Asset Manager 40%
Class A	$25,445.14
Class M	8,349.16
Class C	16,379.15
Asset Manager 40%	442,733.08
Class I	7,667.10
	$500,573
Fidelity Asset Manager 50%
Class A	$71,543.19
Class M	31,646.19
Class C	41,524.20
Asset Manager 50%	4,880,579.13
Class I	31,266.17
	$5,056,558
Fidelity Asset Manager 60%
Class A	$51,352.18
Class M	16,002.18
Class C	30,943.18
Asset Manager 60%	851,212.11
Class I	16,465.15
	$965,974
Fidelity Asset Manager 70%
Class A	$134,304.19
Class M	45,996.19
Class C	54,037.19
Asset Manager 70%	2,610,948.13
Class I	46,428.16
	$2,891,713
Fidelity Asset Manager 85%
Class A	$82,219.21
Class M	23,282.23
Class C	40,267.20
Asset Manager 85%	1,102,435.14
Class I	22,982.17
	$1,271,185

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Asset Manager 20%	$243
Fidelity Asset Manager 30%	68
Fidelity Asset Manager 40%	116
Fidelity Asset Manager 50%	836
Fidelity Asset Manager 60%	262
Fidelity Asset Manager 70%	793
Fidelity Asset Manager 85%	305

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$11,722
Fidelity Asset Manager 30%	2,428
Fidelity Asset Manager 40%	2,848
Fidelity Asset Manager 50%	18,620
Fidelity Asset Manager 60%	3,843
Fidelity Asset Manager 70%	10,423
Fidelity Asset Manager 85%	3,989

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

Total Security Lending Income
Fidelity Asset Manager 20%	$11,713
Fidelity Asset Manager 30%	844
Fidelity Asset Manager 40%	2,779
Fidelity Asset Manager 50%	11,890
Fidelity Asset Manager 60%	40
Fidelity Asset Manager 70%	6,747
Fidelity Asset Manager 85%	7,927

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$22,040	$227
Fidelity Asset Manager 30%	3,479	44
Fidelity Asset Manager 40%	6,908	77
Fidelity Asset Manager 50%	60,209	10
Fidelity Asset Manager 60%	13,427	144
Fidelity Asset Manager 70%	38,736	5
Fidelity Asset Manager 85%	14,328	3

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Asset Manager 20%	$14,526
Fidelity Asset Manager 30%	3,036
Fidelity Asset Manager 40%	3,561
Fidelity Asset Manager 50%	34,467
Fidelity Asset Manager 60%	7,201
Fidelity Asset Manager 70%	19,304
Fidelity Asset Manager 85%	7,416

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2017	Year ended September 30, 2016
Fidelity Asset Manager 20%
From net investment income
Class A	$219,032	$586,057
Class M	104,618	258,468
Class B	–	7,665
Class C	55,093	222,595
Asset Manager 20%	33,204,560	85,388,721
Class I	242,013	377,130
Total	$33,825,316	$86,840,636
From net realized gain
Class A	$201,955	$768,558
Class M	122,470	397,712
Class B	–	28,963
Class C	143,376	580,212
Asset Manager 20%	23,396,559	96,332,955
Class I	180,386	366,985
Total	$24,044,746	$98,475,385
Fidelity Asset Manager 30%
From net investment income
Class A	$116,957	$374,214
Class M	51,583	156,500
Class B	–	3,431
Class C	46,742	186,439
Asset Manager 30%	6,754,425	16,652,556
Class I	93,939	174,292
Total	$7,063,646	$17,547,432
From net realized gain
Class A	$44,144	$367,407
Class M	25,407	174,844
Class B	–	8,338
Class C	44,596	315,141
Asset Manager 30%	1,985,082	12,937,540
Class I	30,327	139,018
Total	$2,129,556	$13,942,288
Fidelity Asset Manager 40%
From net investment income
Class A	$244,095	$566,653
Class M	51,000	129,110
Class B	–	2,953
Class C	55,953	167,869
Asset Manager 40%	8,683,326	18,366,959
Class I	115,113	326,411
Total	$9,149,487	$19,559,955
From net realized gain
Class A	$68,489	$422,782
Class M	18,911	119,403
Class B	–	6,236
Class C	39,642	255,795
Asset Manager 40%	2,046,819	11,702,088
Class I	26,540	237,351
Total	$2,200,401	$12,743,655
Fidelity Asset Manager 50%
From net investment income
Class A	$446,327	$1,078,569
Class M	148,823	389,022
Class B	–	12,031
Class C	85,156	314,334
Asset Manager 50%	55,170,279	135,309,959
Class I	266,316	620,822
Total	$56,116,901	$137,724,737
From net realized gain
Class A	$392,639	$2,670,933
Class M	168,876	1,173,976
Class B	–	90,179
Class C	215,018	1,563,215
Asset Manager 50%	38,686,111	281,226,959
Class I	183,136	1,221,841
Total	$39,645,780	$287,947,103
Fidelity Asset Manager 60%
From net investment income
Class A	$574,614	$778,039
Class M	136,576	200,853
Class B	–	4,743
Class C	118,891	221,700
Asset Manager 60%	20,317,579	22,576,101
Class I	302,927	271,551
Total	$21,450,587	$24,052,987
From net realized gain
Class A	$109,926	$1,256,050
Class M	33,760	390,635
Class B	–	26,625
Class C	67,067	720,526
Asset Manager 60%	2,921,482	29,661,155
Class I	44,135	364,528
Total	$3,176,370	$32,419,519
Fidelity Asset Manager 70%
From net investment income
Class A	$1,422,489	$1,770,999
Class M	361,006	473,868
Class C	148,268	294,415
Asset Manager 70%	51,630,613	61,801,113
Class I	864,888	666,291
Total	$54,427,264	$65,006,686
From net realized gain
Class A	$281,609	$5,163,635
Class M	93,861	1,764,247
Class B	–	79,783
Class C	111,201	2,075,200
Asset Manager 70%	7,834,993	143,806,402
Class I	128,253	1,591,206
Total	$8,449,917	$154,480,473
Fidelity Asset Manager 85%
From net investment income
Class A	$599,758	$762,308
Class M	79,695	166,023
Class C	16,876	134,918
Asset Manager 85%	15,515,608	18,879,814
Class I	245,551	478,105
Total	$16,457,488	$20,421,168
From net realized gain
Class A	$225,509	$2,376,081
Class M	55,083	691,330
Class B	–	46,652
Class C	113,314	1,239,853
Asset Manager 85%	4,215,223	45,949,502
Class I	72,131	1,190,793
Total	$4,681,260	$51,494,211

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2017	Year ended September 30, 2016	Six months ended March 31, 2017	Year ended September 30, 2016
Fidelity Asset Manager 20%
Class A
Shares sold	508,101	1,061,724	$6,684,924	$13,730,782
Reinvestment of distributions	31,313	101,740	407,414	1,297,846
Shares redeemed	(938,690)	(980,175)	(12,327,140)	(12,695,149)
Net increase (decrease)	(399,276)	183,289	$(5,234,802)	$2,333,479
Class M
Shares sold	118,129	769,032	$1,544,297	$9,944,778
Reinvestment of distributions	14,501	46,050	188,250	585,951
Shares redeemed	(253,749)	(404,707)	(3,321,015)	(5,207,424)
Net increase (decrease)	(121,119)	410,375	$(1,588,468)	$5,323,305
Class B
Shares sold	–	3,420	$–	$44,326
Reinvestment of distributions	–	2,794	–	35,365
Shares redeemed	–	(122,552)	–	(1,576,306)
Net increase (decrease)	–	(116,338)	$–	$(1,496,615)
Class C
Shares sold	255,640	522,480	$3,335,032	$6,696,646
Reinvestment of distributions	14,310	58,840	184,809	744,539
Shares redeemed	(359,485)	(571,568)	(4,682,362)	(7,366,178)
Net increase (decrease)	(89,535)	9,752	$(1,162,521)	$75,007
Asset Manager 20%
Shares sold	31,967,208	53,904,713	$419,801,576	$698,704,684
Reinvestment of distributions	4,203,251	13,769,905	54,811,356	176,023,505
Shares redeemed	(37,294,040)	(67,514,502)	(489,758,246)	(872,979,053)
Net increase (decrease)	(1,123,581)	160,116	$(15,145,314)	$1,749,136
Class I
Shares sold	1,819,816	1,237,625	$23,969,029	$16,000,768
Reinvestment of distributions	27,086	51,472	352,909	658,423
Shares redeemed	(567,996)	(494,699)	(7,464,109)	(6,395,711)
Net increase (decrease)	1,278,906	794,398	$16,857,829	$10,263,480
Fidelity Asset Manager 30%
Class A
Shares sold	158,195	758,314	$1,673,666	$7,842,738
Reinvestment of distributions	15,215	72,251	159,672	734,724
Shares redeemed	(494,656)	(684,982)	(5,214,717)	(7,018,711)
Net increase (decrease)	(321,246)	145,583	$(3,381,379)	$1,558,751
Class M
Shares sold	190,848	227,180	$2,014,397	$2,318,193
Reinvestment of distributions	7,346	32,605	76,925	331,069
Shares redeemed	(142,027)	(234,324)	(1,494,747)	(2,407,141)
Net increase (decrease)	56,167	25,461	$596,575	$242,121
Class B
Shares sold	–	752	$–	$7,417
Reinvestment of distributions	–	1,068	–	10,788
Shares redeemed	–	(55,507)	–	(570,956)
Net increase (decrease)	–	(53,687)	$–	$(552,751)
Class C
Shares sold	194,409	646,522	$2,042,115	$6,544,515
Reinvestment of distributions	8,607	48,769	89,556	492,300
Shares redeemed	(279,105)	(587,350)	(2,933,104)	(6,019,841)
Net increase (decrease)	(76,089)	107,941	$(801,433)	$1,016,974
Asset Manager 30%
Shares sold	16,023,610	23,662,071	$169,367,736	$243,254,618
Reinvestment of distributions	815,156	2,847,635	8,559,592	28,983,547
Shares redeemed	(12,692,632)	(18,732,344)	(134,293,651)	(192,459,532)
Net increase (decrease)	4,146,134	7,777,362	$43,633,677	$79,778,633
Class I
Shares sold	641,599	656,402	$6,785,088	$6,817,634
Reinvestment of distributions	10,707	30,069	112,408	306,241
Shares redeemed	(208,617)	(462,690)	(2,211,248)	(4,774,293)
Net increase (decrease)	443,689	223,781	$4,686,248	$2,349,582
Fidelity Asset Manager 40%
Class A
Shares sold	582,299	1,316,443	$6,345,001	$13,858,038
Reinvestment of distributions	28,358	93,270	306,678	973,060
Shares redeemed	(1,213,198)	(733,359)	(13,257,979)	(7,743,497)
Net increase (decrease)	(602,541)	676,354	$(6,606,300)	$7,087,601
Class M
Shares sold	97,621	390,009	$1,067,501	$4,020,982
Reinvestment of distributions	5,674	20,717	61,283	215,683
Shares redeemed	(57,908)	(366,782)	(630,889)	(3,842,286)
Net increase (decrease)	45,387	43,944	$497,895	$394,379
Class B
Reinvestment of distributions	–	884	–	9,189
Shares redeemed	–	(59,490)	–	(630,460)
Net increase (decrease)	–	(58,606)	$–	$(621,271)
Class C
Shares sold	244,994	558,469	$2,661,029	$5,876,704
Reinvestment of distributions	8,337	38,879	89,830	402,887
Shares redeemed	(274,571)	(460,845)	(2,982,167)	(4,802,443)
Net increase (decrease)	(21,240)	136,503	$(231,308)	$1,477,148
Asset Manager 40%
Shares sold	21,544,708	27,901,656	$235,473,468	$294,523,460
Reinvestment of distributions	972,800	2,831,070	10,519,887	29,535,248
Shares redeemed	(12,923,389)	(20,058,435)	(141,019,953)	(210,941,630)
Net increase (decrease)	9,594,119	10,674,291	$104,973,402	$113,117,078
Class I
Shares sold	528,146	949,776	$5,820,230	$9,774,597
Reinvestment of distributions	11,299	30,925	122,203	322,941
Shares redeemed	(472,609)	(1,492,768)	(5,159,098)	(15,422,345)
Net increase (decrease)	66,836	(512,067)	$783,335	$(5,324,807)
Fidelity Asset Manager 50%
Class A
Shares sold	361,521	1,285,350	$6,103,499	$20,974,734
Reinvestment of distributions	48,508	228,274	809,655	3,648,471
Shares redeemed	(803,197)	(1,243,808)	(13,623,812)	(20,035,152)
Net increase (decrease)	(393,168)	269,816	$(6,710,658)	$4,588,053
Class M
Shares sold	165,740	415,139	$2,794,310	$6,788,826
Reinvestment of distributions	18,918	97,186	315,526	1,551,607
Shares redeemed	(161,152)	(455,938)	(2,723,234)	(7,437,228)
Net increase (decrease)	23,506	56,387	$386,602	$903,205
Class B
Shares sold	–	12,960	$–	$208,531
Reinvestment of distributions	–	5,178	–	82,342
Shares redeemed	–	(166,468)	–	(2,689,336)
Net increase (decrease)	–	(148,330)	$–	$(2,398,463)
Class C
Shares sold	163,099	526,140	$2,738,060	$8,431,685
Reinvestment of distributions	16,615	108,770	275,581	1,724,314
Shares redeemed	(346,006)	(688,225)	(5,823,463)	(11,162,645)
Net increase (decrease)	(166,292)	(53,315)	$(2,809,822)	$(1,006,646)
Asset Manager 50%
Shares sold	28,408,840	41,011,505	$481,110,028	$670,923,177
Reinvestment of distributions	5,434,671	25,198,579	91,016,514	404,423,850
Shares redeemed	(31,293,715)	(78,601,130)	(530,747,568)	(1,282,252,050)
Net increase (decrease)	2,549,796	(12,391,046)	$41,378,974	$(206,905,023)
Class I
Shares sold	457,298	912,142	$7,758,602	$14,796,900
Reinvestment of distributions	26,545	112,601	443,820	1,804,785
Shares redeemed	(529,489)	(727,915)	(8,902,796)	(11,897,452)
Net increase (decrease)	(45,646)	296,828	$(700,374)	$4,704,233
Fidelity Asset Manager 60%
Class A
Shares sold	415,313	1,119,098	$4,677,863	$11,965,702
Reinvestment of distributions	61,079	192,249	677,363	2,007,080
Shares redeemed	(1,054,104)	(1,138,854)	(11,952,594)	(12,159,554)
Net increase (decrease)	(577,712)	172,493	$(6,597,368)	$1,813,228
Class M
Shares sold	212,786	230,470	$2,397,173	$2,481,092
Reinvestment of distributions	15,294	55,076	169,000	572,790
Shares redeemed	(103,318)	(321,919)	(1,160,262)	(3,454,754)
Net increase (decrease)	124,762	(36,373)	$1,405,911	$(400,872)
Class B
Shares sold	–	–	$–	$–
Reinvestment of distributions	–	2,647	–	27,789
Shares redeemed	–	(118,704)	–	(1,267,174)
Net increase (decrease)	–	(116,057)	$–	$(1,239,385)
Class C
Shares sold	242,360	662,228	$2,695,299	$6,939,607
Reinvestment of distributions	16,626	89,391	182,057	921,624
Shares redeemed	(359,676)	(559,512)	(4,004,950)	(5,849,062)
Net increase (decrease)	(100,690)	192,107	$(1,127,594)	$2,012,169
Asset Manager 60%
Shares sold	24,870,471	26,084,588	$280,853,695	$280,962,806
Reinvestment of distributions	2,066,190	4,947,085	22,976,032	51,746,504
Shares redeemed	(12,523,172)	(24,358,406)	(141,577,226)	(261,232,789)
Net increase (decrease)	14,413,489	6,673,267	$162,252,501	$71,476,521
Class I
Shares sold	728,693	445,534	$8,244,206	$4,722,458
Reinvestment of distributions	30,159	57,560	335,370	602,654
Shares redeemed	(217,179)	(312,984)	(2,461,693)	(3,388,714)
Net increase (decrease)	541,673	190,110	$6,117,883	$1,936,398
Fidelity Asset Manager 70%
Class A
Shares sold	439,353	1,242,255	$8,764,369	$23,355,609
Reinvestment of distributions	83,042	360,252	1,630,123	6,607,015
Shares redeemed	(1,126,156)	(1,351,803)	(22,594,447)	(25,443,048)
Net increase (decrease)	(603,761)	250,704	$(12,199,955)	$4,519,576
Class M
Shares sold	198,646	332,456	$3,983,740	$6,282,649
Reinvestment of distributions	22,716	117,377	446,368	2,156,218
Shares redeemed	(281,611)	(495,128)	(5,656,910)	(9,231,214)
Net increase (decrease)	(60,249)	(45,295)	$(1,226,802)	$(792,347)
Class B
Shares sold	–	2,173	$–	$39,145
Reinvestment of distributions	–	3,944	–	73,710
Shares redeemed	–	(130,852)	–	(2,475,477)
Net increase (decrease)	–	(124,735)	$–	$(2,362,622)
Class C
Shares sold	166,867	434,716	$3,317,299	$8,170,264
Reinvestment of distributions	12,475	121,833	244,259	2,230,769
Shares redeemed	(280,214)	(500,903)	(5,585,172)	(9,377,032)
Net increase (decrease)	(100,872)	55,646	$(2,023,614)	$1,024,001
Asset Manager 70%
Shares sold	18,261,840	21,741,155	$365,336,877	$410,816,180
Reinvestment of distributions	2,973,304	11,023,418	58,395,683	202,279,723
Shares redeemed	(15,057,710)	(29,537,539)	(301,335,637)	(560,681,708)
Net increase (decrease)	6,177,434	3,227,034	$122,396,923	$52,414,195
Class I
Shares sold	1,667,584	461,077	$33,464,072	$8,611,520
Reinvestment of distributions	49,865	119,411	979,352	2,192,381
Shares redeemed	(286,570)	(701,469)	(5,744,810)	(13,166,534)
Net increase (decrease)	1,430,879	(120,981)	$28,698,614	$(2,362,633)
Fidelity Asset Manager 85%
Class A
Shares sold	477,537	1,277,982	$7,975,784	$19,986,726
Reinvestment of distributions	49,655	203,532	815,826	3,095,723
Shares redeemed	(541,891)	(1,011,362)	(9,139,872)	(15,702,710)
Net increase (decrease)	(14,699)	470,152	$(348,262)	$7,379,739
Class M
Shares sold	182,623	291,311	$3,027,131	$4,494,461
Reinvestment of distributions	8,195	56,275	134,067	852,009
Shares redeemed	(186,465)	(388,740)	(3,070,286)	(6,110,365)
Net increase (decrease)	4,353	(41,154)	$90,912	$(763,895)
Class B
Shares sold	–	2,734	$–	$40,866
Reinvestment of distributions	–	2,868	–	43,908
Shares redeemed	–	(105,601)	–	(1,635,914)
Net increase (decrease)	–	(99,999)	$–	$(1,551,140)
Class C
Shares sold	219,696	482,935	$3,609,768	$7,409,041
Reinvestment of distributions	7,947	90,560	128,826	1,359,303
Shares redeemed	(252,099)	(446,523)	(4,150,591)	(6,885,905)
Net increase (decrease)	(24,456)	126,972	$(411,997)	$1,882,439
Asset Manager 85%
Shares sold	12,593,137	12,327,620	$211,684,412	$193,726,869
Reinvestment of distributions	1,176,883	4,184,448	19,477,413	64,063,900
Shares redeemed	(7,552,288)	(15,709,607)	(127,012,557)	(247,400,124)
Net increase (decrease)	6,217,732	802,461	$104,149,268	$10,390,645
Class I
Shares sold	255,250	669,454	$4,333,786	$10,615,247
Reinvestment of distributions	18,960	107,226	312,833	1,637,339
Shares redeemed	(1,183,951)	(810,020)	(19,399,438)	(12,965,553)
Net increase (decrease)	(909,741)	(33,340)	$(14,752,819)	$(712,967)

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following fund:

Fund	% of shares held
Fidelity Asset Manager 60%	33%

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Fidelity Asset Manager 20%
Class A	.84%
Actual		$1,000.00	$1,010.50	$4.21
Hypothetical-C		$1,000.00	$1,020.74	$4.23
Class M	1.09%
Actual		$1,000.00	$1,009.30	$5.46
Hypothetical-C		$1,000.00	$1,019.50	$5.49
Class C	1.59%
Actual		$1,000.00	$1,006.20	$7.95
Hypothetical-C		$1,000.00	$1,017.00	$8.00
Asset Manager 20%	.52%
Actual		$1,000.00	$1,012.10	$2.61
Hypothetical-C		$1,000.00	$1,022.34	$2.62
Class I	.57%
Actual		$1,000.00	$1,011.10	$2.86
Hypothetical-C		$1,000.00	$1,022.09	$2.87
Fidelity Asset Manager 30%
Class A	.85%
Actual		$1,000.00	$1,019.90	$4.28
Hypothetical-C		$1,000.00	$1,020.69	$4.28
Class M	1.11%
Actual		$1,000.00	$1,018.70	$5.59
Hypothetical-C		$1,000.00	$1,019.40	$5.59
Class C	1.61%
Actual		$1,000.00	$1,014.80	$8.09
Hypothetical-C		$1,000.00	$1,016.90	$8.10
Asset Manager 30%	.54%
Actual		$1,000.00	$1,020.70	$2.72
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class I	.63%
Actual		$1,000.00	$1,021.10	$3.17
Hypothetical-C		$1,000.00	$1,021.79	$3.18
Fidelity Asset Manager 40%
Class A	.85%
Actual		$1,000.00	$1,029.40	$4.30
Hypothetical-C		$1,000.00	$1,020.69	$4.28
Class M	1.12%
Actual		$1,000.00	$1,028.00	$5.66
Hypothetical-C		$1,000.00	$1,019.35	$5.64
Class C	1.61%
Actual		$1,000.00	$1,024.70	$8.13
Hypothetical-C		$1,000.00	$1,016.90	$8.10
Asset Manager 40%	.54%
Actual		$1,000.00	$1,031.00	$2.73
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class I	.56%
Actual		$1,000.00	$1,030.80	$2.84
Hypothetical-C		$1,000.00	$1,022.14	$2.82
Fidelity Asset Manager 50%
Class A	.96%
Actual		$1,000.00	$1,038.60	$4.88
Hypothetical-C		$1,000.00	$1,020.14	$4.84
Class M	1.21%
Actual		$1,000.00	$1,036.70	$6.14
Hypothetical-C		$1,000.00	$1,018.90	$6.09
Class C	1.72%
Actual		$1,000.00	$1,034.90	$8.73
Hypothetical-C		$1,000.00	$1,016.36	$8.65
Asset Manager 50%	.65%
Actual		$1,000.00	$1,040.10	$3.31
Hypothetical-C		$1,000.00	$1,021.69	$3.28
Class I	.69%
Actual		$1,000.00	$1,039.90	$3.51
Hypothetical-C		$1,000.00	$1,021.49	$3.48
Fidelity Asset Manager 60%
Class A	1.03%
Actual		$1,000.00	$1,048.40	$5.26
Hypothetical-C		$1,000.00	$1,019.80	$5.19
Class M	1.28%
Actual		$1,000.00	$1,047.10	$6.53
Hypothetical-C		$1,000.00	$1,018.55	$6.44
Class C	1.78%
Actual		$1,000.00	$1,043.80	$9.07
Hypothetical-C		$1,000.00	$1,016.06	$8.95
Asset Manager 60%	.71%
Actual		$1,000.00	$1,049.90	$3.63
Hypothetical-C		$1,000.00	$1,021.39	$3.58
Class I	.75%
Actual		$1,000.00	$1,049.70	$3.83
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Fidelity Asset Manager 70%
Class A	1.02%
Actual		$1,000.00	$1,059.10	$5.24
Hypothetical-C		$1,000.00	$1,019.85	$5.14
Class M	1.27%
Actual		$1,000.00	$1,057.60	$6.51
Hypothetical-C		$1,000.00	$1,018.60	$6.39
Class C	1.77%
Actual		$1,000.00	$1,054.80	$9.07
Hypothetical-C		$1,000.00	$1,016.11	$8.90
Asset Manager 70%	.71%
Actual		$1,000.00	$1,060.60	$3.65
Hypothetical-C		$1,000.00	$1,021.39	$3.58
Class I	.74%
Actual		$1,000.00	$1,060.40	$3.80
Hypothetical-C		$1,000.00	$1,021.24	$3.73
Fidelity Asset Manager 85%
Class A	1.04%
Actual		$1,000.00	$1,073.70	$5.38
Hypothetical-C		$1,000.00	$1,019.75	$5.24
Class M	1.32%
Actual		$1,000.00	$1,071.70	$6.82
Hypothetical-C		$1,000.00	$1,018.35	$6.64
Class C	1.79%
Actual		$1,000.00	$1,069.20	$9.23
Hypothetical-C		$1,000.00	$1,016.01	$9.00
Asset Manager 85%	.73%
Actual		$1,000.00	$1,075.60	$3.78
Hypothetical-C		$1,000.00	$1,021.29	$3.68
Class I	.76%
Actual		$1,000.00	$1,075.00	$3.93
Hypothetical-C		$1,000.00	$1,021.14	$3.83

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .08%.

 C 5% return per year before expenses

AR-SANN-0517
1.878280.109

Fidelity® Series Broad Market Opportunities Fund Semi-Annual Report March 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the Fund’s pro-rata share of the investments of Fidelity’s Equity Central Funds.

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.8	2.3
Amazon.com, Inc.	1.8	1.9
Facebook, Inc. Class A	1.3	1.5
Alphabet, Inc. Class C	1.3	1.3
Alphabet, Inc. Class A	1.3	1.3
Amgen, Inc.	1.2	0.9
Bank of America Corp.	1.2	0.9
Berkshire Hathaway, Inc. Class B	1.1	1.1
Microsoft Corp.	1.1	0.9
Allergan PLC	1.0	1.1
	14.1

Asset Allocation (% of fund's net assets)

As of March 31, 2017
Stocks	98.0%
Convertible Securities	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.7%

As of September 30, 2016
Stocks	98.1%
Convertible Securities	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.7%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

At period end, investments in foreign securities including the Fund's pro-rata share of Fidelity's Equity Central Funds, was 16.8% of net assets.

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	4,705	$1,283,377
Fidelity Consumer Staples Central Fund (a)	4,070	969,604
Fidelity Energy Central Fund (a)	6,013	760,988
Fidelity Financials Central Fund (a)	24,091	2,367,671
Fidelity Health Care Central Fund (a)	4,655	1,668,684
Fidelity Industrials Central Fund (a)	4,425	1,185,814
Fidelity Information Technology Central Fund (a)	7,996	3,013,555
Fidelity Materials Central Fund (a)	1,601	383,091
Fidelity Telecom Services Central Fund (a)	1,610	321,342
Fidelity Utilities Central Fund (a)	2,283	395,471
TOTAL EQUITY CENTRAL FUNDS
(Cost $7,879,788)		12,349,597
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $7,879,788)		12,349,597
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(20,968)
NET ASSETS - 100%		$12,328,629

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$6,734
Fidelity Consumer Staples Central Fund	8,168
Fidelity Energy Central Fund	4,625
Fidelity Financials Central Fund	16,919
Fidelity Health Care Central Fund	4,836
Fidelity Industrials Central Fund	8,505
Fidelity Information Technology Central Fund	$8,029
Fidelity Materials Central Fund	2,589
Fidelity Telecom Services Central Fund	3,683
Fidelity Utilities Central Fund	4,206
Total	$68,294

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$1,584,232	$17,034	$449,032	$1,283,377	0.1%
Fidelity Consumer Staples Central Fund	1,172,847	24,442	269,267	969,604	0.1%
Fidelity Energy Central Fund	942,752	96,971	278,092	760,988	0.1%
Fidelity Financials Central Fund	2,638,488	20,324	685,341	2,367,671	0.1%
Fidelity Health Care Central Fund	1,904,914	155,053	429,783	1,668,684	0.1%
Fidelity Industrials Central Fund	1,352,740	13,548	319,335	1,185,814	0.1%
Fidelity Information Technology Central Fund	3,093,102	119,674	613,490	3,013,555	0.1%
Fidelity Materials Central Fund	417,017	4,462	86,079	383,091	0.1%
Fidelity Telecom Services Central Fund	377,471	12,551	83,614	321,342	0.1%
Fidelity Utilities Central Fund	461,642	4,206	93,690	395,471	0.1%
Total	$13,945,205	$468,265	$3,307,723	$12,349,597

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.2%
Ireland	2.8%
Japan	2.6%
Cayman Islands	2.6%
United Kingdom	1.6%
Taiwan	1.2%
Netherlands	1.0%
Others (Individually Less Than 1%)	5.0%
100.0%

The information in the above table is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investments in Fidelity Central Funds (cost $7,879,788)		$12,349,597
Cash		10
Receivable for investments sold		49,716
Prepaid expenses		13
Total assets		12,399,336
Liabilities
Payable for fund shares redeemed	$44,373
Accrued management fee	5,793
Other affiliated payables	1,698
Other payables and accrued expenses	18,843
Total liabilities		70,707
Net Assets		$12,328,629
Net Assets consist of:
Paid in capital		$8,438,931
Distributions in excess of net investment income		(15,849)
Accumulated undistributed net realized gain (loss) on investments		(564,262)
Net unrealized appreciation (depreciation) on investments		4,469,809
Net Assets, for 729,187 shares outstanding		$12,328,629
Net Asset Value, offering price and redemption price per share ($12,328,629 ÷ 729,187 shares)		$16.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Income from Fidelity Central Funds		$68,294
Expenses
Management fee	$36,583
Transfer agent fees	11,168
Accounting fees and expenses	2,602
Custodian fees and expenses	4,663
Independent trustees' fees and expenses	30
Registration fees	35
Audit	18,494
Legal	27
Miscellaneous	276
Total expenses before reductions	73,878
Expense reductions	(7,043)	66,835
Net investment income (loss)		1,459
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Fidelity Central Funds	899,606
Capital gain distributions from Fidelity Central Funds	45,407
Total net realized gain (loss)		945,013
Change in net unrealized appreciation (depreciation) on investment securities		344,243
Net gain (loss)		1,289,256
Net increase (decrease) in net assets resulting from operations		$1,290,715

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,459	$70,572
Net realized gain (loss)	945,013	123,075
Change in net unrealized appreciation (depreciation)	344,243	1,800,750
Net increase (decrease) in net assets resulting from operations	1,290,715	1,994,397
Distributions to shareholders from net investment income	(64,947)	(62,043)
Distributions to shareholders from net realized gain	(29,055)	(619,409)
Total distributions	(94,002)	(681,452)
Share transactions
Proceeds from sales of shares	701,082	2,683,634
Reinvestment of distributions	94,002	681,452
Cost of shares redeemed	(3,581,343)	(5,929,562)
Net increase (decrease) in net assets resulting from share transactions	(2,786,259)	(2,564,476)
Total increase (decrease) in net assets	(1,589,546)	(1,251,531)
Net Assets
Beginning of period	13,918,175	15,169,706
End of period	$12,328,629	$13,918,175
Other Information
Undistributed net investment income end of period	$–	$47,639
Distributions in excess of net investment income end of period	$(15,849)	$–
Shares
Sold	45,312	188,043
Issued in reinvestment of distributions	5,923	47,956
Redeemed	(223,076)	(405,282)
Net increase (decrease)	(171,841)	(169,283)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Broad Market Opportunities Fund

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.45	$14.17	$15.63	$13.61	$11.11	$8.65
Income from Investment Operations
Net investment income (loss)A	–B	.07	.06	.07	.08	.07
Net realized and unrealized gain (loss)	1.57	1.88	(.50)	2.15	2.50	2.44
Total from investment operations	1.57	1.95	(.44)	2.22	2.58	2.51
Distributions from net investment income	(.08)	(.06)	(.07)	(.06)	(.07)	(.04)
Distributions from net realized gain	(.03)	(.61)	(.95)	(.14)	(.01)	–B
Total distributions	(.11)	(.67)	(1.02)	(.20)	(.08)	(.05)C
Net asset value, end of period	$16.91	$15.45	$14.17	$15.63	$13.61	$11.11
Total ReturnD,E	10.21%	14.17%	(3.08)%	16.46%	23.39%	29.07%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.11%H	1.05%	1.04%	1.09%	1.40%	1.87%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	.99%	1.00%	.98%	.98%
Net investment income (loss)	.02%H	.48%	.38%	.44%	.66%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$12,329	$13,918	$15,170	$15,005	$7,500	$5,131
Portfolio turnover rateI	7%H	12%	23%	18%	28%	36%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.05 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.004 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .01%.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2017

1. Organization.

Fidelity Series Broad Market Opportunities Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Restricted Securities	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3– unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds) and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$3,310,438
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$3,310,438
Tax cost	$9,039,159

The Fund intends to elect to defer to its next fiscal year $103,571 of capital losses recognized during the period November 1, 2015 to September 30, 2016.

4. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares aggregated $468,265 and $3,307,723, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $33 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.00% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $6,982.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $61.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

In May 2017, the Fund's Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fund will distribute all of its net assets to its shareholders on May 31, 2017.

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Actual	1.00%	$1,000.00	$1,102.10	$5.24
Hypothetical-C		$1,000.00	$1,019.95	$5.04

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .01%.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

BMO-SANN-0517
1.848240.109

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2017